    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 27, 2001

                                                     REGISTRATION NOS.:  2-71559
                                                                        811-3162

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933                      /X/
                       PRE-EFFECTIVE AMENDMENT NO. _____                      / /
                        POST-EFFECTIVE AMENDMENT NO. 24                       /X/
                                     AND/OR
              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                                 /X/
                               AMENDMENT NO. 25                               /X/

                              -------------------

                          ACTIVE ASSETS TAX-FREE TRUST
                        (A MASSACHUSETTS BUSINESS TRUST)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 392-1600

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                              MAYER, BROWN & PLATT
                                 1675 BROADWAY
                            NEW YORK, NEW YORK 10019
                                ----------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 As soon as practicable after this Post-Effective Amendment becomes effective.

 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

        ---   immediately upon filing pursuant to paragraph (b)
         X    on August 29, 2001 pursuant to paragraph (b)
        ---
              60 days after filing pursuant to paragraph (a)
        ---
              on (date) pursuant to paragraph (a) of rule 485
        ---

           AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Active Assets -- Money Trust
                 Tax-Free Trust
                 California Tax-Free Trust
                 Government Securities Trust


FOUR DIFFERENT MONEY MARKET FUNDS OFFERED EXCLUSIVELY TO PARTICIPANTS IN THE ACTIVE ASSETS-REGISTERED TRADEMARK- OR BUSINESSCAPE-SM- FINANCIAL SERVICE PROGRAMS AND TO OTHER INVESTORS WHO HAVE BROKERAGE ACCOUNTS WITH MORGAN STANLEY DW INC.


FOR INFORMATION ON THE ACTIVE ASSETS OR BUSINESSCAPE FINANCIAL SERVICE PROGRAMS, READ THE CLIENT ACCOUNT AGREEMENT FOR EACH PROGRAM AND/OR CALL (800) 869-3326 OR
(212) 392-5000 (FOR THE ACTIVE ASSETS PROGRAM) OR (800) 355-3086 (FOR THE BUSINESSCAPE PROGRAM).

                                                                   [COVER PHOTO]

                                                    Prospectus - August 29, 2001

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS

Eligible
Investors/Overview        ............................................................     1
The Funds

Active Assets
Money Trust               INVESTMENT OBJECTIVES.......................................     2
                          PRINCIPAL INVESTMENT STRATEGIES.............................     2
                          PRINCIPAL RISKS.............................................     2
                          PAST PERFORMANCE............................................     3
                          FEES AND EXPENSES...........................................     4
Active Assets
Tax-Free Trust            INVESTMENT OBJECTIVE........................................     5
                          PRINCIPAL INVESTMENT STRATEGIES.............................     5
                          PRINCIPAL RISKS.............................................     5
                          PAST PERFORMANCE............................................     6
                          FEES AND EXPENSES...........................................     7
Active Assets
California
Tax-Free Trust            INVESTMENT OBJECTIVE........................................     8
                          PRINCIPAL INVESTMENT STRATEGIES.............................     8
                          PRINCIPAL RISKS.............................................     8
                          PAST PERFORMANCE............................................     9
                          FEES AND EXPENSES...........................................    10

Active Assets
Government
Securities Trust          INVESTMENT OBJECTIVES.......................................    11
                          PRINCIPAL INVESTMENT STRATEGIES.............................    11
                          PRINCIPAL RISKS.............................................    12
                          PAST PERFORMANCE............................................    12
                          FEES AND EXPENSES...........................................    13

Fund Management           ............................................................    14

Shareholder Information   PRICING FUND SHARES.........................................    15
                          HOW ARE FUND INVESTMENTS MADE?..............................    15
                          HOW ARE FUND SHARES SOLD?...................................    16
                          DISTRIBUTIONS...............................................    18
                          TAX CONSEQUENCES............................................    18

Financial Information     ............................................................    20

                          THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUNDS.
                          PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

Eligible Investors/Overview


Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each, a "Fund") are four separate money market funds offered exclusively to:
(i) participants in the Active Assets-Registered Trademark- or BusinesScape-SM-financial service programs offered by Morgan Stanley DW Inc. ("Morgan Stanley DW") (the "Financial Service Programs"); and (ii) other investors who have a brokerage account with Morgan Stanley DW. (Morgan Stanley DW is affiliated with Morgan Stanley Investment Advisors Inc., the Funds' Investment Manager.)



Participants in the Financial Service Programs are offered a Morgan Stanley DW brokerage account that is linked to the Funds, as well as to Active Assets Institutional Money Trust and Active Assets Premier Money Trust (two other money market funds participating in the Financial Service Programs), a debit card, check writing privileges and, in the case of the Active Assets Program, a federally insured bank account. In addition, participants in the BusinesScape Program may have access to a commercial line of credit.



There is an annual fee for participating in the Active Assets Program and the BusinesScape Program. Please refer to the client account agreement for each program for details. The annual fee presently charged for participating in the BusinesScape Program is $150. At any time, Morgan Stanley DW may change the annual fee charged and the services provided under the Financial Service Programs. For details on the Financial Service Programs, please read the client account agreement for each program.

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
The Funds
Active Assets Money Trust

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Active Assets Money Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                           The Fund invests in high quality, short-term debt obligations. In selecting investments, the "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


                           The Fund's investments include the following money market instruments:


                            -    Commercial paper.

                            -    Corporate obligations.

                            - Debt obligations of U.S.-regulated banks and instruments secured by those obligations. These investments include certificates of deposit.

                            - Certificates of deposit of savings banks and savings and loan associations.

                            - Debt obligations issued or guaranteed as to principal and interest by the U.S. government, its agencies or its instrumentalities.

                            - Repurchase agreements, which may be viewed as a type of secured lending by the Fund.

[ICON]  PRINCIPAL RISKS

--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objectives.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its debt obligation investments. All debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

The Investment Manager actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.

AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.
[End Sidebar]

In addition, federal regulations require money market funds to invest only in debt obligations of high quality and short-term maturities.

Foreign Money Market Securities. The Fund may invest in U.S. dollar denominated money market instruments and other short-term debt obligations issued by foreign banks. Although the Fund will invest in these securities only if the Investment Manager determines they are of comparable quality to the Fund's U.S. investments, investing in securities of foreign issuers involves some additional risks. These risks may include higher costs of foreign investing, and the possibility of adverse political, economic or other developments affecting the issuers of these securities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 5.77%
'92  3.47%
'93  2.80%
'94  3.87%
'95  5.72%
'96  5.19%
'97  5.32%
'98  5.28%
'99  4.88%
2000 6.09%


                           During the periods shown in the bar chart, the highest return for a calendar quarter was 1.58% (quarter ended March 31, 1991) and the lowest return for a calendar quarter was 0.67% (quarter ended
                           June 30, 1993). Year-to-date total return information as of June 30, 2001 was 2.56%.



                            AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31,
                            2000)

                            ----------------------------------------------------


                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Money Trust                6.09%         5.35%          4.83%
-----------------------------------------------------------------------------


                           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2001.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.

                            ANNUAL FUND OPERATING EXPENSES
                            ----------------------------------------------------


 Management fee                                               0.26%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.05%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.41%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                             1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                             ---------------------------------------------------------
                                                $42            $132            $230            $518
                                             ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets Tax-Free Trust

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Active Assets Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


                           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


                           Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities.


                           The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal personal income tax. This policy may not be changed without shareholder approval.



The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details.


[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objective.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.


AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.
[End Sidebar]

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 4.08%
'92  2.53%
'93  1.99%
'94  2.38%
'95  3.36%
'96  2.98%
'97  3.14%
'98  2.95%
'99  2.74%
2000 3.57%


                           During the periods shown in the bar chart, the highest return for a calendar quarter was 1.03% (quarter ended March 31, 1991) and the lowest return for a calendar quarter was 0.46% (quarter ended March 31, 1994). Year-to-date total return information as of June 30, 2001 was 1.45%.



                            AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31,
                            2000)

                            ----------------------------------------------------


                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Tax-Free Trust             3.57%         3.08%          2.97%
-----------------------------------------------------------------------------


                           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[Sidebar]
ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2001.

[End Sidebar]

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.35%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.03%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.48%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example shows what expenses you could pay over time. The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


                                             1 YEAR           3 YEARS         5 YEARS        10 YEARS
                                             ---------------------------------------------------------
                                                $49            $154            $269            $604
                                             ---------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets California Tax-Free Trust

[ICON]  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
Active Assets California Tax-Free Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


                           The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.



                           The Investment Manager generally invests substantially all of the Fund's assets in California municipal obligations. The interest on these investments is exempt from federal and California state income tax. The Fund may invest up to 20% of its net assets in securities that pay interest income subject to the "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income; see the "Tax Consequences" section of this PROSPECTUS for more details. Municipal obligations are securities issued by state and local governments and regional government authorities. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. General obligation securities are secured by the issuer's faith and credit, including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued to fund a wide variety of public and private projects in sectors such as transportation, education and industrial development. Included within the revenue bonds category are participations in lease obligations and installment contracts of municipalities.



The Fund has a fundamental policy of investing at least 80% of its net assets in securities the interest on which is exempt from federal and California personal income tax. This policy may not be changed without shareholder approval.


[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------
There is no assurance that the Fund will achieve its investment objective.

Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its municipal investments, particularly its concentration in municipal obligations of a single state. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 9 calendar years.

[End Sidebar]

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. However, unlike most fixed-income mutual funds, the Fund is subject to the added credit risk of concentrating its investments in a single state -- California -- and its municipalities. Because the Fund concentrates its investments in securities issued by California state and local governments and government authorities, the Fund could be affected by political, economic and regulatory developments concerning these issuers. Should any difficulties develop concerning California issuers' ability to pay principal and/or interest on their debt obligations, the Fund's value and yield could be adversely affected.

Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992 2.14%
'93  1.72%
'94  2.20%
'95  3.10%
'96  2.73%
'97  2.88%
'98  2.58%
'99  2.35%
2000 2.90%


                           During the periods shown in the bar chart, the highest return for a calendar quarter was 0.82% (quarter ended June 30, 1995) and the lowest return for a calendar quarter was 0.41% (quarter ended March 31, 1994). Year-to-date total return as of June 30, 2001 was 1.12%.

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.


ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2001.

[End Sidebar]


 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2000)

------------------------------------------------------------------------------


                                                                  LIFE OF FUND
                                     PAST 1 YEAR  PAST 5 YEARS  (SINCE 11/12/91)
--------------------------------------------------------------------------------
 Active Assets California Tax-Free
 Trust                                  2.90%        2.69%           2.53%
--------------------------------------------------------------------------------


For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.46%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.03%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.59%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR                3 YEARS              5 YEARS             10 YEARS
------------------------------------------------------------------------
   $60                 $189                 $329                 $738
------------------------------------------------------------------------

[Sidebar]
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
[End Sidebar]
Active Assets Government Securities Trust

[ICON]  INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------
Active Assets Government Securities Trust is a money market fund that seeks to provide high current income, preservation of capital and liquidity.

[ICON]  PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

                           The Fund will invest in high quality, short-term U.S. government securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.


                           The U.S. Government securities that the Fund may purchase include:

                           - U.S. Treasury bills, notes and bonds, all of which
                             are direct obligations of the U.S. Government.

                           - Securities issued by agencies and instrumentalities
                             of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association and the Federal Housing Administration.

                           - Securities issued by agencies and instrumentalities
                             which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks.

                           - Securities issued by agencies and instrumentalities
                             which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.


The Fund also may invest up to 10% of its assets in FDIC insured certificates of deposit of banks and savings and loan institutions.


In addition, the Fund may invest in repurchase agreements which may be viewed as a type of secured lending by the Fund.

[Sidebar]
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.
[End Sidebar]

[ICON]  PRINCIPAL RISKS
--------------------------------------------------------------------------------

There is no assurance that the Fund will achieve its investment objectives.


Credit and Interest Rate Risks. A principal risk of investing in the Fund is associated with its U.S. government securities investments, which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.



Credit risk is minimal with respect to the Fund's U.S. government securities investments. Repurchase agreements and insured certificates of deposit may involve a greater degree of credit risk. The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short-term maturities.


Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

[ICON]  PAST PERFORMANCE
--------------------------------------------------------------------------------
The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund's past performance does not indicate how the Fund will perform in the future.

                            ANNUAL TOTAL RETURNS - CALENDAR YEARS

                           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 5.52%
'92  3.25%
'93  2.57%
'94  3.61%
'95  5.40%
'96  4.89%
'97  4.99%
'98  4.96%
'99  4.58%
2000 5.82%


                           During the periods shown in the bar chart, the highest return for a calendar quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.62% (quarter ended June 30, 1993). Year-to-date total return information as of June 30, 2001 was 2.39%.

[Sidebar]
AVERAGE ANNUAL
TOTAL RETURNS
This table compares the Fund's average annual total returns.


ANNUAL FUND
OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended June 30, 2001.

[End Sidebar]


 AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2000)

------------------------------------------------------------------------------


                                     PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS
-----------------------------------------------------------------------------
 Active Assets Government
 Securities Trust                         5.82%         5.05%          4.55%
-----------------------------------------------------------------------------


                           For the Fund's most recent 7-day annualized yield you may call (800) 869-NEWS.

[ICON]  FEES AND EXPENSES
--------------------------------------------------------------------------------
The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges.


 ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------
 Management fee                                               0.42%
----------------------------------------------------------------------
 Distribution and service (12b-1) fees                        0.10%
----------------------------------------------------------------------
 Other expenses                                               0.04%
----------------------------------------------------------------------
 Total annual Fund operating expenses                         0.56%
----------------------------------------------------------------------


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.


1 YEAR                3 YEARS              5 YEARS             10 YEARS
------------------------------------------------------------------------
   $57                 $179                 $313                 $701
------------------------------------------------------------------------

[Sidebar]
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $140 billion in assets under management as of July 31, 2001.

[End Sidebar]
Fund Management


Each Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley Dean
                           Witter & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its main business office is located at Two World Trade Center, New York, NY 10048.



                           Each Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on each Fund's average daily net assets. For the fiscal year ended June 30, 2001, each Fund accrued total compensation to the Investment Manager as follows:



                                                                 INVESTMENT MANAGEMENT
                                                                      FEE ACCRUED
                                                                  (AS A PERCENT OF THE
           FUND                                                FUND'S AVERAGE NET ASSETS)
           ------------------------------------------------------------------------------
            Active Assets Money Trust                                    0.26%
           ------------------------------------------------------------------------------
            Active Assets Tax-Free Trust                                 0.35%
           ------------------------------------------------------------------------------
            Active Assets California Tax-Free Trust                      0.46%
           ------------------------------------------------------------------------------
            Active Assets Government Securities Trust                    0.42%
           ------------------------------------------------------------------------------

[Sidebar]


CONTACTING A
FINANCIAL ADVISOR
If you are new to the Morgan Stanley Funds and would like to contact a Financial Advisor, call toll-free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds

[End Sidebar]
Shareholder Information

[ICON]  PRICING FUND SHARES
--------------------------------------------------------------------------------
The price of each Fund's shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of each Fund is determined once daily at 12:00 noon Eastern time on each day that the New York Stock Exchange is open. Shares will not be priced on days that the New York Stock Exchange is closed.

[ICON]  HOW ARE FUND INVESTMENTS MADE?
--------------------------------------------------------------------------------

                           PARTICIPANTS:

                           Cash balances in your Financial Service Program account (through the Active Assets Program or the BusinesScape Program) that are not invested in securities will be automatically invested in shares of the Fund of your choice on days that the New York Stock Exchange is open for business (a "business day"). You may select any fund offered for investment to Financial Service Program participants, including the Funds and Active Assets Institutional Money Trust and Active Assets Premier Money Trust. In each case, please read the respective fund's prospectus carefully prior to making an investment decision. If you are a participant in the BusinesScape Program, you may select more than one fund unless you select to invest in either Active Assets Institutional Money Trust or Active Assets Premier Money Trust. Alternatively, if you are a participant in the Active Assets Program, you may choose to have your cash balances deposited in a federally insured bank account designated by Morgan Stanley DW rather than invested in a fund. You may change your investment selection at any time by notifying your Morgan Stanley Financial Advisor. If you have a self-directed account and do not have a Financial
Advisor, please call (800) 688-6896. Upon selecting a different fund, your shares held in the previously designated fund will automatically be sold and reinvested in shares of the newly selected fund.


Your account will be reviewed on each business day to determine whether the account has a cash balance as a result of any credits accrued that day. Credits to your account may arise, for example, from sales of securities or from direct cash payments into the account. The cash balance, reduced by any debits to your account incurred that day, will be used to purchase shares of the fund of your choice on the next business day at the fund's share price calculated on that next day. Debits to your account may arise from purchases of securities, margin calls, other account charges (including, in the case of your BusinesScape account, any principal and/or interest owed on your commercial line of credit, if applicable), debit card purchases, cash advances, or withdrawals, and any checks written against the account.

Dividends are not earned until the next business day following the purchase of Fund shares.

If you make a cash payment into your account after your Financial Advisor's deadline for processing checks has passed, then investment in the Fund of your choice may not occur until the second business day after the payment is made (and at the price of the Fund's shares calculated on that second business day). No payments into the account will be credited until federal or other immediately available funds become available to the account.

There is no minimum investment amount for participants, although the current minimum initial deposit into an Active Assets account is $5,000 in cash or securities and $20,000 in cash or securities for a BusinesScape account.

NON-PARTICIPANTS:

To invest in any of the Funds, contact your Morgan Stanley Financial Advisor. Your Financial Advisor will assist you step-by-step with the procedures to invest in a Fund. If you have a self-directed account and do not have a Financial Advisor, please call (800) 688-6896. The minimum investment amount is $5,000 for initial investments. We may offer reduced minimums or automatic investment options for investors that have certain brokerage accounts held with Morgan Stanley DW. Fund shares are purchased at the next share price calculated after we receive your purchase order (accompanied by federal or other immediately available funds).



Non-Participants considering investing in any of the Funds should recognize that the Funds have been created specifically for the Financial Service Programs and, as such, the Funds do not offer typical money market fund features, such as checkwriting privileges, to non-Participants. (We do offer other comparable money market funds that have these features. For more information, call your Morgan Stanley Financial Advisor. If you have a self-directed account and do not have a Financial Advisor, please call (800) 688-6896.)


PLAN OF DISTRIBUTION:
Each Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows each Fund to pay distribution fees for the sale and distribution of these shares. It also allows each Fund to pay for services to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[ICON]  HOW ARE FUND SHARES SOLD?
--------------------------------------------------------------------------------

PARTICIPANTS:

AUTOMATIC SALES. Your account will be reviewed on each business day to determine whether the account has a negative balance as a result of debits incurred on that day. Of course, the negative balance will be reduced by any credits accrued to the account on that day. On the next business day, a sufficient number of your Fund shares will automatically be sold to equal the value of the negative balance. The sale price of the Fund's shares will be the share price calculated on that next business day. If the value of your Fund shares is insufficient to equal the negative balance, Morgan Stanley DW is authorized to take the actions described in your client account agreement, including, if you are eligible, applying a margin loan to your account or accessing your line of credit, as applicable, to cover outstanding debits.

In addition, if Morgan Stanley DW exercises its right to terminate the Financial Service Program you are invested in, then all of your Fund shares will be sold.


VOLUNTARY SALES. If you wish to sell all or some of your Fund shares, you may do so by:

(a) writing a check against your account in an amount equal to the value of shares you wish to sell (there may be fees imposed for writing these checks);

(b) obtaining cash using your debit card (there may be fees imposed and certain limitations on withdrawals); or


(c) calling your Morgan Stanley Financial Advisor (If you have a self-directed account and do not have a Financial Advisor, please call (800) 688-6896).



Once you have taken any of these steps, Fund shares will be sold at the Fund's share price calculated on the next business day. Proceeds from your sale of Fund shares will be reduced by any outstanding debits to your account. Prior to selling any Fund shares through any of the above methods you should call your Morgan Stanley Financial Advisor or the applicable information number appearing on the cover of this PROSPECTUS to determine the value of Fund shares you own. If there is an insufficient value of Fund shares to cover your account withdrawals (I.E., debit card purchases or checks written), then Morgan Stanley DW Inc. may take the authorized steps described in your client account agreement.


NON-PARTICIPANTS:
You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.


To sell your shares, simply call your Morgan Stanley Financial Advisor or other authorized financial representative (If you have a self-directed account and do not have a Financial Advisor, please call (800) 688-6896). Payment will be sent to the address to which the account is registered or deposited in your brokerage account.


You may also sell your shares by writing a "letter of instruction" that includes:

- your account number;

- the dollar amount or the number of shares you wish to sell; and

- the signature of each owner as it appears on the account.

If you are requesting payment to anyone other than the registered owner(s) or that payment be sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can generally obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Dean Witter Trust FSB. (You should contact Morgan Stanley Dean Witter Trust FSB at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public CANNOT provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor. Mail the letter to Morgan Stanley Dean Witter Trust FSB at P.O. Box 983, Jersey City, NJ 07303. A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.

After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.


Certain Morgan Stanley DW brokerage accounts held by non-Participants may be eligible for an automatic redemption option where Fund shares are sold automatically under specified circumstances. For more information contact your Morgan Stanley Financial Advisor.


PARTICIPANTS AND NON-PARTICIPANTS:
Payment for Fund shares sold may be postponed or the right to have Fund shares sold may be suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

[ICON]  DISTRIBUTIONS
--------------------------------------------------------------------------------
Each Fund passes substantially all of its earnings along to its investors as "distributions." Each Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

Each Fund declares income dividends, payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of 12:00 noon the preceding business day. Dividends are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share). With respect to each of Active Assets Money Trust and Active Assets Government Securities Trust, its short-term capital gains, if any, are declared and payable on each business day. The other Funds' short-term capital gains, if any, are distributed periodically. Each Fund's long-term capital gains, if any, are distributed at least once in December.

[ICON]  TAX CONSEQUENCES
--------------------------------------------------------------------------------
As with any investment, you should consider how your investment in a Fund will be taxed. The tax information in this PROSPECTUS is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

Your income dividend distributions from Active Assets Money Trust and Active Assets Government Securities Trust are normally subject to federal and state income tax when they are paid.

Income dividend distributions from Active Assets Tax-Free Trust are normally exempt from federal income tax and will generally be subject to state income tax. Income dividend distributions from Active Assets California Tax-Free Trust are exempt from federal and California state income taxes -- to the extent they are derived from California municipal obligations. With respect to these two Funds, income derived from certain portfolio securities may be subject to federal, state and/or local income taxes.

With respect to Active Assets Tax-Free Trust and Active Assets California Tax-Free Trust, income derived from certain municipal securities may be subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

If a Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in a Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.


When you open your Fund account, you should provide your social security or tax identification number. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 31% currently) on taxable distributions and sale proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

Active Assets Money Trust
Financial Highlights



The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.



YEAR ENDED JUNE 30,              2001     2000     1999     1998     1997
--------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------
 Net asset value, beginning of
 period                         $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
--------------------------------------------------------------------------
 Net income from investment
 operations                       0.056    0.054    0.048    0.052   0.051
--------------------------------------------------------------------------
 Less dividends from net
 investment income               (0.056)*  (0.054)  (0.048)  (0.052) (0.051)
--------------------------------------------------------------------------
 Net asset value, end of
 period                         $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
--------------------------------------------------------------------------
 TOTAL RETURN                      5.76%    5.50%    4.92%    5.38%   5.23%
--------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------
 Expenses                          0.41%    0.42%    0.43%    0.44%   0.45%
--------------------------------------------------------------------------
 Net investment income             5.58%    5.38%    4.78%    5.24%   5.07%
--------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------
 Net assets, end of period, in
 millions                       $26,212  $20,972  $15,989  $11,922  $8,928
--------------------------------------------------------------------------


* INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Portfolio of Investments / / June 30, 2001

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

            U.S. Government Agencies (56.3%)
$  194,500  Federal Farm Credit Banks
             12/27/01 - 12/28/01...............   4.37 - 4.45%  $   190,329,628
 2,427,000  Federal Home Loan Banks
             07/11/01 - 12/26/01...............   3.51 - 5.33     2,406,916,809
 5,969,150  Federal Home Loan Mortgage Corp.
             07/13/01 - 06/03/02...............   3.52 - 5.97     5,894,659,923
 6,347,700  Federal National Mortgage Assoc.
             07/12/01 - 04/15/02...............   3.50 - 6.53     6,278,515,718
                                                                ---------------
            Total U.S. Government Agencies
            (COST $14,770,422,078)............................   14,770,422,078
                                                                ---------------
            Commercial Paper (37.5%)
            BANKING (2.0%)
   383,775  Citicorp
             08/01/01 - 08/23/01...............   3.69 - 3.83       382,012,725
   150,000  Morgan (J.P.) Chase & Co.
             07/12/01 - 08/14/01...............   3.91 - 4.01       149,478,062
                                                                ---------------
                                                                    531,490,787
                                                                ---------------
            FINANCE - CONSUMER (5.5%)
   840,250  American Express Credit Corp.
             07/05/01 - 10/22/01...............   3.54 - 4.24       836,927,034
   495,000  New Center Asset Trust
             07/16/01 - 10/02/01...............   3.82 - 4.17       491,586,603
   100,000  Wells Fargo Financial Inc.
             08/31/01..........................      4.17            99,292,167
                                                                ---------------
                                                                  1,427,805,804
                                                                ---------------
            FINANCE - CORPORATE (1.8%)
   485,000  Ciesco, L.P.
             07/10/01 - 09/13/01...............   3.79 - 4.71       483,706,028
                                                                ---------------
            FINANCIAL CONGLOMERATES (5.0%)
 1,312,275  General Electric Capital Corp.
             07/09/01 - 12/31/01...............   3.55 - 5.27     1,300,920,485
                                                                ---------------
            INSURANCE (0.2%)
    60,000  American General Finance Corp.
             07/19/01..........................      3.99            59,874,600
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

            INTERNATIONAL BANKS (21.1%)
$  250,000  ABN-AMRO North America Finance Inc.
             07/02/01..........................     4.78%       $   249,934,444
   250,000  Barclays U.S. Funding Corp.
             08/07/01 - 09/26/01...............   3.60 - 4.04       248,623,972
   635,000  Canadian Imperial Holdings Inc.
             07/26/01 - 10/26/01...............   3.55 - 4.29       629,291,770
 1,100,000  Deutsche Bank Financial Inc.
             08/06/01 - 10/04/01...............   3.86 - 4.58     1,093,587,722
   325,000  Dresdner U.S. Finance Inc.
             07/09/01 - 09/20/01...............   3.62 - 4.64       323,650,249
    35,000  Halifax PLC
             07/05/01..........................      4.70            34,977,444
   600,000  Societe Generale N.A. Inc.
             07/31/01 - 10/04/01...............   3.61 - 3.97       595,650,639
 1,270,000  Toronto-Dominion Holdings (USA)
             Inc.
             07/03/01 - 10/29/01...............   3.55 - 4.27     1,262,540,147
 1,100,000  UBS Finance (Delaware) LLC
             07/13/01 - 10/05/01...............   3.74 - 4.89     1,093,185,236
                                                                ---------------
                                                                  5,531,441,623
                                                                ---------------
            INVESTMENT BANKS/BROKERS (1.9%)
   492,300  Goldman Sachs Group Inc. (The)
             07/20/01 - 08/17/01...............   3.88 - 4.29       490,445,547
                                                                ---------------
            Total Commercial Paper
            (COST $9,825,684,874).............................    9,825,684,874
                                                                ---------------
            Certificates of Deposit (4.4%)
   990,900  Chase Manhattan Bank (USA) N.A.
             07/25/01 - 09/11/01...............   3.78 - 4.66       990,900,000
   150,000  Citibank N.A.
             09/10/01..........................      3.82           150,000,000
                                                                ---------------
            Total Certificates of Deposit
            (COST $1,140,900,000).............................    1,140,900,000
                                                                ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST
22

Active Assets Money Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                  ANNUALIZED
PRINCIPAL                                            YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES       PURCHASE          VALUE

-------------------------------------------------------------------------------

            Short-Term Bank Notes (2.9%)
$  750,000  Bank of America, N.A.
             07/16/01 - 08/17/01
             (COST $750,000,000)...............   3.98 - 4.70%  $   750,000,000
                                                                ---------------
            Total Investments
            (COST $26,487,006,952) (A).........     101.1%       26,487,006,952

            Liabilities in Excess of Other
             Assets............................     (1.1)          (275,155,876)
                                                 ------------   ---------------

            Net Assets.........................     100.0%      $26,211,851,076
                                                 ============   ===============

---------------------

(A)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Financial Statements

Statement of Assets and Liabilities
JUNE 30, 2001

Assets:
Investments in securities, at value (cost
 $26,487,006,952).................................  $26,487,006,952
Cash..............................................            9,210
Interest receivable...............................       11,044,324
Prepaid expenses and other assets.................          148,603
                                                    ---------------

    Total Assets..................................   26,498,209,089
                                                    ---------------
Liabilities:
Payable for:
  Investments purchased...........................      276,976,272
  Investment management fee.......................        5,475,436
  Plan of distribution fee........................        2,093,738
Accrued expenses and other payables...............        1,812,567
                                                    ---------------

    Total Liabilities.............................      286,358,013
                                                    ---------------

    Net Assets....................................  $26,211,851,076
                                                    ===============
Composition of Net Assets:
Paid-in-capital...................................  $26,211,836,468
Accumulated undistributed net investment income...           14,608
                                                    ---------------

    Net Assets....................................  $26,211,851,076
                                                    ===============
    Net Asset Value per Share,
      26,211,836,468 shares outstanding (unlimited
      shares authorized of $.01 par value)........  $          1.00
                                                    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST
24

Active Assets Money Trust
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income...................................  $1,483,583,589
                                                    --------------

Expenses
Investment management fee.........................      65,056,908
Plan of distribution fee..........................      23,876,479
Transfer agent fees and expenses..................       8,745,414
Registration fees.................................       1,697,406
Custodian fees....................................         955,835
Shareholder reports and notices...................         462,359
Professional fees.................................          56,556
Trustees' fees and expenses.......................          19,614
Other.............................................         131,387
                                                    --------------

    Total Expenses................................     101,001,958
                                                    --------------

    Net Investment Income.........................   1,382,581,631

    Net Realized Gain.............................         241,472
                                                    --------------

Net Increase......................................  $1,382,823,103
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2001    JUNE 30, 2000
                                          ---------------  ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $ 1,382,581,631  $ 1,036,728,995
Net realized gain.......................          241,472            1,305
                                          ---------------  ---------------

    Net Increase........................    1,382,823,103    1,036,730,300
                                          ---------------  ---------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................   (1,382,571,003)  (1,036,739,747)
Net realized gain.......................         (242,436)            (341)
                                          ---------------  ---------------

    Total Dividends and Distributions...   (1,382,813,439)  (1,036,740,088)
                                          ---------------  ---------------

Net increase from transactions in shares
 of beneficial interest.................    5,239,693,168    4,982,775,399
                                          ---------------  ---------------

    Net Increase........................    5,239,702,832    4,982,765,611

Net Assets:
Beginning of period.....................   20,972,148,244   15,989,382,633
                                          ---------------  ---------------

End of Period (Including accumulated
 undistributed net investment income of
 $14,608 and $3,980, respectively)......  $26,211,851,076  $20,972,148,244
                                          ===============  ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

                           ACTIVE ASSETS MONEY TRUST
26

Active Assets Money Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding
$1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding
$3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of daily net assets exceeding $17.5 billion. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.247% to the portion of daily net assets exceeding $25 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $98,696,866,326 and $94,524,001,120, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $39,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,560. At June 30, 2001, the Fund had an accrued pension liability of $54,448 which is included in accrued expenses in the Statement of Assets and Liabilities.

                           ACTIVE ASSETS MONEY TRUST
28

Active Assets Money Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED            ENDED
                                           JUNE 30, 2001    JUNE 30, 2000
                                          ---------------  ---------------
Shares sold.............................   90,418,139,741   85,552,651,140
Shares issued in reinvestment of
 dividends and distributions............    1,380,414,553    1,034,424,652
                                          ---------------  ---------------
                                           91,798,554,294   86,587,075,792
Shares repurchased......................  (86,558,861,126) (81,604,300,393)
                                          ---------------  ---------------
Net increase in shares outstanding......    5,239,693,168    4,982,775,399
                                          ===============  ===============

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 5.60% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                           ACTIVE ASSETS MONEY TRUST
30

Active Assets Tax-Free Trust
Financial Highlights



The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.



YEAR ENDED JUNE 30,         2001    2000    1999    1998    1997
-----------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------
 Net asset value,
 beginning of period       $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
-----------------------------------------------------------------
 Net income from
 investment operations      0.033   0.031   0.027   0.031   0.030
-----------------------------------------------------------------
 Less dividends from net
 investment income         (0.033) (0.031) (0.027) (0.031) (0.030)
-----------------------------------------------------------------
 Net asset value, end of
 period                    $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
-----------------------------------------------------------------
 TOTAL RETURN                3.34%   3.15%   2.73%   3.11%   3.05%
-----------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------
 Expenses                    0.48%   0.50%   0.52%   0.54%   0.55%
-----------------------------------------------------------------
 Net investment income       3.28%   3.11%   2.68%   3.05%   2.98%
-----------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------
 Net assets, end of
 period, in millions       $3,075  $2,660  $2,290  $1,869  $1,634
-----------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+     DATE*        VALUE

----------------------------------------------------------------------------

           Short-Term Variable Rate Municipal Obligations (71.2%)

           ALABAMA
$ 10,200   Birmingham Special Care
            Facilities Financing
            Authority, Eye Foundation
            Hospital Ser 1998 A..........   2.60%  07/09/01   $   10,200,000
  29,100   McIntosh Industrial
            Development Board, CIBA
            Specialty Chemical Ser 1998 E
            (AMT)........................   3.40   07/02/01       29,100,000
  20,000   University of Alabama,
            Hospital Ser 2000B (Ambac)...   2.65   07/09/01       20,000,000

           ARIZONA
   9,780   Maricopa County, Arizona
            Public Service Company Ser
            1994 F.......................   3.30   07/02/01        9,780,000
   2,400   Pinal County Industrial
            Development Authority, Magna
            Copper Co Ser 1984A..........   3.30   07/02/01        2,400,000
   2,100   Tempe, Excise Tax Ser 1998....   3.30   07/02/01        2,100,000

           ARKANSAS
   7,165   Arkansas Development Finance
            Authority, Single Family
            Mortgage 2001Ser F...........   2.68   04/01/02        7,165,000
  20,000   Crossett, Georgia Pacific Corp
            Ser 1984**...................   2.65   07/09/01       20,000,000

           CALIFORNIA
   7,235   California Housing Finance
            Agency, Home Mortgage 2001Ser
            J (FSA) (AMT)................   3.05   07/02/01        7,235,000
  10,600   Oakland-Alameda County
            Coliseum Authority, Oakland
            Coliseum 2000 Refg C-1.......   2.75   07/09/01       10,600,000
  22,100   Rancho Water District Finance
            Authority, Ser 1998A
            (FGIC).......................   2.40   07/09/01       22,100,000
  17,000   San Francisco City & County
            Finance Corp, Moscone Center
            Ser 2000-1 (Ambac)...........   2.45   07/09/01       17,000,000
      65   Southern California Public
            Power Authority, Transmission
            1991 Refg Ser (Ambac)........   2.50   07/09/01           65,000
  10,085   Turlock Irrigation District,
            Ser 1988 A...................   2.55   07/09/01       10,085,000

           COLORADO
  15,000   Colorado Student Obligation
            Bond Authority, Ser 1989A
            (Ambac) (AMT)................   2.75   07/09/01       15,000,000
  15,000   Denver City & County, Airport
            System Refunding Ser 2000 C
            (MBIA) (AMT).................   2.75   07/09/01       15,000,000

           CONNECTICUT
  27,500   Connecticut Health &
            Educational Facilities
            Authority, Yale University
            Ser T-2......................   2.40   07/09/01       27,500,000
  25,500   Connecticut Special
            Assessment, Unemployment
            Compensation 1993 Ser C
            (FGIC).......................   4.35   07/01/01       25,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
32

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

           DELAWARE
           Delaware Economic Development Authority,
$ 20,000     Ciba Specialty Chemicals
             Corp 1998 Ser A (AMT).......   3.35%  07/02/01   $   20,000,000
  14,000     Delaware Clean Power Ser
             1997 C (AMT)................   2.90   07/09/01       14,000,000
  10,000   University of Delaware, Ser
            1998.........................   2.65   07/09/01       10,000,000

           DISTRICT OF COLUMBIA
  10,000   District of Columbia, George
            Washington University
            Ser 1999 C (MBIA)............   2.80   07/09/01       10,000,000

           FLORIDA
  12,600   Collier County Health
            Facilities Authority,
            Cleveland Clinic Foundation
            Ser 1999.....................   3.30   07/02/01       12,600,000
  26,200   Dade County, Water & Sewer Ser
            1994 (FGIC)..................   2.60   07/09/01       26,200,000
  22,250   Dade County Industrial
            Development Authority,
            Dolphins Stadium Ser 1985 B &
            C............................   2.70   07/09/01       22,250,000
  29,265   Jacksonville Health Facilities
            Authority, Charity Obligated
            Group Ser 1997 C (MBIA)......   2.65   07/09/01       29,265,000
  20,000   Pasco County School Board, Ser
            1996 COPs (Ambac)............   2.65   07/09/01       20,000,000
   2,500   Pinellas County Health
            Facilities Authority, Pooled
            Loan Ser 1985................   3.30   07/02/01        2,500,000
  18,800   Volusia County Health
            Facilities Authority, Pooled
            Ser 1985
            (FGIC)**.....................   2.75   07/09/01       18,800,000

           GEORGIA
  21,000   Albany-Dougherty County
            Hospital Authority, Phoebe-
            Putney Memorial Hospital Ser
            1991 (Ambac)**...............   2.70   07/09/01       21,000,000
  13,800   Clayton County Hospital
            Authority, Southern Regional
            Medical Center Ser 1998B**...   2.70   07/09/01       13,800,000
  12,000   Georgia Municipal Electric
            Authority, Ser 1985 B........   2.60   07/09/01       12,000,000

           IDAHO
  36,100   Idaho Health Facilities
            Authority, St Luke's Regional
            Medical Center Ser 2000
            (FSA)........................   3.30   07/02/01       36,100,000

           ILLINOIS
           Chicago,
  15,000     Tender Notes Ser 2000 A.....   4.25   10/25/01       15,000,000
  10,000     Tender Notes Ser 2001.......   3.65   08/09/01       10,000,000
           Illinois Development Finance Authority,
  20,000     Chicago Symphony Ser 1996...   2.65   07/09/01       20,000,000
  17,000     Palos Community Hospital Ser
             1994........................   2.70   07/09/01       17,000,000
  18,000     YMCA of Metropolitan Chicago
             Ser 2001....................   3.30   07/02/01       18,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

           Illinois Health Facilities Authority,
$ 35,800     Northwestern Memorial
             Hospital Ser 1995...........   3.30%  07/02/01   $   35,800,000
  11,400     University of Chicago
             Hospital Ser 1998 (MBIA)....   3.30   07/02/01       11,400,000

           INDIANA
  10,000   Mount Vernon Pollution Control
            Financing Authority, General
            Electric Co Ser 1998 (AMT)...   3.25   07/02/01       10,000,000

           KENTUCKY
  22,400   Louisville & Jefferson County
            Regional Airport Authority,
            United Parcel Service of
            America 1999 Ser A (AMT).....   3.30   07/02/01       22,400,000

           LOUISIANA
  25,200   Louisiana Public Facilities
            Authority, Willis Knighton
            Medical Center Ser 1997
            (Ambac)......................   2.70   07/09/01       25,200,000
  13,900   New Orleans Aviation Board,
            Ser 1993 B (MBIA)**..........   2.75   07/09/01       13,900,000
  20,000   Plaquemines Port Harbor &
            Terminal District,
            International Marine
            Terminals Ser 1984 A.........   3.20   03/15/02       20,000,000

           MARYLAND
           Maryland Health & Higher Educational Facilities Authority,
  14,500     Johns Hopkins Hospital Ser
             A...........................   2.65   07/09/01       14,500,000
   9,520     North Arundel Hospital Ser
             1997A.......................   2.75   07/09/01        9,520,000

           MASSACHUSETTS
  76,280   Massachusetts, Refg 1998 Ser
            B............................   2.45   07/09/01       76,280,000
  19,600   Massachusetts Bay
            Transportation Authority, Ser
            2000.........................   2.55   07/09/01       19,600,000
           Massachusetts Health & Educational Facilities Authority,
   9,800     Amherst College Ser F.......   2.35   07/09/01        9,800,000
  20,000     Bentley College Ser K.......   2.40   07/09/01       20,000,000
  21,300     Capital Asset Ser D
             (MBIA)......................   3.20   07/02/01       21,300,000
  33,000     Harvard University Ser 1999
             R...........................   2.45   07/09/01       33,000,000
  20,000     Massachusetts Institute of
             Technology Ser J-1..........   2.60   07/09/01       20,000,000
  15,905     Williams College Ser E......   2.40   07/09/01       15,905,000
  10,000   Massachusetts Municipal
            Wholesale Electric Company,
            Power Supply System 1994 Ser
            C (MBIA).....................   2.50   07/09/01       10,000,000
  38,900   Massachusetts Water Resources
            Authority, Multi-Modal Sub
            1999 Ser B...................   2.45   07/09/01       38,900,000

           MICHIGAN
  10,000   Detroit, Water Supply System
            Ser 2001-C...................   2.70   07/09/01       10,000,000

           MINNESOTA
  40,985   Minneapolis, Convention Center
            Ser 1999.....................   2.60   07/09/01       40,985,000
  15,000   Minnesota Housing Finance
            Agency, Single Family
            2000 Ser G...................   4.35   08/30/01       15,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
34

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

$ 29,875   Saline Area Schools, Ser 2000
            B............................   2.60%  07/09/01   $   29,875,000
  20,000   University of Minnesota
            Regents, Ser 1999A...........   2.75   07/09/01       20,000,000

           MISSOURI
  20,600   Missouri Health & Educational
            Facilities Authority,
            Washington University Ser
            2000 C.......................   3.20   07/02/01       20,600,000

           NEVADA
           Clark County,
  47,202     Airport Impr Refg 1993 Ser A
             (MBIA)......................   2.60   07/09/01       47,202,000
   9,000     Airport Sub Lien Ser 1999
             B-1 (AMT)...................   2.70   07/09/01        9,000,000

           NEW HAMPSHIRE
  10,000   New Hampshire Higher
            Educational & Health
            Facilities Authority, St Paul
            's School Ser 1998**.........   2.70   07/09/01       10,000,000

           NEW JERSEY
  22,800   New Jersey Turnpike Authority,
            Ser 1991 D (FGIC)............   2.45   07/09/01       22,800,000

           NEW MEXICO
  22,700   Albuquerque, Airport Sub Lien
            Ser 1995 (Ambac).............   2.60   07/09/01       22,700,000
   4,000   New Mexico Mortgage Finance
            Authority, Single Family
            Ser 2001 Issue 1 (AMT).......   3.25   11/01/01        4,000,000

           NEW YORK
   1,250   Nassau County Industrial
            Development Agency, 1999 Cold
            Spring Harbor Laboratory.....   3.10   07/02/01        1,250,000
   3,500   New York City, 1992 Ser D
            (FGIC).......................   2.50   07/09/01        3,500,000
   1,200   New York City Cultural
            Resource Trust, Museum of
            Broadcasting Ser 1989........   2.45   07/09/01        1,200,000
           New York State Energy Research & Development Authority,
   5,000     Con Edison Company of New
             York Ser 2001 A-3 (AMT).....   2.50   07/09/01        5,000,000
   1,000     New York State Electric &
             Gas Corp Ser 1994 D.........   3.15   07/02/01        1,000,000
   9,500   New York State Local
            Government Assistance
            Corporation, Ser 1995G.......   2.35   07/09/01        9,500,000
     200   Port Authority of New York &
            New Jersey, Ser 2............   3.20   07/02/01          200,000

           NORTH CAROLINA
  23,500   Charlotte-Mecklenberg Hospital
            Authority, Health Care System
            Ser C........................   2.55   07/09/01       23,500,000
  14,800   Durham, Ser 1993A COPs........   2.85   07/09/01       14,800,000
           North Carolina Educational Facilities Finance Agency,
  13,100     The Bowman Gray School of
             Medicine Ser 1996...........   2.65   07/09/01       13,100,000
  23,200     Duke University Ser 1987A &
             1991B **....................   2.75   07/09/01       23,200,000
  48,350   North Carolina Medical Care
            Commission, North Carolina
            Baptist Hospitals Ser 2000...   2.65   07/09/01       48,350,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

$ 10,000   The University of North
            Carolina at Chapel Hill, Ser
            2001C........................   2.55%  07/09/01   $   10,000,000

           OHIO
   9,600   Cleveland, Airport System Ser
            1997 D (AMT).................   2.70   07/09/01        9,600,000
  10,600   Columbus, Unlimited Tax Ser
            1995-1.......................   2.60   07/09/01       10,600,000
  10,600   Cuyahoga County, Cleveland
            Clinic Foundation Ser 1997D..   3.30   07/02/01       10,600,000

           OKLAHOMA
  48,205   Oklahoma Water Resources
            Board, State Loan Program Ser
            1994A , Ser 1995 & Ser
            1999.........................   3.45   09/04/01       48,205,000

           OREGON
  33,100   Oregon, Veterans Ser 73 G.....   2.65   07/09/01       33,100,000

           PENNSYLVANIA
           Pennsylvania Higher Education Assistance Agency,
  25,000     Student Loan 1988 Ser B
             (Ambac) (AMT)...............   2.80   07/09/01       25,000,000
  25,000     Student Loan 1997 Ser A
             (Ambac) (AMT)...............   2.95   07/09/01       25,000,000
   8,000     Student Loan 1999 Ser A
             (Ambac) (AMT)...............   2.70   07/09/01        8,000,000
  15,000     Student Loan 2001 Ser A
             (Ambac) (AMT)...............   2.95   07/09/01       15,000,000
  20,000   Pennsylvania Turnpike
            Commission, Ser Q of 1998....   3.30   07/02/01       20,000,000
   9,500   Philadelphia Water &
            Wastewater, Ser 1997B
            (Ambac)......................   2.60   07/09/01        9,500,000
  24,500   York General Authority,
            Harrisburg School District
            Subser 1996B (Ambac).........   2.65   07/09/01       24,500,000

           TENNESSEE
  39,330   Clarksville Public Building
            Authority, Pooled Financing
            Ser 1995.....................   2.65   07/09/01       39,330,000
   7,900   Memphis Airport, Refg Ser 1995
            B (AMT)......................   2.85   07/09/01        7,900,000
  80,270   Montgomery County Public
            Building Authority,
            Pool Ser 1997 & 1999.........   2.65   07/09/01       80,270,000

           TEXAS
           Harris County Health Facilities Development Corporation,
  33,625     Methodist Hospital Ser
             1994........................   3.30   07/02/01       33,625,000
   2,700     YMCA of the Greater Houston
             Area Ser 1999...............   3.30   07/02/01        2,700,000
  15,100   Harris County Industrial
            Development Corp, Exxon Corp
            Ser 1997 (AMT)...............   3.30   07/02/01       15,100,000
  15,000   Harris County, Toll & Road
            Unlimited Tax Sub Lien Ser
            G............................   2.65   07/09/01       15,000,000
   7,100   Lower Neches Valley Authority,
            Exxon Oil Refining
            Ser 1999 (AMT)...............   3.30   07/02/01        7,100,000
  12,000   Sabine River Authority, Texas
            Utility Co Ser 1997 A (MBIA)
            (AMT)........................   2.75   07/09/01       12,000,000
  50,000   Texas Municipal Gas
            Corporation, Senior Lien Gas
            Reserve Ser 1998**...........   2.65   07/09/01       50,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
36

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*         VALUE

----------------------------------------------------------------------------

$  6,250   Texas Water Development Board,
            Revolving Fund
            Ser 1992 A...................   3.30%  07/02/01   $    6,250,000

           UTAH
  34,300   Intermountain Power Agency,
            1985 Ser E & Ser F (Ambac)...   3.10   09/17/01       34,300,000
  18,375   Utah County Environmental
            Improvement, USX Corp
            Ser 1995.....................   2.65   08/09/01       18,375,000
  20,000   Utah Transit Authority,
            University Light Rail Ser
            2000.........................   2.60   07/09/01       20,000,000
  24,700   Weber County, IHC Health
            Services Inc Ser 2000 C......   2.70   07/09/01       24,700,000

           VIRGINIA
           Roanoke Industrial Development Authority,
  18,700     Carillion Health System Ser
             1997 A......................   3.30   07/02/01       18,700,000
     100     Roanoke Memorial Hospital
             Ser 1995 B..................   3.30   07/02/01          100,000

           WASHINGTON
  15,000   Port of Seattle, 1997 Ser A
            (AMT)........................   2.95   07/09/01       15,000,000
  58,200   Washington, Ser 1996 A........   2.60   07/09/01       58,200,000
   5,000   Washington Housing Finance
            Comission, Single Family 2001
            Ser 4A-S (AMT)...............   2.75   05/31/02        5,000,000

           WISCONSIN
   9,500   Brokaw, Wausau Paper Mills Co
            Ser 1995 (AMT)...............   3.10   07/09/01        9,500,000

           WYOMING
  18,400   Lincoln County, Exxon Corp Ser
            1987 A (AMT).................   3.30   07/02/01       18,400,000
  19,505   Uinta County, Chevron USA Ser
            1993.........................   3.25   07/02/01       19,505,000

           PUERTO RICO
   4,000   Puerto Rico Government
            Development Bank,
            Refg Ser 1985 (MBIA).........   2.35   07/09/01        4,000,000
                                                              --------------
           Total Short-Term Variable Rate Municipal
            Obligations
            (COST $2,187,772,000)...........................
                                                               2,187,772,000
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                          YIELD TO
PRINCIPAL                                                 MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                              RATE     DATE      PURCHASE        VALUE

------------------------------------------------------------------------------------

           Tax-Exempt Commercial Paper (23.2%)

           COLORADO
$ 18,800   Platte River Power
            Authority, Electric
            Subordinate
            Lien S-1................   3.00%  08/23/01        3.00%  $   18,800,000
  10,000   University of Colorado
            Regents, Ser A..........   2.65   10/11/01        2.65       10,000,000

           DISTRICT OF COLUMBIA
  21,000   Metropolitan Washington
            Airport Authority,
            General Airport Subser
            2000 A (AMT)............   2.75   08/13/01        2.75       21,000,000

           FLORIDA
  12,000   Orlando Utility
            Commission, Water &
            Sewer System
            Ser 1999 A..............   2.70   08/13/01        2.70       12,000,000
  21,000   Sunshine State
            Governmental Financing
            Commission, Ser C.......   3.20   07/12/01        3.20       21,000,000

           GEORGIA
  12,000   Burke County Development
            Authority, Ogelthorpe
            Power Corp Ser 1998 A...   2.75   08/08/01        2.75       12,000,000

           ILLINOIS
  25,000   Illinois Educational
            Facilities Authority,
            Pooled Financing Ser
            1998....................   2.65   08/23/01        2.65       25,000,000

           INDIANA
  26,000   Indiana State Office
            Building Commission,
            Hoosier Notes Ser A.....   3.30   07/10/01        3.30       26,000,000

           LOUISIANA
  11,000   Louisiana, Ser 1991 A....   3.25   07/25/01        3.25       11,000,000
           Louisiana Public Facilities Authority,
   4,400     Christus Health Ser
             1999 B (Ambac).........   2.65   07/23/01        2.65        4,400,000
  15,800     Christus Health Ser
             1999 B (Ambac).........   3.10   07/23/01        3.10       15,800,000
  10,135     Christus Health Ser
             1999 B (Ambac).........   2.70   08/22/01        2.70       10,135,000

           MARYLAND
  25,000   Maryland Health & Higher
            Educational Facilities
            Authority, The John
            Hopkins Hospital Ser
            C.......................   2.70   07/20/01        2.70       25,000,000

           MASSACHUSETTS
           Massachusetts Water Resources Authority,
  18,500     Ser 1999...............   3.10   07/25/01        3.10       18,500,000
  10,100     Ser 1999...............   2.70   08/21/01        2.70       10,100,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
38

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                         YIELD TO
PRINCIPAL                                                MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                             RATE      DATE     PURCHASE        VALUE

------------------------------------------------------------------------------------

           MINNESOTA
           Rochester,
$ 23,500     Mayo Foundation/Mayo
             Medical Center Ser 1988
             F......................   3.25%  07/24/01        3.25%  $   23,500,000
  15,650     Mayo Foundation/Mayo
             Medical Center Ser 1992
             C......................   2.75   08/27/01        2.75       15,650,000
  10,000     Mayo Foundation/Mayo
             Medical Center Ser 2000
             A......................   2.75   07/23/01        2.75       10,000,000
  14,500     Mayo Foundation/Mayo
             Medical Center Ser 2000
             A......................   3.10   07/25/01        3.10       14,500,000

           OKLAHOMA
           Oklahoma City Industrial & Cultural Facilities Trust,
  10,000     SSM Healthcare Ser 1998
             B (MBIA)...............   2.65   08/14/01        2.65       10,000,000
  20,330     SSM Healthcare Ser 1998
             B (MBIA)...............   2.75   08/14/01        2.75       20,330,000

           OREGON
  19,100   Oregon Health Housing
            Educational & Cultural
            Facilities Authority,
            Lewis & Clark College
            Ser 2000 A..............   2.60   10/22/01        2.60       19,100,000

           SOUTH CAROLINA
           South Carolina Public Service Authority,
  12,000     Santee Cooper Ser
             1998...................   3.00   07/19/01        3.00       12,000,000
  21,294     Santee Cooper Ser
             1998...................   2.65   08/21/01        2.65       21,294,000

           TENNESSEE
   9,000   Shelby County Health
            Educational & Housing
            Facilities Board,
            Baptist Memorial
            Hospital Ser 2000.......   2.80   10/23/01        2.80        9,000,000

           TEXAS
  13,358   Dallas, Waterworks &
            Sewer Ser B.............   3.15   07/25/01        3.15       13,358,000
           Dallas Area Rapid Transit,
  20,000     Ser 2001...............   3.00   08/09/01        3.00       20,000,000
  15,000     Ser 2001...............   2.70   10/15/01        2.70       15,000,000
  20,203   Harris County, Notes Ser
            A-1.....................   2.60   08/09/01        2.60       20,203,000
  20,000   Houston Water & Sewer Ser
            1994 A..................   2.75   08/23/01        2.75       20,000,000
           Houston,
  14,750     Ser C..................   2.65   10/11/01        2.65       14,750,000
  22,900     Ser 1993 A.............   2.65   10/11/01        2.65       22,900,000
           San Antonio,
  23,000     Electric & Gas Ser 1995
             A......................   3.10   07/26/01        3.10       23,000,000
  22,800     Electric & Gas Ser 1995
             A......................   2.70   08/08/01        2.70       22,800,000
  20,000     Electric & Gas Ser 1995
             A......................   2.60   09/07/01        2.60       20,000,000
  14,100     Electric & Gas Ser 1995
             A......................   2.70   10/10/01        2.70       14,100,000
  12,000   Texas Municipal Power
            Agency, Ser 1991........   3.00   07/18/01        3.00       12,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                         YIELD TO
PRINCIPAL                                                MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                             RATE      DATE     PURCHASE        VALUE

------------------------------------------------------------------------------------

           Texas Public Finance Authority,
$ 13,100     Ser 1993 A.............   3.25%  07/25/01        3.25%  $   13,100,000
  20,000     Ser 1993 A.............   2.60   08/14/01        2.60       20,000,000
  21,000     Ser 1993 A.............   2.55   10/10/01        2.55       21,000,000
  14,000   University of Texas, Ser
            A.......................   3.05   07/24/01        3.05       14,000,000
           WASHINGTON
           King County,
   8,600     Sewer Ser A............   2.65   08/22/01        2.65        8,600,000
  10,000     Sewer Ser A............   2.60   09/12/01        2.60       10,000,000
           WISCONSIN
  12,799   Wisconsin, Ser 1998 B....   2.55   10/15/01        2.55       12,799,000
                                                                     --------------
           Total Tax-Exempt Commercial Paper
            (COST $713,719,000)....................................     713,719,000
                                                                     --------------
           Short-Term Municipal Notes & Bonds (11.8%)
           CALIFORNIA
  28,000   California School Cash
            Reserve Program
            Authority,
            2001 Ser A, dtd 07/03/01
            (WI)....................   4.00   07/03/02        2.65       28,368,200
  12,000   Los Angeles County,
            2001-2002 TRANs, dtd
            07/02/01 (WI)...........   3.75   06/28/02        2.61       12,131,760
           FLORIDA
   9,800   Orlando Capital
            Improvement Ser 1992,
            dtd 10/01/00............   6.00   10/01/01++     4.352       10,033,730
           GEORGIA
   7,630   Georgia, Ser C, dtd
            08/01/00................   6.25   08/01/01        4.26        7,642,920
  50,000   Gwinnett County School
            District Ser 2001, dtd
            01/18/01................   4.25   12/28/01        3.03       50,288,994
           INDIANA
  22,000   Indiana Bond Bank
            Advanced Funding Ser
            2001 A-2,
            dtd 02/01/01............   4.00   01/22/02       3.325       22,081,321
           IOWA
  26,000   Iowa School Corporations,
            Warrant Certificates
            2001-2002 Ser A (FSA),
            dtd 06/21/01............   3.75   06/21/02        2.65       26,271,594
           KENTUCKY
  80,000   Kentucky Asset/Liability
            Commission, 2002 Ser A
            TRANs, dtd 07/03/01
            (WI)....................   4.00   06/26/02        2.53       81,124,800
           TEXAS
  25,000   Texas, Houston, Ser 2001
            TRANs, dtd 07/03/01
            (WI)....................   3.50   06/28/02        2.55       25,228,250

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
40

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                         YIELD TO
PRINCIPAL                                                MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                             RATE      DATE     PURCHASE        VALUE

------------------------------------------------------------------------------------

           Texas,
   5,000     Ser 2000 TRANs, dtd
             08/31/00...............   5.25   08/31/01        4.27        5,007,975
  15,000     Ser 2000 TRANs, dtd
             08/31/00...............   5.25   08/31/01        4.28       15,023,696
  15,000     Ser 2000 TRANs, dtd
             08/31/00...............   5.25   08/31/01        4.29       15,023,429
  15,000     Ser 2000 TRANs, dtd
             08/31/00...............   5.25   08/31/01        4.32       15,022,386
           WYOMING
  50,000   Wyoming, Education Fund
            Ser 2001B TRANs,
            dtd 07/02/01 (WI).......   3.25   06/27/02        2.56       50,331,500
                                                                     --------------
           Total Short-Term Municipal Notes & Bonds
            (COST $363,580,555)....................................     363,580,555
                                                                     --------------
           Total Investments
            (COST $3,265,071,555) (a)..................      106.2%   3,265,071,555
           Liabilities in Excess of Other Assets.......       (6.2)    (189,660,827)
                                                          --------   --------------
           Net Assets..................................      100.0%  $3,075,410,728
                                                          ========   ==============

---------------------

    AMT ALTERNATIVE MINIMUM TAX.
    COPS CERTIFICATES OF PARTICIPATION.
   TRANS TAX AND REVENUE ANTICIPATION NOTES.
    WI  SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
    +   RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2001.
    ++  PREREFUNDED TO CALL DATE SHOWN.
    * DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND. ** THIS SECURITY HAS BEEN SEGREGATED IN CONNECTION WITH THE PURCHASE OF
        "WHEN-ISSUED" OR DELAYED DELIVERY SECURITIES.
    (a) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

   AMBAC AMBAC ASSURANCE CORPORATION.
   FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA  FINANCIAL SECURITY ASSURANCE INC.
   MBIA MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Financial Statements

Statement of Assets and Liabilities
JUNE 30, 2001

Assets:
Investments in securities, at value (cost
 $3,265,071,555)..................................  $3,265,071,555
Cash..............................................          43,910
Interest receivable...............................      14,977,122
Prepaid expenses and other assets.................          69,849
                                                    --------------

    Total Assets..................................   3,280,162,436
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................     203,434,339
  Investment management fee.......................         878,346
  Plan of distribution fee........................         248,051
Accrued expenses and other payables...............         190,972
                                                    --------------

    Total Liabilities.............................     204,751,708
                                                    --------------

    Net Assets....................................  $3,075,410,728
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $3,075,381,831
Accumulated undistributed net investment income...          38,987
Accumulated net realized loss.....................         (10,090)
                                                    --------------

    Net Assets....................................  $3,075,410,728
                                                    ==============
    Net Asset Value per Share
     3,075,422,280 shares outstanding (unlimited
     shares authorized of $.01 par value).........  $         1.00
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
42

Active Assets Tax-Free Trust
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income...................................  $116,850,854
                                                    ------------

Expenses
Investment management fee.........................    11,022,311
Plan of distribution fee..........................     3,050,922
Transfer agent fees and expenses..................       362,786
Registration fees.................................       203,342
Custodian fees....................................       127,264
Shareholder reports and notices...................        72,217
Professional fees.................................        49,160
Trustees' fees and expenses.......................        19,564
Other.............................................        29,440
                                                    ------------

    Total Expenses................................    14,937,006

Less: expense offset..............................      (127,012)
                                                    ------------

    Net Expenses..................................    14,809,994
                                                    ------------

    Net Investment Income.........................   102,040,860

    Net Realized Gain.............................        22,179
                                                    ------------

Net Increase......................................  $102,063,039
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2001   JUNE 30, 2000
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $  102,040,860  $   79,907,054
Net realized gain (loss)................          22,179         (32,269)
                                          --------------  --------------

    Net Increase........................     102,063,039      79,874,785

Dividends to shareholders from net
 investment income......................    (102,041,665)    (79,907,189)

Net increase from transactions in shares
 of beneficial interest.................     415,045,550     370,566,468
                                          --------------  --------------

    Net Increase........................     415,066,924     370,534,064

Net Assets:
Beginning of period.....................   2,660,343,804   2,289,809,740
                                          --------------  --------------

End of Period (Including accumulated
 undistributed net investment income of
 $38,987 and $13,040, respectively).....  $3,075,410,728  $2,660,343,804
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                          ACTIVE ASSETS TAX-FREE TRUST
44

Active Assets Tax-Free Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding
$1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

portion of daily net assets exceeding $1.5 billion but not exceeding
$2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $6,833,739,900 and $6,276,783,195, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $1,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,560. At June 30, 2001, the Fund had an accrued pension liability of $54,448 which is included in accrued expenses in the Statement of Assets and Liabilities.

                          ACTIVE ASSETS TAX-FREE TRUST
46

Active Assets Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR     FOR THE YEAR
                                               ENDED           ENDED
                                           JUNE 30, 2001   JUNE 30, 2000
                                          ---------------  --------------
Shares sold.............................   10,854,872,880   9,830,192,933
Shares issued in reinvestment of
 dividends..............................      102,041,665      79,907,189
                                          ---------------  --------------
                                           10,956,914,545   9,910,100,122
Shares repurchased......................  (10,541,868,995) (9,539,533,654)
                                          ---------------  --------------
Net increase in shares outstanding......      415,045,550     370,566,468
                                          ===============  ==============

6. Federal Income Tax Status
At June 30, 2001, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extent provided by regulations.

As of June 30, 2001, the Fund had permanent book/tax differences attributable to dividend redesignations. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $26,752.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2001, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                          ACTIVE ASSETS TAX-FREE TRUST
48

Active Assets California Tax-Free Trust
Financial Highlights



The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.



YEAR ENDED JUNE 30,                               2001      2000      1999         1998      1997
---------------------------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------
 Net asset value, beginning of period             $ 1.00    $ 1.00    $ 1.00       $ 1.00    $ 1.00
---------------------------------------------------------------------------------------------------
 Net income from investment operations             0.026     0.026     0.023        0.028     0.028
---------------------------------------------------------------------------------------------------
 Less dividends from net investment income        (0.026)   (0.026)   (0.023)      (0.028)   (0.028)
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $ 1.00    $ 1.00    $ 1.00       $ 1.00    $ 1.00
---------------------------------------------------------------------------------------------------
 TOTAL RETURN                                       2.68%     2.60%     2.31%        2.84%     2.83%
---------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------
 Expenses                                           0.59%     0.61%     0.63%(1)     0.64%     0.66%(1)
---------------------------------------------------------------------------------------------------
 Net investment income                              2.64%     2.55%     2.28%        2.79%     2.78%
---------------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
 Net assets, end of period, in thousands        $759,089  $697,703  $625,753     $549,779  $431,382
---------------------------------------------------------------------------------------------------


(1) DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+     DATE*       VALUE

--------------------------------------------------------------------------

           California Tax-Exempt Short-Term Variable Rate Municipal
           Obligations (67.4%)
$  9,800   ABAG Finance Authority for
            Nonprofit Corporations,
            Episcopal Homes Foundation
            Ser 2000 COPs................   2.75%  07/09/01   $  9,800,000
   4,000   Alameda Contra Costa Schools
            Financing Authority, Capital
            Improvement Ser G COPs.......   2.70   07/09/01      4,000,000
  10,350   Anaheim, 1993 COPs (Ambac)....   2.50   07/09/01     10,350,000
  15,000   Bay Area Toll Authority, San
            Francisco Bay Area Toll
            Bridge Ser B.................   2.50   07/09/01     15,000,000
  27,300   Big Bear Lake, Southwest Gas
            Corp 1993 Ser A (AMT)........   2.65   07/09/01     27,300,000
  11,970   California Alternative Energy
            Source Financing Authority,
            General Electric Capital
            Corp-Arroyo Energy 1993 Ser B
            (AMT)**......................   2.45   07/09/01     11,970,000
           California Educational Facilities Authority,
  10,000     California Institute of
             Technology Ser 1994**.......   2.30   07/09/01     10,000,000
   5,000     Pepperdine University Ser
             B...........................   2.50   07/09/01      5,000,000
  15,165     Stanford University Ser
             L-5.........................   2.30   07/09/01     15,165,000
  18,000   California Health Facilities
            Financing Authority,
            Adventist Health System/West
            1998 Ser A (MBIA)............   3.05   07/02/01     18,000,000
           California Housing Finance Agency,
   6,600     Home Mortgage 2000 Ser G
             (AMT) (FSA).................   2.60   07/09/01      6,600,000
   9,500     Home Mortgage 2001 Ser J
             (AMT) (FSA).................   3.05   07/02/01      9,500,000
           California Pollution Control Financing Authority,
   5,040     Chevron USA Inc Ser 1983....   4.00   11/15/01      5,040,604
   4,000     Chevron USA Inc Ser 1984....   3.00   11/15/01      4,000,000
  10,485     Chevron USA Inc Ser 1984B...   2.85   06/15/02     10,488,565
   2,900     Shell Oil Co Ser 1991B......   3.10   07/02/01      2,900,000
   2,000   California Statewide
            Communities Development
            Authority, Sutter Health Ser
            1995 COPs (Ambac)............   3.10   07/02/01      2,000,000
  23,600   Contra Costa County,
            Multi-Family The Park Regency
            1992 Ser A (AMT).............   2.60   07/09/01     23,600,000
  15,000   Eastern Municipal Water
            District, Water & Sewer Ser
            1993 B COPs (FGIC)...........   2.45   07/09/01     15,000,000
   4,200   Elsinore Valley Municipal
            Water District, Ser 2000 A
            COPs (FGIC)..................   2.40   07/09/01      4,200,000
  10,500   Fremont, Creekside Village
            Multi-Family Issue D of 1985
            **...........................   2.55   07/09/01     10,500,000
  21,500   Fresno, Sewer System Sub Lien
            Ser 2000 A...................   2.40   07/09/01     21,500,000
  14,200   Glendale Financing Authority,
            Police Building Ser 2000
            COPs.........................   2.55   07/09/01     14,200,000
   7,000   Irvine Assessment District No
            89-10, Improvement Bond
            Act 1915.....................   3.10   07/02/01      7,000,000
   2,000   Irvine Public Facilities &
            Infrastructure Authority,
            Capital Improvement Ser 1985
            COPs.........................   2.55   07/09/01      2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
50

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*        VALUE

--------------------------------------------------------------------------

$  5,150   Irvine Ranch Water District,
            Ser 1993.....................   3.10%  07/02/01   $  5,150,000
   7,800   Kern County, Public Facilities
            Ser 1986 D COPs..............   2.40   07/09/01      7,800,000
           Los Angeles, Multi-Family
   7,200     1985 Ser K..................   2.40   07/09/01      7,200,000
   3,400     1994 Ser A (AMT)............   3.25   07/02/01      3,400,000
           Los Angeles County Transportation Commission,
  15,000     Sales Tax Ser 1992 A
             (FGIC)**....................   2.45   07/09/01     15,000,000
   2,100     Sales Tax Ser 1992 A
             (FGIC)......................   2.50   07/09/01      2,100,000
           Los Angeles Department of Water & Power,
  12,000     Power System Ser 2001 B-1...   2.60   08/30/01     12,000,000
  25,800     Power System Ser 2001 B-8...   2.60   08/30/01     25,800,000
  15,000     Water System Ser 2001 B
             Subser B-1..................   2.55   07/09/01     15,000,000
           Metropolitan Water District of Southern California,
  22,030     Waterworks Ser 1996 A
             (Ambac).....................   2.45   07/09/01     22,030,000
   6,000     Waterworks 1998 Ser C.......   2.70   07/09/01      6,000,000
  10,000     Waterworks 2000 Ser B-4**...   2.50   07/09/01     10,000,000
   4,100   Monterey County Financing
            Authority, 1995 Ser A........   2.45   07/09/01      4,100,000
  16,300   Monterey Peninsula Water
            Management District,
            Wastewater Ser 1992 COPs.....   2.45   07/09/01     16,300,000
  10,100   Newport Beach, Hoag Memorial
            Hospital Presbyterian
            Ser 1992 B...................   3.00   07/02/01     10,100,000
           Oakland Joint Powers Financing Authority,
  11,700     1998 Ser A-1 (FSA)**........   2.40   07/09/01     11,700,000
   6,900     1998 Ser A-2 (FSA)..........   2.70   07/09/01      6,900,000
   3,800   Redlands, Orange Village Apts
            1988 Ser A (AMT).............   2.60   07/09/01      3,800,000
   7,145   Sacramento County,
            Administration Center &
            Courthouse 1990 COPs.........   2.70   07/09/01      7,145,000
   3,415   San Jacinto Unified School
            District, 1997 COPs (FSA)....   2.55   07/09/01      3,415,000
   2,300   Santa Ana, Town & Country
            Manor Ser 1990...............   3.10   07/02/01      2,300,000
  15,000   Southern California Public
            Power Authority, Transmission
            Refg Ser 2001 A**............   2.40   07/09/01     15,000,000
  11,280   Stanislaus Waste-to-Energy
            Financing Agency, Ogden
            Martin Systems Inc Ser 2000
            (MBIA).......................   2.70   07/09/01     11,280,000
  14,945   West Basin Municipal Water
            District, Ser 1997 B COPs....   2.50   07/09/01     14,945,000
           Puerto Rico
   8,000   Puerto Rico Government
            Development Bank, Refg Ser
            1985 (MBIA)..................   2.35   07/09/01      8,000,000
                                                              ------------
           Total California Tax-Exempt Short-Term Variable Rate Municipal
           Obligations
           (COST $511,579,169)..............................   511,579,169
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                          YIELD TO
PRINCIPAL                                                 MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                              RATE     DATE      PURCHASE       VALUE

----------------------------------------------------------------------------------

           California Tax-Exempt Commercial Paper (29.0%)
$ 15,000   California Infrastructure
            & Economic Development
            Bank, Salvation Army
            Western Territory Ser
            2001....................   2.75%  09/12/01        2.75%  $ 15,000,000
  10,000   California State
            University Institute,
            Ser A...................   2.65   10/10/01        2.65     10,000,000
  11,000   East Bay Municipal
            Utility District, Water
            Ser 1997................   2.65   08/29/01        2.65     11,000,000
  12,850   Long Beach, Harbor
            Department Ser 1994 A
            (AMT)...................   2.60   08/09/01        2.60     12,850,000
           Los Angeles,
  13,000     Wastewater Ser 1997....   2.45   08/08/01        2.45     13,000,000
  12,000     Wastewater Ser 1997....   2.65   10/10/01        2.65     12,000,000
           Los Angeles County Metropolitan Transportation Authority,
  10,000     Sales Tax Ser A........   2.50   10/09/01        2.50     10,000,000
           San Diego County Water Authority,
  18,500     Ser #1.................   2.60   10/11/01        2.60     18,500,000
   9,700     Ser #1.................   2.65   11/08/01        2.65      9,700,000
           San Francisco Airport Commission, San Francisco
           International Airport
  13,575     Ser 1997 A (AMT).......   2.60   10/04/01        2.60     13,575,000
   9,830     Ser 1997 A (AMT).......   2.65   10/04/01        2.65      9,830,000
   8,000     Ser 1997 B.............   2.60   08/13/01        2.60      8,000,000
  15,000   San Gabriel Valley
            Council of Governments,
            Alameda Corridor-East
            GANs....................   2.55   08/10/01        2.55     15,000,000
           University of California Regents,
  12,000     Ser A..................   2.65   07/25/01        2.65     12,000,000
  12,300     Ser A..................   2.40   07/26/01        2.40     12,300,000
   7,900     Ser A..................   2.55   08/22/01        2.55      7,900,000
   5,000     Ser A..................   2.50   08/27/01        2.50      5,000,000
   6,500     Ser A..................   2.50   09/10/01        2.50      6,500,000
           Puerto Rico
           Puerto Rico Government Development Bank,
   3,700     Ser 1996...............   2.65   07/19/01        2.65      3,700,000
  14,500     Ser 1996...............   2.95   07/26/01        2.95     14,500,000
                                                                     ------------
           Total California Tax-Exempt Commercial Paper
           (COST $220,355,000).....................................   220,355,000
                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
52

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                         YIELD TO
PRINCIPAL                                                MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                             RATE      DATE     PURCHASE       VALUE

----------------------------------------------------------------------------------

           California Tax-Exempt Short-Term Municipal Notes (13.2%)
           California School Cash Reserve Program Authority,
$  9,000     2000 Pool Ser A
             (Ambac), dtd
             07/03/00...............   5.25%  07/03/01        4.27%  $  9,000,695
  35,000     2001 Pool Ser A
             (Ambac), dtd 07/03/01
             (WI)...................   4.00   07/03/02        2.65     35,460,250
  15,000   Fresno County, 2001-2002
            TRANs, dtd 07/02/01
            (WI)....................   3.50   07/01/02        2.63     15,126,750
  25,000   Los Angeles County
            2001-2002 TRANs, dtd
            07/02/01 (WI)...........   3.75   06/28/02        2.61     25,274,500
  15,000   Stanislaus County, Ser
            2000-2001 TRANs, dtd
            11/15/00................   4.25   11/14/01        3.70     15,029,809
                                                                     ------------
           Total California Tax-Exempt Short-Term Municipal Notes
           (COST $99,892,004)......................................    99,892,004
                                                                     ------------

           Total Investments
           (COST $831,826,173) (a).....................      109.6%   831,826,173

           Liabilities in Excess of Other Assets.......       (9.6)   (72,737,417)
                                                          --------   ------------

           Net Assets..................................      100.0%  $759,088,756
                                                          ========   ============

---------------------

    AMT ALTERNATIVE MINIMUM TAX.
    COPS CERTIFICATES OF PARTICIPATION.
    GANS GRANT ANTICIPATION NOTES.
   TRANS TAX AND REVENUE ANTICIPATION NOTES.
    WI  SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
    +   RATE SHOWN IS RATE IN EFFECT AT JUNE 30, 2001.
    *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
    ** ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED IN CONNECTION WITH THE PURCHASE OF "WHEN-ISSUED" SECURITIES.
    (a) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

   AMBAC AMBAC ASSURANCE CORPORATION.
   FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA  FINANCIAL SECURITY ASSURANCE INC.
   MBIA MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Financial Statements

Statement of Assets and Liabilities
JUNE 30, 2001

Assets:
Investments in securities, at value (cost
 $831,826,173)....................................  $831,826,173
Cash..............................................       165,485
Interest receivable...............................     3,397,320
Prepaid expenses..................................        13,740
                                                    ------------

    Total Assets..................................   835,402,718
                                                    ------------
Liabilities:
Payable for:
  Investments purchased...........................    75,861,500
  Investment management fee.......................       294,280
  Plan of distribution fee........................        62,584
Accrued expenses and other payables...............        95,598
                                                    ------------

    Total Liabilities.............................    76,313,962
                                                    ------------

    Net Assets....................................  $759,088,756
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $759,064,603
Accumulated undistributed net investment income...           403
Accumulated undistributed net realized gain.......        23,750
                                                    ------------

    Net Assets....................................  $759,088,756
                                                    ============
    Net Asset Value per Share,
      759,064,603 shares outstanding (unlimited
      shares authorized of $.01 par value)........  $       1.00
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
54

Active Assets California Tax-Free Trust
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income...................................  $27,420,427
                                                    -----------
Expenses
Investment management fee.........................    3,936,048
Plan of distribution fee..........................      832,240
Transfer agent fees and expenses..................       92,514
Professional fees.................................       49,290
Shareholder reports and notices...................       40,576
Custodian fees....................................       31,616
Registration fees.................................       26,847
Trustees' fees and expenses.......................       20,031
Other.............................................       10,063
                                                    -----------

    Total Expenses................................    5,039,225

Less: expense offset..............................      (31,545)
                                                    -----------

    Net Expenses..................................    5,007,680
                                                    -----------

    Net Investment Income.........................   22,412,747

    Net Realized Gain.............................       44,888
                                                    -----------

Net Increase......................................  $22,457,635
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED
                                          JUNE 30, 2001  JUNE 30, 2000
                                          -------------  -------------
Increase (Decrease) in Net Assets:

Operations:
Net investment income...................  $ 22,412,747   $ 19,043,291
Net realized gain (loss)................        44,888        (21,138)
                                          ------------   ------------

    Net Increase........................    22,457,635     19,022,153

Dividends to shareholders from net
 investment income......................   (22,412,836)   (19,043,159)

Net increase from transactions in shares
 of beneficial interest.................    61,341,184     71,970,497
                                          ------------   ------------

    Net Increase........................    61,385,983     71,949,491

Net Assets:
Beginning of period.....................   697,702,773    625,753,282
                                          ------------   ------------

End of Period
 (Including accumulated undistributed
 net investment income of $403 and $492,
 respectively)..........................  $759,088,756   $697,702,773
                                          ============   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
56

Active Assets California Tax-Free Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $2,159,567,030 and $2,045,764,710, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $170.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,014. At June 30, 2001, the Fund had an accrued pension liability of $45,632 which is included in accrued expenses in the Statement of Assets and Liabilities.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
58

Active Assets California Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2001   JUNE 30, 2000
                                          --------------  --------------
Shares sold.............................   2,787,037,894   2,921,570,057
Shares issued in reinvestment of
 dividends..............................      22,412,836      19,043,159
                                          --------------  --------------
                                           2,809,450,730   2,940,613,216
Shares repurchased......................  (2,748,109,546) (2,868,642,719)
                                          --------------  --------------
Net increase in shares outstanding......      61,341,184      71,970,497
                                          ==============  ==============

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       For the year ended June 30, 2001, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
60

Active Assets Government Securities Trust
Financial Highlights



The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).



This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.



YEAR ENDED JUNE 30,           2001       2000      1999      1998      1997
-----------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
-----------------------------------------------------------------------------
 Net asset value,
 beginning of period           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------
 Net income from
 investment operations          0.053     0.050     0.045     0.049     0.048
-----------------------------------------------------------------------------
 Less dividends from net
 investment income             (0.053)   (0.050)   (0.045)   (0.049)   (0.048)
-----------------------------------------------------------------------------
 Net asset value, end of
 period                        $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-----------------------------------------------------------------------------
 TOTAL RETURN                    5.48%     5.17%     4.64%     5.05%     4.92%
-----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------
 Expenses                        0.56%     0.59%     0.61%     0.63%     0.64%
-----------------------------------------------------------------------------
 Net investment income           5.24%     5.03%     4.50%     4.93%     4.78%
-----------------------------------------------------------------------------
 SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------
 Net assets, end of
 period, in thousands      $1,603,374  $932,466  $995,448  $698,977  $620,449
-----------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Portfolio of Investments / / June 30, 2001

                                                  ANNUALIZED
PRINCIPAL                                           YIELD
AMOUNT IN                                         ON DATE OF
THOUSANDS    DESCRIPTION AND MATURITY DATES        PURCHASE         VALUE

------------------------------------------------------------------------------

           U.S. Government Agencies (97.9%)
$140,352   Federal Farm Credit Banks
            07/02/01 - 10/03/01...............   3.82 - 4.21%   $  139,875,570
 774,218   Federal Home Loan Banks
            07/05/01 - 04/29/02...............   3.52 - 5.18       769,108,296
 425,000   Federal Home Loan Mortgage Corp.
            07/03/01 - 04/25/02...............   3.76 - 4.81       423,313,400
 200,000   Federal National Mortgage Assoc.
            07/25/01 - 05/17/02...............   3.63 - 4.17       196,852,840
  40,000   Student Loan Marketing Assoc.
            07/25/01..........................       3.92           39,891,944
                                                                --------------
           Total U.S. Government Agencies
            (COST $1,569,042,050).............................   1,569,042,050
                                                                --------------
           U.S. Government Obligation (1.2%)
  20,000   U.S. Treasury Bill
            09/27/01
            (COST $19,826,945)................       3.53           19,826,945
                                                                --------------
           Repurchase Agreement (1.0%)
  15,385   Goldman Sachs & Co.
            due 07/02/01 (dated 06/29/01;
            proceeds $15,390,257) (a)
            (COST $15,385,000)................       4.10           15,385,000
                                                                --------------

           Total Investments
            (COST $1,604,253,995) (b).........      100.1%       1,604,253,995

           Liabilities in Excess of Other
            Assets............................      (0.1)             (879,966)
                                                --------------  --------------

           Net Assets.........................      100.0%      $1,603,374,029
                                                ==============  ==============

---------------------

 (a) COLLATERALIZED BY $15,633,605 FEDERAL HOME LOAN MORTGAGE CORP. 6.50% - 7.50% DUE 07/01/29 - 01/01/30 VALUED AT $15,692,701.
 (b) COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
62

Active Assets Government Securities Trust
Financial Statements

Statement of Assets and Liabilities
JUNE 30, 2001

Assets:
Investments in securities, at value (cost
 $1,604,253,995)..................................  $1,604,253,995
Cash..............................................           2,469
Interest receivable...............................           1,752
Prepaid expenses and other assets.................          35,530
                                                    --------------

    Total Assets..................................   1,604,293,746
                                                    --------------
Liabilities:
Payable for:
  Investment management fee.......................         516,878
  Plan of distribution fee........................         125,425
Accrued expenses and other payables...............         277,414
                                                    --------------

    Total Liabilities.............................         919,717
                                                    --------------

    Net Assets....................................  $1,603,374,029
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $1,603,373,900
Accumulated undistributed net investment income...             129
                                                    --------------

    Net Assets....................................  $1,603,374,029
                                                    ==============
    Net Asset Value per Share,
      1,603,373,900 shares outstanding (unlimited
      shares authorized of $.01 par value)........  $         1.00
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:
Interest Income...................................  $79,068,488
                                                    -----------
Expenses
Investment management fee.........................    5,750,892
Plan of distribution fee..........................    1,340,533
Registration fees.................................      211,778
Transfer agent fees and expenses..................      115,962
Custodian fees....................................       70,370
Professional fees.................................       50,887
Shareholder reports and notices...................       40,998
Trustees' fees and expenses.......................       19,533
Other.............................................       15,328
                                                    -----------
    Total Expenses................................    7,616,281
                                                    -----------
Net Investment Income.............................  $71,452,207
                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
64

Active Assets Government Securities Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR   FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2001   JUNE 30, 2000
                                          --------------  -------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $   71,452,207  $ 50,724,152
Net realized gain.......................        --              10,475
                                          --------------  ------------

    Net Increase........................      71,452,207    50,734,627
                                          --------------  ------------

Dividends and Distributions to
 Shareholders from:
Net investment income...................     (71,452,583)  (50,724,075)
Net realized gain.......................        --             (10,475)
                                          --------------  ------------

    Total Dividends and Distributions...     (71,452,583)  (50,734,550)
                                          --------------  ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     670,908,413   (62,981,628)
                                          --------------  ------------

    Net Increase (Decrease).............     670,908,037   (62,981,551)

Net Assets:
Beginning of period.....................     932,465,992   995,447,543
                                          --------------  ------------

End of Period (Including accumulated
 undistributed net investment income of
 $129 and $505, respectively)...........  $1,603,374,029  $932,465,992
                                          ==============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million;
0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion;
0.275% to the portion of daily net

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
66

Active Assets Government Securities Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $40,445,022,942 and $39,844,420,485, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,559. At June 30, 2001, the Fund had an accrued pension liability of $54,447 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2001   JUNE 30, 2000
                                          --------------  --------------
Shares sold.............................   5,413,238,988   3,996,050,976
Shares issued in reinvestment of
 dividends and distributions............      71,420,190      50,670,672
                                          --------------  --------------
                                           5,484,659,178   4,046,721,648
Shares repurchased......................  (4,813,750,765) (4,109,703,276)
                                          --------------  --------------
Net increase (decrease) in shares
 outstanding............................     670,908,413     (62,981,628)
                                          ==============  ==============

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 53.88% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
68

Notes

                          ------------------------------------------------------

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                          ------------------------------------------------------

                          ------------------------------------------------------

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                          ------------------------------------------------------

                          ------------------------------------------------------

[PHOTO]


Additional information about each Fund's investments is available in the Fund's ANNUAL and SEMI-ANNUAL REPORT TO SHAREHOLDERS. The Funds' STATEMENT OF ADDITIONAL INFORMATION also provides additional information about the Funds (the current annual report for each Fund is included in this PROSPECTUS and/or the STATEMENT OF ADDITIONAL INFORMATION). The STATEMENT OF ADDITIONAL INFORMATION (including the Fund's financial statements) is incorporated herein by reference (legally is part of this PROSPECTUS). For a free copy of any of these documents, to request other information about the Funds, or to make shareholder inquiries, please call:


                                 (800) 869-NEWS


You also may obtain information about each Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:



                          www.morganstanley.com/funds


Information about the Funds (including the STATEMENT OF ADDITIONAL INFORMATION) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

 TICKER SYMBOLS:

   Active Assets Money Trust                              AAMXX
-----------------------------------------------------------------
   Active Assets Tax-Free Trust                           AATXX
-----------------------------------------------------------------
   Active Assets California Tax-Free Trust                AACXX
-----------------------------------------------------------------
   Active Assets Government Securities Trust              AAGXX
-----------------------------------------------------------------

[MORGAN STANLEY LOGO]

Active Assets -- Money Trust
                 Tax-Free Trust
                 California Tax-Free Trust
                 Government Securities Trust


FOUR DIFFERENT MONEY MARKET
FUNDS OFFERED EXCLUSIVELY TO
PARTICIPANTS IN THE ACTIVE
ASSETS-REGISTERED TRADEMARK- OR BUSINESSCAPE-SM-
FINANCIAL SERVICE PROGRAMS
AND TO OTHER INVESTORS WHO
HAVE BROKERAGE ACCOUNTS
WITH MORGAN STANLEY DW INC.



                                                  Prospectus - ']August 29, 2001


       (THE FUNDS' INVESTMENT COMPANY ACT FILE NOS. ARE 811-3159, 811-3162, 811-6530, 811-3165)

STATEMENT OF ADDITIONAL INFORMATION             ACTIVE ASSETS
AUGUST 29, 2001                                 MONEY TRUST
                                                ACTIVE ASSETS
                                                TAX-FREE TRUST
                                                ACTIVE ASSETS
                                                CALIFORNIA
                                                TAX-FREE TRUST
                                                ACTIVE ASSETS
                                                GOVERNMENT
                                                SECURITIES TRUST

--------------------------------------------------------------------------------



    This STATEMENT OF ADDITIONAL INFORMATION is not a prospectus. The PROSPECTUS dated August 29, 2001 for Active Assets Money Trust, Active Assets Tax-Free Trust, Active Assets California Tax-Free Trust and Active Assets Government Securities Trust (each a "Fund") may be obtained without charge from the Funds at their address or telephone number listed below or from Morgan Stanley DW Inc. at any of its branch offices.



Active Assets Money Trust
Active Assets Tax-Free Trust
Active Assets California Tax-Free Trust
Active Assets Government Securities Trust
Two World Trade Center
New York, NY 10048
(800) 869-NEWS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


I. History of the Funds.....................................    4

II. Description of the Funds and Their Investments and
Risks.......................................................    4

  A. Classification.........................................    4

  B. Investment Strategies and Risks........................    4

  C. Investment Objective/Policies/Investment
   Restrictions.............................................   12

III. Management of the Funds................................   17

  A. Board of Trustees......................................   17

  B. Management Information.................................   17

  C. Compensation...........................................   22

IV. Control Persons and Principal Holders of Securities.....   26

V. Investment Management and Other Services.................   26

  A. Investment Manager.....................................   26

  B. Principal Underwriter..................................   27

  C. Services Provided by the Investment Manager............   27

  D. Rule 12b-1 Plan........................................   28

  E. Other Service Providers................................   30

  F. Codes of Ethics........................................   31

VI. Brokerage Allocation and Other Practices................   31

  A. Brokerage Transactions.................................   31

  B. Commissions............................................   31

  C. Brokerage Selection....................................   32

  D. Directed Brokerage.....................................   32

  E. Regular Broker-Dealers.................................   32

VII. Capital Stock and Other Securities.....................   33

VIII. Purchase, Redemption and Pricing of Shares............   33

  A. Purchase/Redemptions of Shares.........................   33

  B. Offering Price.........................................   34

IX. Taxation of the Funds and Their Shareholders............   36

X. Underwriters.............................................   38

XI. Calculation of Performance Data.........................   38

XII. Financial Statements...................................   40

GLOSSARY OF SELECTED DEFINED TERMS
--------------------------------------------------------------------------------

    The terms defined in this glossary are frequently used in this STATEMENT OF ADDITIONAL INFORMATION (other terms used occasionally are defined in the text of the document).


"CUSTODIAN"--The Bank of New York is the Custodian of the Funds' assets.



"DISTRIBUTOR"--Morgan Stanley Distributors Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.



"FINANCIAL ADVISORS"--Morgan Stanley authorized financial services representatives.


"FUND"--Any of the Active Assets Money Trust, the Active Assets Tax-Free Trust, the Active Assets California Tax-Free Trust and the Active Assets Government Securities Trust, each a registered no-load open-end investment company.

"INDEPENDENT TRUSTEES"--Trustees who are not "interested persons" (as defined by the Investment Company Act) of the Fund.


"INVESTMENT MANAGER"--Morgan Stanley Investment Advisors Inc., a wholly-owned investment advisor subsidiary of Morgan Stanley.



"MORGAN STANLEY"--Morgan Stanley Dean Witter & Co., a preeminent global financial services firm.



"MORGAN STANLEY & CO."--Morgan Stanley & Co. Incorporated, a wholly-owned broker-dealer subsidiary of Morgan Stanley.



"MORGAN STANLEY DW"--Morgan Stanley DW Inc., a wholly-owned broker-dealer subsidiary of Morgan Stanley.



"MORGAN STANLEY FUNDS"--Registered investment companies (i) for which the Investment Manager serves as the investment advisor and (ii) that hold themselves out to investors as related companies for investment and investor services.



"MORGAN STANLEY SERVICES COMPANY"--Morgan Stanley Services Company Inc., a wholly-owned fund services subsidiary of the Investment Manager.



"TRANSFER AGENT"--Morgan Stanley Dean Witter Trust FSB, a wholly-owned transfer agent subsidiary of Morgan Stanley.


"TRUSTEES"--The Board of Trustees of the Funds.

I. HISTORY OF THE FUNDS
--------------------------------------------------------------------------------

    Each Fund is organized as a Massachusetts business trust, under a separate Declaration of Trust. With the exception of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, each Fund was organized on March 30, 1981. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST was organized on July 10, 1991.

II. DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
--------------------------------------------------------------------------------

A. CLASSIFICATION

    Each Fund is an open-end, diversified management investment company. Each Fund's investment objective(s) is as follows:

ACTIVE ASSETS MONEY TRUST--            high current income, preservation of capital
                                       and liquidity.

ACTIVE ASSETS TAX-FREE TRUST--         to provide as high a level of daily income
                                       exempt from federal personal income tax as is
                                       consistent with stability of principal and
                                       liquidity.

ACTIVE ASSETS CALIFORNIA TAX-FREE      to provide as high a level of daily income
TRUST--                                exempt from federal and California personal
                                       income tax as is consistent with stability of
                                       principal and liquidity.

ACTIVE ASSETS GOVERNMENT SECURITIES    high current income, preservation of capital
TRUST--                                and liquidity.

B. INVESTMENT STRATEGIES AND RISKS

    The following discussion of the Funds' investment strategies and risks should be read with the sections of the Funds' PROSPECTUS titled "Principal Investment Strategies" and "Principal Risks."

    REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements. When cash may be available for only a few days, it may be invested by the Funds in repurchase agreements until such time as it may otherwise be invested or used for payments of obligations of the Funds. These agreements, which may be viewed as a type of secured lending by the Funds, typically involve the acquisition by the Funds of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security serving as collateral at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Funds will accrue interest from the institution until the time when the repurchase is to occur. Although this date is deemed by the Funds to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits.


    While repurchase agreements involve certain risks not associated with direct investments in debt securities, the Funds follow procedures approved by the Trustees designed to minimize such risks. These procedures include effecting repurchase transactions only with large, well capitalized and well established financial institutions, whose financial condition will be continuously monitored by the Investment Manager. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the resale price which consists of the acquisition price paid to the seller of the securities plus the accrued resale premium which is defined as the amount specified in the repurchase agreement or the daily amortization of the difference between the acquisition price and the resale price specified in the repurchase agreement. Such collateral will consist entirely of securities that are direct obligations of, or that are fully guaranteed as to principal and interest by, the United States or any agency thereof, and/or certificates of deposit, or other securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by the Requisite NRSROs (as defined under Rule 2a-7 of the Investment Company Act of 1940). Additionally, upon an Event of Insolvency (as defined under Rule 2a-7) with respect to the seller, the collateral must qualify the repurchase agreement for preferential treatment under a provision of applicable insolvency law providing an exclusion from any automatic stay of creditors' rights against the seller. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercise of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 10% of its total assets. A Fund's investments in repurchase agreements may at times be substantial when, in the view of the Fund's Investment Manager, liquidity or other considerations warrant.


    VARIABLE RATE AND FLOATING RATE OBLIGATIONS. Each of the Funds may invest in variable rate and floating rate obligations. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may only invest in variable rate and floating rate municipal obligations. The interest rate payable on a variable rate obligation is adjusted either at predesignated periodic intervals and, on a floating rate obligation, whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate and floating rate obligations should enhance the ability of the applicable Funds to maintain a stable net asset value per share and to sell obligations prior to maturity at a price that is approximately the full principal amount of the obligations. The principal benefit to a Fund of purchasing obligations with a demand feature is that liquidity, and the ability of the Fund to obtain repayment of the full principal amount of an obligation prior to maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by a Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets a Fund's investment quality requirements.

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. From time to time each of the Funds other than ACTIVE ASSETS MONEY TRUST may purchase eligible portfolio securities, on a when-issued or delayed delivery basis. When these transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of commitment. While a Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Fund may sell the securities before the settlement date, if it is deemed advisable. The securities so purchased or sold are subject to market fluctuation and no interest or dividends accrue to the purchaser prior to the settlement date.

    At the time a Fund makes the commitment to purchase or sell securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security purchased, or if a sale, the proceeds to be received, in determining its net asset value. At the time of delivery of the securities, their value may be more or less than the purchase or sale price. An increase in the percentage of a Fund's assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of its net asset value. A Fund will also establish a segregated account on its books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued or delayed delivery basis.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--TAX-FREE TRUST AND CALIFORNIA TAX-FREE TRUST ONLY

    LEASE OBLIGATIONS. Included within the revenue bonds category in which ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest are participations in lease obligations or installment purchase contracts (collectively called "lease obligations") of municipalities. State and local governments issue lease obligations to acquire equipment and facilities.

    Lease obligations may have risks not normally associated with general obligation or other revenue bonds. Leases and installment purchase or conditional sale contracts (which may provide for title to the leased asset to pass eventually to the issuer) have developed as a means for governmental issuers to acquire property and equipment without the necessity of complying with the constitutional and statutory requirements generally applicable for the issuance of debt. Certain lease obligations contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on an annual or other periodic basis. Consequently, continued lease payments on those lease obligations containing "non-appropriation" clauses are dependent on future legislative actions. If such legislative actions do not occur, the holders of the lease obligation may experience difficulty in exercising their rights, including disposition of the property.

    PUT OPTIONS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may purchase securities together with the right to resell them to the seller at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is commonly known as a "put," and the aggregate price which a Fund pays for securities with puts may be higher than the price which otherwise would be paid for the securities. The primary purpose of this practice is to permit these Funds to be fully invested in securities, the interest on which is exempt from Federal income tax and, with respect to ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST, California personal income tax, while preserving the necessary flexibility and liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put. The Funds' policy is, generally, to exercise the puts on their expiration date, when the exercise price is higher than the current market price for the related securities. Puts may be exercised prior to the expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet such obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to their expiration date in the event the Investment Manager revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise in such circumstances, the Investment Manager considers, among other things, the amount of cash available to the Funds, the expiration dates of the available puts, any future commitments for securities purchases, the yield, quality and maturity dates of the underlying securities, alternative investment opportunities and the desirability of retaining the underlying securities in the Funds' portfolios.

    A Fund values securities which are subject to puts at its amortized cost and values the put, apart from the security, at zero. Thus, the cost of the put will be carried on a Fund's books as an unrealized loss from the date of acquisition and will be reflected in realized gain or loss when the put is exercised or expires. Since the value of the put is dependent on the ability of the put writer to meet its obligation to repurchase, a Fund enters into put transactions only with municipal securities dealers who are approved by the Trustees. Each dealer will be approved on its own merits and it is the Funds' general policy to enter into put transactions only with those dealers which are determined to present minimal credit risks. In connection with such determination, the Trustees will review, among other things, the ratings, if available, of equity and debt securities of such municipal securities dealers, their reputations in the municipal securities markets, the net worth of such dealers and their efficiency in consummating transactions. Bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. The Trustees have directed the Investment Manager not to enter into put transactions with, and to exercise outstanding puts of, any municipal securities dealer which, in the judgment of the Investment Manager, ceases at any time to present a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, a Fund is unable to predict whether all or any portion of any loss sustained could be subsequently recovered from such dealer.

    In Revenue Ruling 82-144, the Internal Revenue Service stated that, under certain circumstances, a purchaser of tax-exempt obligations which are subject to puts will be considered the owner of the obligations for Federal income tax purposes.

    INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest more than 25% of its total assets in industrial development and pollution control bonds (two kinds of tax-exempt municipal bonds) whether or not the users of facilities financed by such bonds are in the same industry. In cases where such users are in the same industry, there may be additional risk to the Funds in the event of an economic downturn in such industry, which may result generally in a lowered need for such facilities and a lowered ability of such users to pay for the use of such facilities.

    TAXABLE SECURITIES. Each of ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest up to 20% of its total assets in taxable money market instruments including, with respect to CALIFORNIA TAX-FREE TRUST, non-California tax-exempt securities. Investments in taxable money market instruments would generally be made under any one of the following circumstances: (a) pending investment proceeds of sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. Only those non-California tax-exempt securities which satisfy the standards established for California tax-exempt securities may be purchased by CALIFORNIA TAX-FREE TRUST.

    The types of taxable money market instruments in which TAX-FREE TRUST and CALIFORNIA TAX-FREE TRUST may invest are limited to the following short-term fixed-income securities (maturing in thirteen months or less from the time of purchase): (i) obligations of the United States Government, its agencies, instrumentalities or authorities; (ii) commercial paper rated P-1 by Moody's Investors Services, Inc. ("Moody's") or A-1 by Standard & Poor's Corporation ("S&P"); (iii) certificates of deposit and bankers' acceptances of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to portfolio securities.

INVESTMENT STRATEGIES AND RISKS APPLICABLE TO ACTIVE ASSETS--MONEY TRUST AND/OR GOVERNMENT SECURITIES TRUST ONLY

    LENDING PORTFOLIO SECURITIES. Each of ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the loans are callable at any time by the Fund, and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are equal to at least 100% of the market value, determined daily, of the loaned securities. The advantage of these loans is that a Fund continues to receive the income on the loaned securities while at the same time earning interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale and will not lend more than 10% of the value of its total assets.

    As with any extensions of credit, there are risks of delay in recovery and, in some cases, even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by management to be creditworthy and when the income which can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund.

    When voting or consent rights which accompany loaned securities pass to the borrower, a Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of the rights if the matters involved would have a material effect on the Fund's investment in the loaned securities. The Funds will pay reasonable finder's, administrative and custodial fees in connection with a loan of their securities.

    REVERSE REPURCHASE AGREEMENTS. ACTIVE ASSETS GOVERNMENT SECURITIES TRUST may also use reverse repurchase agreements as part of its investment strategy. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase agreement is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Fund intends to use the reverse repurchase technique only when it will be to its advantage to do so. The Fund will establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents or other portfolio securities equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements are considered borrowings by the Fund.


    THE STATE OF CALIFORNIA--SPECIAL INVESTMENT CONSIDERATIONS APPLICABLE TO ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST ONLY. The following describes certain risks with respect to municipal obligations of California issuers in which ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may invest. This summarized information is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California and other public documents available as of the date of this Statement of Additional Information. Although the Investment Manager has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.


    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will be affected by any political, economic or regulatory developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes which limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to maintain debt service on their obligations. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers.

    Certain debt obligations held by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may be obligations of issuers which rely in whole or in substantial part on California state revenues for the continuance of their operations and payment of their obligations. Whether and to what extent the California Legislature will continue to appropriate a portion of the State's General Fund to counties, cities and their various entities, is not entirely certain. To the extent local entities do not receive money from the State to pay for their operations and services, their ability to pay debt service on obligations held by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST may be impaired.

    In 1978, Proposition 13, an amendment to the California Constitution, was approved, limiting real property valuation for property tax purposes and the power of local governments to increase real property tax revenues and revenues from other sources. Legislation adopted after Proposition 13 provided for assistance to local governments, including the redistribution of the then-existing surplus in the General Fund, reallocation of revenues to local governments, and assumption by the State of certain local government obligations. However, more recent legislation reduced such state assistance. There can be no assurance that any particular level of State aid to local governments will be maintained in future years. In NORDLINGER V. HAHN, the United States Supreme Court upheld certain provisions of Proposition 13 against claims that it violated the equal protection clause of the Constitution.

    In 1979, an amendment was passed adding Article XIIIB to the State Constitution. As amended in 1990, Article XIIIB imposes an "appropriations limit" on the spending authority of the State and local government entities. In general, the appropriations limit is based on certain 1978-1979 expenditures, adjusted annually to reflect changes in the cost of living, population and certain services provided by State and local government entities. "Appropriations limit" does not include appropriations for qualified capital outlay projects, certain increases in transportation-related taxes, and certain emergency appropriations.

    If a government entity raises revenues beyond its "appropriations limit" in any year, a portion of the excess which cannot be appropriated within the following year's limit must be returned to the entity's taxpayers within two subsequent fiscal years, generally by a tax credit, refund or temporary suspension of tax rates or fee schedules. "Debt service" is excluded from these limitations, and is defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved [by the voters]." In addition, Article XIIIB requires the State Legislature to establish a prudent State reserve, and to require the transfer of 50% of excess revenue to the State School Fund; any amounts allocated to the State School Fund will increase the appropriations limit.

    In June 1982, the voters of California passed two initiative measures to repeal the California gift and inheritance tax laws and to enact, in lieu thereof, California death taxes. California voters also passed an initiative measure to increase, for taxable years commencing on or after January 1, 1982, the amount to account for the effects of inflation. Decreases in State and local revenues in future fiscal years as a consequence of these initiatives may result in reductions in allocations of state revenues to California issuers or in the ability of California issuers to pay their obligations.

    In 1986, California voters approved an initiative statute known as Proposition 62. This initiative (i) requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity,
(ii) requires that any special tax (defined as tax levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction, (iii) restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed, (iv) prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by the Proposition 13 amendment, (v) prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments, (vi) requires that any tax imposed by a local government on or after August 1, 1985, be ratified by a majority vote of the electorate within two years of the adoption of the initiative or be terminated by November 15, 1989, (vii) requires that, in the event a local government fails to comply with the provisions of this measure, a reduction of the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative, and
(viii) permits these provisions to be amended exclusively by the voters of the State of California.

    In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by non-charter cities in California without voter approval. It is not possible to predict the impact of the decision.

    In November 1996, California voters approved Proposition 218. The initiative applied the provisions of Proposition 62 to all entities, including charter cities. It requires that all taxes for general purposes obtain a simple majority popular vote and that taxes for special purposes obtain a two-thirds majority vote. Prior to the effectiveness of Proposition 218, charter cities could levy certain taxes such as transient occupancy taxes and utility user's taxes without a popular vote. Proposition 218 will also limit the authority of local governments to impose property-related assessments, fees and charges, requiring that such assessments be limited to the special benefit conferred and prohibiting their use for general governmental services. Proposition 218 also allows voters to use their initiative power to reduce or repeal previously-authorized taxes, assessments, fees and charges.

    In 1988, State voters approved Proposition 87, which amended Article XVI of the State Constitution to authorize the State Legislature to prohibit redevelopment agencies from receiving any property tax revenues raised by increased property taxes to repay bonded indebtedness of local government which is not approved by voters on or before January 1, 1989. It is not possible to predict whether the State Legislature will enact such a prohibition, nor is it possible to predict the impact of Proposition 87 on redevelopment agencies and their ability to make payments on outstanding debt obligations.

    In November 1988, California voters approved Proposition 98. This initiative requires that (i) revenues in excess of amounts permitted to be spent and which would otherwise be returned by revision of tax rates or fee schedules, be transferred and allocated (up to a maximum of 40%) to the State School Fund and be expended solely for purposes of instructional improvement and accountability. No such transfer or allocation of funds will be required if certain designated state officials determine that annual student expenditures and class size meet certain criteria as set forth in Proposition 98. Any funds allocated to the State School Fund shall cause the appropriation limits to be annually increased for any such allocation made in the prior year. Proposition 98 also requires the State of California to provide a minimum level of funding for public schools and community colleges. The initiative permits the enactment of legislation, by a two-thirds vote, to suspend the minimum funding requirement for one year.

    Certain tax-exempt securities in which the Fund may invest may be obligations payable solely from the revenues of specific institutions, or may be secured by specific properties, which are subject to provisions of California law which could adversely affect the holders of such obligations. For example, the revenues of California health care institutions may be subject to state laws, and California law limits the remedies of a creditor secured by a mortgage or deed of trust on real property.


    California is the most populous state in the nation with a total population currently estimated at over 34 million. The State now comprises 12.5% of the nation's population and 12.7% of its total personal income. Its economy is broad and diversified with major concentrations in high technology research and manufacturing, aerospace and defense-related manufacturing, trade, entertainment, real estate, and financial services. After experiencing strong growth throughout much of the 1980s, from 1990-1993 the State suffered through a severe recession, the worst since the 1930's, heavily influenced by large cutbacks in defense/aerospace industries and military base closures and a major drop in real estate construction. California's economy has been performing strongly since 1994. The unemployment rate, while still higher than the national average, fell to an average of 5.2% in 1999, compared to over 10% at the worst of the recession. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets. Because of capacity constraints in electric generation and transmission, California electric utilities have been forced to purchase wholesale power at high prices this past summer and more recently. Under current deregulation rules for the electric industry enacted in 1996, two of the State's large investor-owned utility ("IOU") companies are not allowed to charge customers the full cost of service, while rates in a third IOU's service area were cut back after rising sharply to cover wholesale power costs. Legislation was enacted to streamline the process for siting new power plants, but it will be several years until a significant number of new suppliers will enter the California market. In January 2001, two of the IOUs were granted temporary rate increases in the face of reportedly serious financial difficulties, including concerns about possible bankruptcy, and the Governor of California signed legislation that authorizes the State to issue up to $10 billion in bonds to purchase electricity. The bonds would be repaid over time by ratepayers. While the Governor, the State Legislature, the State Public Utilities Commission and the Federal Energy Regulatory Commission all are considering further actions to deal with shortcomings in the State's deregulated energy market, it is not possible to predict at this time what the long-term impact of these developments will be on California's economy.



    In addition, California is subject to seismic risks and it is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in a four county area. The possibility exists that another such earthquake could cause a major dislocation of the California economy.



    The recession severely affected state revenues while the State's health and welfare costs were increasing. Consequently, the State had a lengthy period of budget imbalance; the State's accumulated budget deficit approached
$2.8 billion at its peak at June 30, 1993. The large budget deficits depleted the State's available cash resources and it had to use a series of external borrowings to meet its cash needs. With the end of the recession, the State's financial condition improved, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint. The accumulated budget deficit from the recession years was eliminated. No deficit borrowing has occurred at the end of the last several fiscal years.



    The combination of resurging exports, a strong stock market, and a rapidly growing economy in 1999 and early 2000 resulted in unprecedented growth in the State's General Fund revenues during fiscal year 1999-2000. Revenues are estimated to have been about $71.2 billion, which is $8.2 billion higher than projected for the 1999 Budget Act. The State's Special Fund for Economic Uncertainties ("SFEU") had a record balance of over $7.2 billion on June 30, 2000. On that date, the Governor signed the 2000 Budget Act enacting the State's fiscal year 2000-01 budget. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8 percent above the estimates for 1999-2000. The Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3 percent over 1999-2000, and reflects the use of $5.5 billion from the SFEU. The Budget Act also includes Special Fund expenditures of $15.6 billion, from revenues estimated at $16.5 billion, and Bond Fund expenditure of $5.0 billion.



    In order not to place undue pressure on future budget years, about
$7.0 billion of the increased spending in 2000-01 will be for one-time expenditures and investments. The State estimates the SFEU will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back
$500 million as a set aside for litigation costs. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the 2000 Budget Act in order to achieve the budget reserve. The State will not undertake a revenue anticipation note borrowing in 2000-01.



    The Governor's 2001-2002 proposed budget provides for total State spending of $102 billion (excluding expenditures of federal funds and selected bond funds). This represents an increase of $7.5 billion, or 7.9%, over the current year. Slightly over 80% of this total spending is from the General Fund, while the remainder is from special funds. The proposed budget projects General Fund revenues will total $79.4 billion in 2001-02, an increase over the current year of $2.5 billion (3.3%). Budget-year General Fund expenditures are estimated at $82.9 billion, an increase of $3.1 billion (3.9%) over 2000-01. After accounting for various set-asides, the Governor's estimated 2001-02 year-end General Fund budgetary reserve is $1.9 billion, or about 2.4% of expenditures.



    As of October 1, 2000, the State had over $21.5 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $14 billion remained unissued as of that date. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of October 1, 2000, the State had approximately $6.6 billion of outstanding Lease-Purchase Debt.



    In addition to the general obligation bonds, State agencies and authorities had approximately $27.3 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 2000. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities, and pollution control facilities.



    Because of the State of California's budget problems, the State's General Obligation bonds were downgraded in July 1994 to A1 from Aa by Moody's, to A from A+ by S&P, and to A from AA by Fitch. Moody's, Fitch and S&P expressed uncertainty in the State's ability to balance its budget by 1996. The State's improved economy and budget, however, have resulted since then in several upgrades in its general obligation bond ratings. As of February 2, 2001, the State's general obligation bonds were rated Aa2 by Moody's, AA by Standard & Poor's, and AA by Fitch. It is not presently possible to determine whether, or the extent to which, Moody's, S&P or Fitch will change such ratings in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.


    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations and which, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.


    Some local governments in California have experienced notable financial difficulties and there is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County, California, together with its pooled investment funds, which included investment funds from other local governments, filed for bankruptcy. The County has since emerged from bankruptcy. Los Angeles County, the nation's largest county, in the recent past has also experienced financial difficulty and its financial condition will continue to be affected by the large number of County residents who are dependent on government services and by a structural deficit in its health department. Moreover, California's improved economy has caused Los Angeles County, and other local governments, to come under increased pressure from public employee unions for improved compensation and retirement benefits.


    The effect of these various constitutional and statutory amendments and budget developments upon the ability of California issuers to pay interest and principal on their obligations remains unclear and in any event may depend upon whether a particular California tax-exempt security is a general or limited obligation bond and on the type of security provided for the bond. It is possible that other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future.

C. INVESTMENT OBJECTIVE/POLICIES/INVESTMENT RESTRICTIONS


    Each Fund's investment objective/policies/restrictions listed below have been adopted by the Funds as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Investment Company Act"), a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Company Act defines a majority as the lesser of (a) 67% or more of the shares present at a meeting of shareholders, if the holders of 50% of the outstanding shares of the applicable Fund are present or represented by proxy; or (b) more than 50% of the outstanding shares of the applicable Fund. For purposes of the following restrictions: (i) all percentage limitations apply immediately after a purchase or initial investment; and (ii) any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.


    In addition, for purposes of the following restrictions: (a) an "issuer" of a security is the entity whose assets and revenues are committed to the payment of interest and principal on that particular security, provided that the guarantee of a security will be considered a separate security and provided further that a guarantee of a security shall not be deemed a security issued by the guarantor if the value of all securities guaranteed by the guarantor and owned by a Fund does not exceed 10% of the value of the total assets of the Fund; (b) a "taxable security" is any security the interest on which is subject to federal income tax; and (c) all percentage limitations apply immediately after a purchase or initial investment, and any subsequent change in any applicable percentage resulting from market fluctuations or other changes in total or net assets does not require elimination of any security from the portfolio.

ACTIVE ASSETS MONEY TRUST

    ACTIVE ASSETS MONEY TRUST will:

    1. Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS MONEY TRUST will not:

    1. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

    2. Purchase securities of any issuer, except for securities issued by the U.S. Government or its agencies or instrumentalities, having a record, together with predecessors, of less than three years' continuous operation, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such securities;

    3. Purchase any securities, other than obligations of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities of any one issuer, or more than 10% of the outstanding securities of one issuer would be owned by the Fund (for this purpose all indebtedness of an issuer shall be deemed a single class of security);

    4. Purchase any securities, other than obligations of banks or of the U.S. Government, or its agencies or instrumentalities, if, immediately after such purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in the same industry; however, there is no limitation as to investments in bank obligations or in obligations issued or guaranteed by the Federal Government or its agencies or instrumentalities;

    5. Purchase any common stocks or other equity securities;

    6. Make loans to others, except through permitted purchases of debt obligations and repurchase agreements and loans of portfolio securities, not in excess of 10% of the value of the Fund's total assets, made in accordance with guidelines of the Trustees, including maintaining collateral from the borrower equal at all times to the current market value of the securities loaned;

    7. Purchase or sell real estate; however, the Fund may purchase marketable securities issued by companies which invest in real estate or interests therein;

    8. Purchase securities on margin or sell short;

    9. Purchase or sell commodities or commodity futures contracts, or oil, gas, or mineral exploration or development programs;

    10. Purchase securities for which there are legal or contractual restrictions on resale (I.E. restricted securities), except for repurchase agreements;

    11. Underwrite securities of other issuers;

    12. Purchase warrants, or write, purchase or sell puts, calls, straddles, spreads or combinations thereof;

    13. Participate on a joint or joint and several basis in any securities trading account;

    14. Purchase the securities of any other investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    15. Purchase securities of any issuer for the purpose of exercising control or management; and

    16. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee or director of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer and such officers, Trustees and directors who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer.

ACTIVE ASSETS TAX-FREE TRUST

    ACTIVE ASSETS TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS TAX-FREE TRUST will not:

     1. Invest more than 5% of the value of its total assets in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities);

     2. Purchase more than 10% of all outstanding taxable debt securities of any one issuer;

     3. Invest more than 25% of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to investments in bank obligations;

     4. Invest more than 5% of the value of its total assets in taxable securities of issuers having a record, together with predecessors, of less than three years of continuous operation. This restriction shall not apply to any obligation of the United States Government, its agencies or instrumentalities;

     5. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5%, of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     6.  Invest in common stock;

     7. Invest in securities of any issuer if, to the knowledge of the Fund, any officer, Trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers or Trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of such issuer;

     8. Purchase or sell real estate or interests therein, although it may purchase securities secured by real estate or interests therein;

     9.  Purchase or sell commodities or commodity futures contracts;

    10. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    11. Write, purchase or sell puts, calls, or combinations thereof except that it may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

    12. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    13. Pledge its assets or assign or otherwise encumber them except to secure borrowings effected within the limitations set forth in Investment Restriction
5. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

    14. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with restrictions described above;

    15. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    16.  Make short sales of securities;

    17. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    18. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security; and

    19. Invest for the purpose of exercising control or management of any other issuer.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will:

     1. Seek to provide as high a level of daily income exempt from federal and California personal income tax as is consistent with stability of principal and liquidity.

    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not:

     1.  Invest in common stock;

     2. Write, purchase or sell puts, calls, or combinations thereof, except that the Fund may acquire rights to resell municipal obligations at an agreed upon price and at or within an agreed upon time;

     3. Invest 25% or more of the value of its total assets in taxable securities of issuers in any one industry (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuers of such obligations are engaged). This restriction does not apply to obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by the State of California or its political subdivisions, or to domestic bank obligations (including domestic branches of foreign banks);

     4. Invest in securities of any issuer if, to the knowledge of the Fund, any officer or trustee of the Fund or of the Investment Manager owns more than 1/2 of 1% of the outstanding securities of the issuer, and the officers and trustees who own more than 1/2 of 1% own in the aggregate more than 5% of the outstanding securities of the issuer;

     5. Purchase or sell real estate or interests therein, although the Fund may purchase securities secured by real estate or interests therein;

     6.  Purchase or sell commodities or commodity futures contracts;

     7. Borrow money, except that the Fund may borrow from a bank for temporary or emergency purposes in amounts not exceeding 5% (taken at the lower of cost or current value) of the value of its total assets (not including the amount borrowed);

     8. Pledge its assets or assign or otherwise encumber them except to secure permitted borrowings. To meet the requirements of regulations in certain states, the Fund, as a matter of operating policy but not as a fundamental policy, will limit any pledge of its assets to 10% of its net assets so long as shares of the Fund are being sold in those states;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money;

    10. Make loans of money or securities, except: (a) by the purchase of debt obligations in which the Fund may invest consistent with its investment objective and policies; and (b) by investment in repurchase agreements;

    11.  Make short sales of securities;

    12. Purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of portfolio securities;

    13. Engage in the underwriting of securities, except insofar as the Fund may be deemed an underwriter under the Securities Act in disposing of a portfolio security;

    14. Invest for the purpose of exercising control or management of any other issuer;

    15. Purchase oil, gas or other mineral leases, rights or royalty contracts, or exploration or development programs;

    16. Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

    17. With respect to 75% of its total assets, purchase securities of any issuer if, immediately thereafter, more than 5% (10% where the security is the guarantee of a security) of the value of its total assets are in the securities of any one issuer (other than obligations issued, or guaranteed by, the United States Government, its agencies or instrumentalities, or by the State of California or its political subdivisions); and

    18. With respect to 75% of its total assets, purchase more than 10% of all outstanding taxable debt securities of any one issuer (other than debt securities issued, or guaranteed as to principal and interest by, the United States Government, its agencies or instrumentalities).

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will:

     1.  Seek high current income, preservation of capital and liquidity.

    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will not:

     1. Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bond debentures, state bonds, municipal bonds or industrial revenue bonds;

     2. Borrow money, except from banks, for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate, including reverse repurchase agreements, may not exceed 20%, and borrowing for purposes other than meeting redemptions may not exceed 5% of the value of the Fund's total assets (including the amount borrowed), less liabilities (not including the amount borrowed) at the time the borrowing is made;

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its net assets but only to secure borrowings for temporary or emergency purposes;

     4.  Sell securities short or purchase securities on margin;

     5.  Write or purchase put or call options;

     6. Underwrite the securities of other issuers or purchase securities with contractual or other restrictions on resale;

     7. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts or oil and gas interests;

     8. Make loans to others except through the purchase of qualified debt obligations, loans of portfolio securities and entry into permitted repurchase agreements;

     9. Issue senior securities as defined in the Investment Company Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase or reverse repurchase agreement; (b) borrowing money; or (c) lending portfolio securities;

    10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; and

    11. Lend its portfolio securities in excess of 10% of its total assets, taken at value. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower equal at all times to the current market value of the securities loaned.

III. MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

A. BOARD OF TRUSTEES

    The Board of Trustees of each of the Funds oversees the management of each Fund but does not itself manage the Fund. The Trustees review various services provided by or under the direction of the Investment Manager to ensure that the Funds' general investment policies and programs are properly carried out. The Trustees also conduct their review to ensure that administrative services are provided to the Funds in a satisfactory manner.

    Under state law, the duties of the Trustees are generally characterized as a duty of loyalty and a duty of care. The duty of loyalty requires a Trustee to exercise his or her powers in the interest of the Funds and not the Trustee's own interest or the interest of another person or organization. A Trustee satisfies his or her duty of care by acting in good faith with the care of an ordinarily prudent person and in a manner the Trustee reasonably believes to be in the best interest of each Fund and its shareholders.

B. MANAGEMENT INFORMATION


    TRUSTEES AND OFFICERS. The Board of each of the Funds consists of the same nine (9) Trustees. These same individuals also serve as directors or trustees for all of the Morgan Stanley Dean Witter Funds. Six Trustees (67% of the total number) have no affiliation or business connection with the Investment Manager or any of its affiliated persons and do not own any stock or other securities issued by the Investment Manager's parent company, Morgan Stanley. These are the "non-interested" or "independent" Trustees. The other three Trustees (the "management Trustees") are affiliated with the Investment Manager.



    The Trustees and executive officers of the Funds, their principal business occupations during the last five years and their affiliations, if any, with the Investment Manager, and with the Morgan Stanley Funds (there were 97 such Funds as of the calendar year ended December 31, 2000), are shown below.



 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Michael Bozic (60) ..........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Funds; formerly Vice Chairman of Kmart
c/o Mayer, Brown & Platt                       Corporation (December 1998-October 2000);
Counsel to the Independent Trustees            Chairman and Chief Executive Officer of Levitz
1675 Broadway                                  Furniture Corporation (November 1995-November
New York, New York                             1998) and President and Chief Executive Officer
                                               of Hills Department Stores (May 1991-July
                                               1995); formerly, variously, Chairman, Chief
                                               Executive Officer, President and Chief Operat-
                                               ing Officer (1987-1991) of the Sears
                                               Merchandise Group of Sears, Roebuck and Co.;
                                               Director of Weirton Steel Corporation.

Charles A. Fiumefreddo* (68) ................  Chairman, Director or Trustee and Chief
Chairman of the Board,                         Executive Officer of the Morgan Stanley Funds;
Chief Executive Officer and Trustee            formerly Chairman, Chief Executive Officer and
Two World Trade Center                         Director of the Investment Manager, the
New York, New York                             Distributor and Morgan Stanley Services,
                                               Executive Vice President and Director of Morgan
                                               Stanley DW; Chairman and Director of the
                                               Transfer Agent and Director and/or officer of
                                               various Morgan Stanley subsidiaries (until June
                                               1998).

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Edwin J. Garn (68) ..........................  Director or Trustee of the Morgan Stanley
Trustee                                        Funds; formerly United States Senator (R-Utah)
c/o Summit Ventures LLC                        (1974-1992) and Chairman, Senate Banking
1 Utah Center                                  Committee (1980-1986); formerly Mayor of Salt
201 S. Main Street                             Lake City, Utah (1971-1974); formerly
Salt Lake City, Utah                           Astronaut, Space Shuttle Discovery (April
                                               12-19, 1985); Vice Chairman, Huntsman
                                               Corporation (chemical company); Director of
                                               Franklin Covey (time management systems), BMW
                                               Bank of North America, Inc. (industrial loan
                                               corporation), United Space Alliance (joint
                                               venture between Lockheed Martin and the Boeing
                                               Company) and Nuskin Asia Pacific (multilevel
                                               marketing); member of the Utah Regional
                                               Advisory Board of Pacific Corp.; member of the
                                               board of various civic and charitable
                                               organizations.

Wayne E. Hedien (67) ........................  Retired; Director or Trustee of the Morgan
Trustee                                        Stanley Funds; Director of The PMI Group, Inc.
c/o Mayer, Brown & Platt                       (private mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees            Chairman of The Field Museum of Natural
1675 Broadway                                  History; formerly associated with the Allstate
New York, New York                             Companies (1966-1994), most recently as
                                               Chairman of The Allstate Corporation (March
                                               1993-December 1994) and Chairman and Chief
                                               Executive Officer of its wholly-owned subsidi-
                                               ary, Allstate Insurance Company (July
                                               1989-December 1994); director of various other
                                               business and charitable organizations.

James F. Higgins*(53) .......................  Chairman of the Individual Investor Group of
Trustee                                        Morgan Stanley (since August 2000); Director of
Two World Trade Center                         the Transfer Agent and Dean Witter Realty Inc.;
New York, New York                             Director or Trustee of the Morgan Stanley Funds
                                               (since June 2000); previously President and
                                               Chief Operating Officer of the Private Client
                                               Group of Morgan Stanley (May 1999-August 2000),
                                               President and Chief Operating Officer of
                                               Individual Securities of Morgan Stanley
                                               (February 1997-May 1999), President and Chief
                                               Operating Officer of Dean Witter Securities of
                                               Morgan Stanley (1995-February 1997), and
                                               Director (1985-1997) of Morgan Stanley DW.

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Dr. Manuel H. Johnson (52) ..................  Senior Partner, Johnson Smick International,
Trustee                                        Inc., a consulting firm; Co-Chairman and a
c/o Johnson Smick International, Inc.          founder of the Group of Seven Council (G7C), an
1133 Connecticut Avenue, N.W.                  international economic commission; Chairman of
Washington, D.C.                               the Audit Committee and Director or Trustee of
                                               the Morgan Stanley Funds; Director of NVR, Inc.
                                               (home construction); Chairman and Trustee of
                                               the Financial Accounting Foundation (oversight
                                               organization of the Financial Accounting
                                               Standards Board); formerly Vice Chairman of the
                                               Board of Governors of the Federal Reserve
                                               System and Assistant Secretary of the U.S.
                                               Treasury.

Michael E. Nugent (65) ......................  General Partner, Triumph Capital, L.P., a
Trustee                                        private investment partnership; Chairman of the
c/o Triumph Capital, L.P.                      Insurance Committee and Director or Trustee of
237 Park Avenue                                the Morgan Stanley Funds; director/trustee of
New York, New York                             various investment companies managed by Morgan
                                               Stanley Investment Management Inc. and Morgan
                                               Stanley Investments LP (since July 2001);
                                               formerly Vice President, Bankers Trust Company
                                               and BT Capital Corporation (1984-1988);
                                               director of various business organizations.

Philip J. Purcell* (57) .....................  Chairman of the Board of Directors and Chief
Trustee                                        Executive Officer of Morgan Stanley, Morgan
1585 Broadway                                  Stanley DW and Novus Credit Services Inc.;
New York, New York                             Director of the Distributor; Director or
                                               Trustee of the Morgan Stanley Funds; Director
                                               of American Airlines, Inc. and its parent
                                               company, AMR Corporation; Director and/or
                                               officer of various Morgan Stanley subsidiaries.

John L. Schroeder (71) ......................  Retired; Chairman of the Derivatives Committee
Trustee                                        and Director or Trustee of the Morgan Stanley
c/o Mayer, Brown & Platt                       Funds; Director of Citizens Communications
Counsel to the Independent Trustees            Company (telecommunications company); formerly
1675 Broadway                                  Executive Vice President and Chief Investment
New York, New York                             Officer of the Home Insurance Company (August
                                               1991-September 1995).

 NAME, AGE, POSITION WITH FUNDS AND ADDRESS     PRINCIPAL OCCUPATIONS DURING LAST FIVE YEARS
---------------------------------------------  -----------------------------------------------
Mitchell M. Merin (48) ......................  President and Chief Operating Officer of Morgan
President                                      Stanley Investment Management (since December
Two World Trade Center                         1998); President and Director (since April
New York, New York                             1997) and Chief Executive Officer (since June
                                               1998) of the Investment Manager and Morgan
                                               Stanley Services; Chairman, Chief Executive
                                               Officer and Director of the Distributor (since
                                               June 1998); Chairman and Chief Executive
                                               Officer (since June 1998) and Director (since
                                               January 1998) of the Transfer Agent; Director
                                               of various Morgan Stanley subsidiaries;
                                               President of the Morgan Stanley Funds (since
                                               May 1999); Trustee of various Van Kampen
                                               investment companies (since December 1999);
                                               previously Chief Strategic Officer of the
                                               Investment Manager and Morgan Stanley Ser-
                                               vices and Executive Vice President of the
                                               Distributor (April 1997-June 1998), Vice
                                               President of the Morgan Stanley Funds (May
                                               1997-April 1999), and Executive Vice President
                                               of Morgan Stanley.

Barry Fink (46) .............................  General Counsel (since May 2000) and Managing
Vice President,                                Director (since December 2000) of Morgan
Secretary and General Counsel                  Stanley Investment Management; Managing
Two World Trade Center                         Director (since December 2000) and Secretary
New York, New York                             and General Counsel (since February 1997) and
                                               Director (since July 1998) of the Investment
                                               Manager and Morgan Stanley Services; Vice
                                               President, Secretary and General Counsel of the
                                               Morgan Stanley Funds (since February 1997);
                                               Vice President and Secretary of the
                                               Distributor; previously, Senior Vice President
                                               (March 1997-December 1999), First Vice
                                               President, Assistant Secretary and Assistant
                                               General Counsel of the Investment Manager and
                                               Morgan Stanley Services.

Jonathan R. Page (54) .......................  Managing Director of the Investment Manager;
Vice President                                 Vice President of various Morgan Stanley Funds.
Two World Trade Center
New York, New York

Katherine H. Stromberg (52) .................  Executive Director of the Investment Manager;
Vice President                                 Vice President of various Morgan Stanley Funds.
Two World Trade Center
New York, New York

Thomas F. Caloia (55) .......................  First Vice President and Assistant Treasurer of
Treasurer                                      the Investment Manager, the Distributor and
Two World Trade Center                         Morgan Stanley Services; Treasurer of the
New York, New York                             Morgan Stanley Funds.


------------------------
*Denotes Trustees who are "interested persons" of each Fund as defined by the Investment Company Act.

    In addition, RONALD E. ROBISON, Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services, ROBERT S. GIAMBRONE, Executive Director of the Investment Manager, Morgan Stanley Services, the Distributor and the Transfer Agent and Director of the Transfer Agent, JOSEPH J. MCALINDEN, Managing Director and Chief Investment Officer of the Investment Manager and Director of the Transfer Agent and JAMES
F. WILLISON, Managing Director of the Investment Manager, are Vice Presidents of each Fund.



    In addition, JOSEPH ARCIERI, Executive Director of the Investment Manager and GERARD J. LIAN, Vice President of the Investment Manager are Vice Presidents of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST and ACTIVE ASSETS TAX-FREE TRUST.



    In addition, LOU ANNE D. MCINNIS, CARSTEN OTTO and RUTH ROSSI, Executive Directors and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, MARILYN K. CRANNEY and TODD LEBO, First Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services and NATASHA KASSIAN and GEORGE SILFEN, Vice Presidents and Assistant General Counsels of the Investment Manager and Morgan Stanley Services, are Assistant Secretaries of each Fund.



    INDEPENDENT DIRECTORS/TRUSTEES AND THE COMMITTEES. Law and regulation establish both general guidelines and specific duties for the independent directors/trustees. The Morgan Stanley Funds seek as independent directors/trustees individuals of distinction and experience in business and finance, government service or academia; these are people whose advice and counsel are in demand by others and for whom there is often competition. To accept a position on the Funds' boards, such individuals may reject other attractive assignments because the Funds make substantial demands on their time. All of the independent directors/trustees serve as members of the Audit Committee. In addition, three of the directors/trustees, including two independent directors/trustees, serve as members of the Derivatives Committee and the Insurance Committee.



    The independent directors/trustees are charged with recommending to the full board approval of management, advisory and administration contracts, Rule 12b-1 plans and distribution and underwriting agreements; continually reviewing fund performance; checking on the pricing of portfolio securities, brokerage commissions, transfer agent costs and performance, and trading among funds in the same complex; and approving fidelity bond and related insurance coverage and allocations, as well as other matters that arise from time to time. The independent directors/trustees are required to select and nominate individuals to fill any independent director/trustee vacancy on the board of any fund that has a Rule 12b-1 plan of distribution. Most of the Morgan Stanley Funds have a Rule 12b-1 plan.



    The Audit Committee is charged with recommending to the full board the engagement or discharge of the Funds' independent auditors; directing investigations into matters within the scope of the independent auditors' duties, including the power to retain outside specialists; reviewing with the independent auditors the audit plan and results of the auditing engagement; approving professional services provided by the independent auditors and other accounting firms prior to the performance of the services; reviewing the independence of the independent auditors; considering the range of audit and non-audit fees; reviewing the adequacy of the Funds' system of internal controls; and preparing and submitting Committee meeting minutes to the full board.



    The board of each fund has a Derivatives Committee to approve parameters for and monitor the activities of the Fund with respect to derivative investments, if any, made by the Fund.



    Finally, the board of each fund has formed an Insurance Committee to review and monitor the insurance coverage maintained by the Fund.



    ADVANTAGES OF HAVING SAME INDIVIDUALS AS INDEPENDENT DIRECTORS/TRUSTEES FOR ALL MORGAN STANLEY FUNDS. The independent directors/trustees and the Funds' management believe that having the same independent directors/trustees for each of the Morgan Stanley Funds avoids the duplication of effort that would arise from having different groups of individuals serving as independent directors/ trustees for each of the Morgan Stanley Funds or even of these Funds. They believe that having the same individuals serve as independent directors/trustees of all the Funds tends to increase their knowledge and expertise regarding matters which affect the Fund complex generally and enhances their ability to negotiate on behalf of each Fund with the Fund's service providers. This arrangement also precludes the possibility of separate groups of independent directors/trustees arriving at conflicting decisions regarding operations and management of the Morgan Stanley Funds and avoids the cost and confusion that would likely ensue. Finally, having the same independent directors/trustees serve on all Fund boards enhances the ability of each Morgan Stanley Fund to obtain, at modest cost to each separate Fund, the services of independent directors/trustees, of the caliber, experience and business acumen of the individuals who serve as independent directors/trustees of the Morgan Stanley Funds.


    TRUSTEE AND OFFICER INDEMNIFICATION. Each Fund's Declaration of Trust provides that no Trustee, officer, employee or agent of the Fund is liable to the Fund or to a shareholder, nor is any Trustee, officer, employee or agent liable to any third persons in connection with the affairs of the Fund, except as such liability may arise from his/her or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his/her or its duties. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

C. COMPENSATION

    Each Fund pays each Independent Trustee an annual fee of $800 plus a per meeting fee of $50 for meetings of the Board of Trustees, the Independent Trustees or Committees of the Board of Trustees attended by the Trustee (each Fund pays the Chairman of the Audit Committee an additional annual fee of $750, and the Chairmen of the Derivatives and Insurance Committees additional annual fees of $500). If a Board meeting and a meeting of the Independent Trustees or a Committee meeting, or a meeting of the Independent Trustees and/or more than one Committee meeting, take place on a single day, the Trustees are paid a single meeting fee by each Fund. Each Fund also reimburses such Trustees for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. Trustees and officers of the Funds who are or have been employed by the Investment Manager or an affiliated company receive no compensation or expense reimbursement from the Funds for their services as Trustee.


    The following tables illustrate the compensation that each Fund paid to its Independent Trustees for the fiscal year ended June 30, 2001.


                               FUND COMPENSATION

                           ACTIVE ASSETS MONEY TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,550
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,100

                          ACTIVE ASSETS TAX-FREE TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,550
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,100


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,550
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,100


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                                  AGGREGATE
                                                                COMPENSATION
NAME OF INDEPENDENT TRUSTEE                                     FROM THE FUND
---------------------------                                     -------------
Michael Bozic.................................................     $1,550
Edwin J. Garn.................................................      1,600
Wayne E. Hedien...............................................      1,600
Dr. Manuel H. Johnson.........................................      2,350
Michael E. Nugent.............................................      2,100
John L. Schroeder.............................................      2,100



    The following table illustrates the compensation paid to the Funds' Independent Trustees for the calendar year ended December 31, 2000 for services to the 97 Morgan Stanley Funds that were in operation at December 31, 2000.



                  CASH COMPENSATION FROM MORGAN STANLEY FUNDS



                                                   TOTAL CASH
                                                  COMPENSATION
                                                 FOR SERVICES TO
                                                    97 MORGAN
                                                     STANLEY
NAME OF INDEPENDENT TRUSTEE                           FUNDS
---------------------------                      ---------------
Michael Bozic..................................     $146,917
Edwin J. Garn..................................      151,717
Wayne E. Hedien................................      151,567
Dr. Manuel H. Johnson..........................      223,655
Michael E. Nugent..............................      199,759
John L. Schroeder..............................      194,809

    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, 53 of the Morgan Stanley Funds, including each Fund, have adopted a retirement program under which an independent director/trustee who retires after serving for at least five years (or such lesser period as may be determined by the Board) as an independent director/trustee of any Morgan Stanley Fund that has adopted the retirement program (each such Fund referred to as an "Adopting Fund" and each such director/trustee referred to as an "Eligible Trustee") is entitled to retirement payments upon reaching the eligible retirement age (normally, after attaining age 72). Annual payments are based upon length of service.


    Currently, upon retirement, each Eligible Trustee is entitled to receive from the Adopting Fund, commencing as of his or her retirement date and continuing for the remainder of his or her life, an annual retirement benefit (the "Regular Benefit") equal to 30.22% of his or her Eligible Compensation plus 0.5036662% of such Eligible Compensation for each full month of service as an independent director/ trustee of any Adopting Fund in excess of five years up to a maximum of 60.44% after ten years of service. The foregoing percentages may be changed by the Board.(1) "Eligible Compensation" is one-fifth of the total compensation earned by such Eligible Trustee for service to the Adopting Fund in the five year period prior to the date of the Eligible Trustee's retirement. Benefits under the retirement program are accrued as expenses by the Adopting Funds. Such benefits are not secured or funded by the Adopting Funds.


    The following tables illustrate the retirement benefits accrued to the Funds' Independent Trustees by each Fund for the fiscal year ended June 30, 2001 and by the 53 Morgan Stanley Funds (including each Fund) for the calendar year ended December 31, 2000, and the estimated retirement benefits for the Independent Trustees, to commence upon their retirement, from the Funds as of June 30, 2001 and from the 53 Morgan Stanley Funds as of December 31, 2000.



        RETIREMENT BENEFITS FROM THE FUNDS AND ALL MORGAN STANLEY FUNDS


                           ACTIVE ASSETS MONEY TRUST


                                  FOR ALL ADOPTING FUNDS
                              ------------------------------  RETIREMENT BENEFITS     ESTIMATED ANNUAL
                                ESTIMATED                         ACCRUED AS              BENEFITS
                                 CREDITED                          EXPENSES          UPON RETIREMENT(2)
                                  YEARS         ESTIMATED     -------------------    ------------------
                              OF SERVICE AT   PERCENTAGE OF             BY ALL         FROM    FROM ALL
                                RETIREMENT       ELIGIBLE     BY THE   ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE    (MAXIMUM 10)    COMPENSATION    FUND      FUNDS         FUND     FUNDS
---------------------------   --------------  --------------  ------  -----------    --------  --------
Michael Bozic...............         10           60.44%      $  371    $20,001       $  937   $52,885
Edwin J. Garn...............         10           60.44          548     29,348          944    52,817
Wayne E. Hedien.............          9           51.37          699     37,886          796    44,952
Dr. Manuel H. Johnson.......         10           60.44          381     21,187        1,390    77,817
Michael E. Nugent...........         10           60.44          647     36,202        1,239    69,506
John L. Schroeder...........          8           50.37        1,236     65,337          969    53,677


------------------------
1 An Eligible Trustee may elect alternative payments of his or her retirement benefits based upon the combined life expectancy of the Eligible Trustee and his or her spouse on the date of such Eligible Trustee's retirement. In addition, the Eligible Trustee may elect that the surviving spouse's periodic payment of benefits will be equal to a lower percentage of the periodic amount when both spouses were alive. The amount estimated to be payable under this method, through the remainder of the later of the lives of the Eligible Trustee and spouse, will be the actuarial equivalent of the Regular Benefit.
2 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) above.

                          ACTIVE ASSETS TAX-FREE TRUST


                                  FOR ALL ADOPTING FUNDS
                              ------------------------------  RETIREMENT BENEFITS     ESTIMATED ANNUAL
                                ESTIMATED                         ACCRUED AS              BENEFITS
                                 CREDITED                          EXPENSES          UPON RETIREMENT(1)
                                  YEARS         ESTIMATED     -------------------    ------------------
                              OF SERVICE AT   PERCENTAGE OF             BY ALL         FROM    FROM ALL
                                RETIREMENT       ELIGIBLE     BY THE   ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE    (MAXIMUM 10)    COMPENSATION    FUND      FUNDS         FUND     FUNDS
---------------------------   --------------  --------------  ------  -----------    --------  --------
Michael Bozic...............         10           60.44%      $  371    $20,001       $  937   $52,885
Edwin J. Garn...............         10           60.44          548     29,348          944    52,817
Wayne E. Hedien.............          9           51.37          699     37,886          796    44,952
Dr. Manuel H. Johnson.......         10           60.44          381     21,187        1,390    77,817
Michael E. Nugent...........         10           60.44          647     36,202        1,239    69,506
John L. Schroeder...........          8           50.37        1,236     65,337          969    53,677


------------------------


                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST



                                  FOR ALL ADOPTING FUNDS
                              ------------------------------  RETIREMENT BENEFITS     ESTIMATED ANNUAL
                                ESTIMATED                         ACCRUED AS              BENEFITS
                                 CREDITED                          EXPENSES          UPON RETIREMENT(1)
                                  YEARS         ESTIMATED     -------------------    ------------------
                              OF SERVICE AT   PERCENTAGE OF             BY ALL         FROM    FROM ALL
                                RETIREMENT       ELIGIBLE     BY THE   ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE    (MAXIMUM 10)    COMPENSATION    FUND      FUNDS         FUND     FUNDS
---------------------------   --------------  --------------  ------  -----------    --------  --------
Michael Bozic...............         10           60.44%      $  371    $20,001       $  937   $52,885
Edwin J. Garn...............         10           60.44          632     29,348          944    52,817
Wayne E. Hedien.............          9           51.37          699     37,886          796    44,952
Dr. Manuel H. Johnson.......         10           60.44          406     21,187        1,390    77,817
Michael E. Nugent...........         10           60.44          732     36,202        1,239    69,506
John L. Schroeder...........          8           50.37        1,236     65,337          969    53,677


------------------------


                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST



                                  FOR ALL ADOPTING FUNDS
                              ------------------------------  RETIREMENT BENEFITS     ESTIMATED ANNUAL
                                ESTIMATED                         ACCRUED AS              BENEFITS
                                 CREDITED                          EXPENSES          UPON RETIREMENT(1)
                                  YEARS         ESTIMATED     -------------------    ------------------
                              OF SERVICE AT   PERCENTAGE OF             BY ALL         FROM    FROM ALL
                                RETIREMENT       ELIGIBLE     BY THE   ADOPTING        THE     ADOPTING
NAME OF INDEPENDENT TRUSTEE    (MAXIMUM 10)    COMPENSATION    FUND      FUNDS         FUND     FUNDS
---------------------------   --------------  --------------  ------  -----------    --------  --------
Michael Bozic...............         10           60.44%      $  371    $20,001       $  937   $52,885
Edwin J. Garn...............         10           60.44          548     29,348          944    52,817
Wayne E. Hedien.............          9           51.37          699     37,886          796    44,952
Dr. Manuel H. Johnson.......         10           60.44          381     21,187        1,390    77,817
Michael E. Nugent...........         10           60.44          647     36,202        1,239    69,506
John L. Schroeder...........          8           50.37        1,236     65,337          969    53,677


------------------------
1 Based on current levels of compensation. Amount of annual benefits also varies depending on the Trustee's elections described in Footnote (1) on page 24.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------


    As of August 9, 2001, no shareholder was known to own beneficially or of record as much as 5% of the outstanding shares of each Fund. The percentage ownership of shares of each Fund changes from time to time depending on purchases and redemptions by shareholders and the total number of shares outstanding.


    As of the date of this STATEMENT OF ADDITIONAL INFORMATION, the aggregate number of shares of beneficial interest of each Fund owned by the Fund's officers and Trustees as a group was less than 1% of the Fund's shares of beneficial interest outstanding.

V. INVESTMENT MANAGEMENT AND OTHER SERVICES
--------------------------------------------------------------------------------

A. INVESTMENT MANAGER


    The Investment Manager to each Fund is Morgan Stanley Investment Advisors Inc., a Delaware corporation, whose address is Two World Trade Center, New York, NY 10048. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley, a Delaware corporation. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.



    Pursuant to separate Investment Management Agreements (the "Management Agreements") with the Investment Manager, each Fund has retained the Investment Manager to provide administrative services and manage the investment of the Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. Each Fund pays the Investment Manager monthly compensation calculated daily by applying the following annual rates to the net assets of the Fund, determined as of the close of business on every business day: 0.50% of the portion of the daily net assets not exceeding $500 million; 0.425% of the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% of the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% of the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% of the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% of the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% of the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.25% of the portion of the daily net assets exceeding $3 billion; and with respect to ACTIVE ASSETS MONEY TRUST, 0.249% of the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% of the portion of daily net assets exceeding $17.5 billion but not exceeding $25 billion; and 0.247% of the portion of daily net assets exceeding $25 billion; and with respect to ACTIVE ASSETS TAX-FREE TRUST, 0.249% of the portion of daily net assets exceeding $15 billion.



    For the fiscal years ended June 30, 1999, 2000 and 2001, ACTIVE ASSETS MONEY TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $39,612,403, $51,232,674 and $65,056,908, respectively.



    For the fiscal years ended June 30, 1999, 2000 and 2001, ACTIVE ASSETS TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $8,443,285, $9,548,312 and $11,022,311, respectively.



    For the fiscal years ended June 30, 1999, 2000 and 2001, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $3,130,854, $3,534,793 and $3,936,048, respectively.



    For the fiscal years ended June 30, 1999, 2000 and 2001, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST accrued to the Investment Manager total compensation under its Management Agreement in the amounts of $4,153,807, $4,515,824 and $5,750,892, respectively.



    The Investment Manager has retained its wholly-owned subsidiary, Morgan Stanley Services, to perform administrative services for each Fund.

B. PRINCIPAL UNDERWRITER


    Each Fund's principal underwriter is the Distributor (which has the same address as the Investment Manager). In this capacity, each Fund's shares are distributed by the Distributor. The Distributor has entered into a selected dealer agreement with Morgan Stanley DW, which through its own sales organization sells shares of each Fund. The Distributor, a Delaware corporation, is a wholly-owned subsidiary of Morgan Stanley.


    The Distributor bears all expenses it may incur in providing services under each Distribution Agreement. The Distributor also pays certain expenses in connection with the distribution of each Fund's shares, including the costs of preparing, printing and distributing advertising or promotional materials, and the costs of printing and distributing prospectuses and supplements thereto used in connection with the offering and sale of each Fund's shares. Each Fund bears the costs of initial typesetting, printing and distribution of prospectuses and supplements thereto to shareholders. Each Fund also bears the costs of registering the Fund and its shares under federal and state securities laws and pays filing fees in accordance with state securities laws.

    Each Fund and the Distributor have agreed to indemnify each other against certain liabilities, including liabilities under the Securities Act. Under the Distribution Agreement, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

C. SERVICES PROVIDED BY THE INVESTMENT MANAGER

    The Investment Manager manages the investment of each Fund's assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of each Fund in a manner consistent with its investment objective.


    Under the terms of each Management Agreement, in addition to managing each Fund's investments, the Investment Manager maintains certain of each Fund's books and records and furnishes, at its own expense, the office space, facilities, equipment, clerical help, bookkeeping and certain legal services as the Fund may reasonably require in the conduct of its business, including the preparation of prospectuses, proxy statements and reports required to be filed with federal and state securities commissions (except insofar as the participation or assistance of independent auditors and attorneys is, in the opinion of the Investment Manager, necessary or desirable). The Investment Manager also bears the cost of telephone service, heat, light, power and other utilities provided to the Funds.



    Expenses not expressly assumed by the Investment Manager under each Management Agreement or by the Distributor, will be paid by the applicable Fund. These expenses include, but are not limited to: expenses of the Plan of Distribution pursuant to Rule 12b-1; charges and expenses of any registrar, custodian, stock transfer and dividend disbursing agent; brokerage commissions; taxes; engraving and printing share certificates; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Manager or any corporate affiliate of the Investment Manager; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing of the Fund's shares; fees and expenses of legal counsel, including counsel to the Trustees who are not interested persons of the Funds or of the Investment Manager (not including compensation or expenses of attorneys who are employees of the Investment Manager); fees and expenses of the Fund's independent auditors; membership dues of industry associations; interest on Fund borrowings; postage; insurance premiums on property or person-nel (including officers and Trustees) of the Fund which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto); and all other costs of the Fund's operation.

    Each Management Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Investment Manager is not liable to the Fund or any of its investors for any act or omission by the Investment Manager or for any losses sustained by the Fund or its investors.

    Each Management Agreement will remain in effect from year to year thereafter, provided continuance of the Management Agreement is approved at least annually by the vote of the holders of a majority, as defined in the Investment Company Act, of the outstanding shares of the applicable Fund, or by the Trustees; provided that in either event such continuance is approved annually by the vote of a majority of the Trustees, including a majority of the Independent Trustees.

D. RULE 12b-1 PLAN

    In accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act between each Fund and the Distributor, the Distributor provides certain services in connection with the promotion of sales of each Fund's shares (a "Plan").


    Each Plan provides that the Distributor bears the expense of all promotional and distribution related activities on behalf of the respective Fund, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor under each
Plan: (1) compensation to and expenses of Morgan Stanley DW's and other selected Broker-Dealers' Financial Advisors and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of each Fund's shares; (3) expenses incurred in connection with promoting sales of each Fund's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.



    Morgan Stanley DW Financial Advisors are paid an annual residual commission, currently a residual of up to 0.10% of the current value of the respective accounts for which they are the Financial Advisor of record. The residual is a charge which reflects residual commissions paid by Morgan Stanley DW to its Financial Advisors and Morgan Stanley DW's expenses associated with the servicing of shareholders' accounts, including the expenses of operating Morgan Stanley DW's branch offices in connection with the servicing of shareholders' accounts, which expenses include lease costs, the salaries and employee benefits of operations and sales support personnel, utility costs, communications costs and the costs of stationery and supplies and other expenses relating to branch office serving of shareholder accounts.


    Each Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of the Fund's shares. Reimbursement is made through payments at the end of each month. The amount of each monthly payment may in no event exceed an amount equal to a payment at the annual rate of 0.15 of 1% of each Fund's average daily net assets during the month. No interest or other financing charges will be incurred for which reimbursement payments under the Plan will be made. In addition, no interest charges, if any, incurred on any distribution expense incurred by the Distributor or other selected dealers pursuant to the Plan, will be reimbursable under the Plan. In the case of all expenses other than expenses representing a residual to Financial Advisors, such amounts shall be determined at the beginning of each calendar quarter by the Trustees, including a majority of the Independent 12b-1 Trustees. Expenses representing a residual to Financial Advisors may be reimbursed without prior determination. In the event that the Distributor proposes that monies shall be reimbursed for other than such expenses, then in making quarterly determinations of the amounts that may be expended by each Fund, the Investment Manager provides and the Trustees review a quarterly budget of projected incremental distribution expenses to be incurred on behalf of the Fund, together with a report explaining the purposes and anticipated benefits of incurring such expenses. The Trustees determine which particular expenses, and the portions thereof, that may be borne by each Fund, and in making such a determination shall consider the scope of the Distributor's commitment to promoting the distribution of the Fund's shares.


    ACTIVE ASSETS MONEY TRUST reimbursed $23,876,479 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2001. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS MONEY TRUST to the Distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; (vi) and other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $23,876,479. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS TAX-FREE TRUST reimbursed $3,050,922 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2001. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS TAX-FREE TRUST to the distributor for distribution was spent in approximately the following ways: (i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0;
(iii) compensation to underwriters -- $0; (iv) compensation to dealers -- $0;
(v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $3,050,922. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST reimbursed $832,240 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2001. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $832,240. No payments under the Plan were made for interest, carrying or other financing charges.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST reimbursed $1,340,533 to the Distributor pursuant to the Plan which amounted to 0.10% of 1% of the Fund's average daily net assets for the fiscal year ended June 30, 2001. Based upon the total amounts spent by the Distributor during the period, it is estimated that the amount paid by ACTIVE ASSETS GOVERNMENT SECURITIES TRUST to the Distributor for distribution was spent in approximately the following ways:
(i) advertising -- $0; (ii) printing and mailing PROSPECTUSES to other than current shareholders -- $0; (iii) compensation to underwriters -- $0;
(iv) compensation to dealers -- $0; (v) compensation to sales personnel -- $0; and (vi) other, which includes payments to Morgan Stanley DW for expenses substantially all of which relate to compensation of sales personnel and associated overhead expenses -- $1,340,533. No payments under the Plan were made for interest, carrying or other financing charges.


    Under each Plan, the Distributor uses its best efforts in rendering services to each Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, the Distributor is not liable to the Fund or any of its shareholders for any error of judgment or mistake of law or for any act or omission or for any losses sustained by the Fund or its shareholders.

    Under each Plan, the Distributor provides each Fund, for review by the Trustees, and the Trustees review, promptly after the end of each calendar quarter, a written report regarding the incremental distribution expenses incurred on behalf of the Fund during such calendar quarter, which report includes

(1) an itemization of the types of expenses and the purposes therefore; (2) the amounts of such expenses; and (3) a description of the benefits derived by the Fund. In the Trustees' quarterly review of each Plan they consider its continued appropriateness and the level of compensation provided therein.


    No interested person of each Fund nor any Independent Trustee has any direct financial interest in the operation of each Plan except to the extent that the Distributor, the Investment Manager, Morgan Stanley DW, Morgan Stanley Services or certain of their employees may be deemed to have such an interest as a result of benefits derived from the successful operation of each Plan or as a result of receiving a portion of the amounts expended thereunder by the respective Fund.



    On an annual basis, the Trustees, including a majority of the Independent Trustees, consider whether each Plan should be continued. Prior to approving the most recent continuation of each Plan, the Trustees requested and received from the Distributor and reviewed all the information which they deemed necessary to arrive at an informed determination. In making their determination to continue each Plan, the Trustees considered: (1) the applicable Fund's experience under the Plan and whether such experience indicates that the Plan is operating as anticipated; (2) the benefits the applicable Fund had obtained, was obtaining and would be likely to obtain under the Plan, including that the Plan is essential to enable the Fund to continue to grow and avoid a pattern of net redemptions which, in turn, is essential for effective investment management; and without the reimbursement of distribution and account maintenance expenses of Morgan Stanley DW's branch offices made possible by the 12b-1 fees, Morgan Stanley DW could not establish and maintain an effective system for distribution, servicing of the Funds' shareholders and maintenance of shareholder accounts; and (3) what services had been provided and were continuing to be provided under the Plan to the applicable Fund and its shareholders. Based upon their review, the Trustees, including each of the Independent Trustees, determined that continuation of each Plan would be in the best interest of the applicable Fund and would have a reasonable likelihood of continuing to benefit the Fund and its shareholders. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.


    Each Plan may not be amended to increase materially the amount to be spent for the services described therein without approval by the shareholders of the respective Fund, and all material amendments to the Plan must also be approved by the Trustees. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the respective Fund (as defined in the Investment Company Act) on not more than thirty days' written notice to any other party to the Plan. So long as a Fund's Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

E. OTHER SERVICE PROVIDERS

(1) TRANSFER AGENT/DIVIDEND-PAYING AGENT


    Morgan Stanley Dean Witter Trust FSB is the transfer agent for each Fund's shares and the Dividend Disbursing Agent for payment of dividends and distributions on Fund shares and Agent for shareholders under various investment plans. The principal business address of the Transfer Agent is Harborside Financial Center, Plaza Two, 2nd Floor, Jersey City, NJ 07311.



(2) CUSTODIAN AND INDEPENDENT AUDITORS


    The Bank of New York, 100 Church Street, New York, NY 10007 is the Custodian for each Fund's assets. Any of the Funds' cash balances with the Custodian in excess of $100,000 are unprotected by federal deposit insurance. These balances may, at times, be substantial.


    Deloitte & Touche LLP, Two World Financial Center, New York, NY 10281, serves as the independent auditors of each Fund. The independent auditors are responsible for auditing the annual financial statements of each Fund.

(3) AFFILIATED PERSONS

    The Transfer Agent is an affiliate of the Investment Manager, and of the Distributor. As Transfer Agent and Dividend Disbursing Agent, the Transfer Agent's responsibilities include maintaining shareholder accounts, disbursing cash dividends and reinvesting dividends, processing account registration changes, handling purchase and redemption transactions, mailing prospectuses and reports, mailing and tabulating proxies, processing share certificate transactions, and maintaining shareholder records and lists. For these services, the Transfer Agent receives a per shareholder account fee from each Fund and is reimbursed for its out-of-pocket expenses in connection with such services.

F. CODES OF ETHICS

    The Funds, the Investment Manager and the Distributor have each adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Codes of Ethics are designed to detect and prevent improper personal trading. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased, sold or held by the Funds, subject to a number of restrictions and controls including prohibitions against purchases of securities in an Initial Public Offering and a preclearance requirement with respect to personal securities transactions.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES
--------------------------------------------------------------------------------

A. BROKERAGE TRANSACTIONS

    Subject to the general supervision of the Trustees, the Investment Manager is responsible for decisions to buy and sell securities for each Fund, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Each Fund expects that the primary market for the securities in which it intends to invest will generally be the over-the-counter market. Securities are generally traded in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Each Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation, generally referred to as the underwriter's concession or discount. On occasion, each Fund may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.


    During the fiscal years ended June 30, 1999, 2000 and 2001, the Funds paid no such brokerage commissions or concessions.


B. COMMISSIONS


    Pursuant to an order of the SEC, each Fund may effect principal transactions in certain money market instruments with Morgan Stanley DW. Each Fund will limit its transactions with Morgan Stanley DW to U.S. government and Government Agency Securities, Bank Money Instruments (i.e. Certificates of Deposit and Bankers' Acceptances) and Commercial Paper (not including Tax-Exempt Municipal Paper). The transactions will be effected with Morgan Stanley DW only when the price available from Morgan Stanley DW is better than that available from other dealers.



    During the fiscal years ended June 30, 1999, 2000 and 2001, the Funds did not effect any principal transactions with Morgan Stanley DW.



    Brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Morgan Stanley DW, Morgan Stanley & Co. and other affiliated brokers and dealers. In order for an affiliated broker or dealer to effect any portfolio transactions on an exchange for a Fund, the commissions, fees or other remuneration received by the affiliated broker or dealer must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. Furthermore, the Trustees, including the Independent Trustees, have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker or dealer are consistent with the foregoing standard. The Funds do not reduce the management fee they pay to the Investment Manager by any amount of the brokerage commissions it may pay to an affiliated broker or dealer.


    During the fiscal years ended June 30, 1999, 2000 and 2001, the Funds paid no brokerage commissions to an affiliated broker or dealer.


C. BROKERAGE SELECTION

    The policy of each Fund regarding purchases and sales of securities for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions.

    In seeking to implement the Funds' policies, the Investment Manager effects transactions with those brokers and dealers who the Investment Manager believes provide the most favorable prices and are capable of providing efficient executions. If the Investment Manager believes the prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Manager. The services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.


    The information and services received by the Investment Manager from brokers and dealers may be utilized by the Investment Manager and any of its asset management affiliates in the management of accounts of some of their other clients and may not in all cases benefit the Funds directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Investment Manager and thereby reduce its expenses, it is of indeterminable value and the Funds do not reduce the management fee they pay to the Investment Manager by any amount that may be attributable to the value of such services.



    The Investment Manager and certain of its affiliates, currently serve as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Investment Manager and its affiliates to cause purchase and sale transactions to be allocated among clients whose assets they manage (including the Fund) in such manner they deem equitable. In making such allocations among the Funds and other client accounts, various factors may be considered, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts. The Investment Manager and its affiliates may operate one or more order placement facilities and each facility will implement order allocation in accordance with the procedures described above. From time to time, each facility may transact in a security at the same time as other facilities are trading in that security.


D. DIRECTED BROKERAGE


    During the fiscal year ended June 30, 2001, the Funds did not pay any brokerage commissions to brokers because of research services provided.


E. REGULAR BROKER-DEALERS


    During the fiscal year ended June 30, 2001, ACTIVE ASSETS MONEY TRUST purchased securities issued by Merrill Lynch & Co., Goldman Sachs Group Inc., General Motors Acceptance Corp., American Express Credit Corp., Bank of America N.A., Citicorp, Deutsche Bank Financial and Dresdner US Finance Inc., which issuers were among the top ten brokers or the ten dealers which executed transactions for or with ACTIVE ASSETS MONEY TRUST in the largest dollar amounts during the year. At June 30, 2001 ACTIVE ASSETS MONEY TRUST held securities issued by Citicorp, American Express Credit Corp., Deutsche

Bank Financial, Dresdner US Finance Inc., Goldman Sachs Group Inc. and Bank of America N.A. with values of $382,012,725, $836,927,034, $1,093,587,722,
$323,650,249, $490,445,547 and $750,000,000, respectively.



    During the fiscal year ended June 30, 2001, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST purchased securities issued by Goldman Sachs Group Inc., which issuer was among the top ten brokers or the top ten dealers which executed trades for or with ACTIVE ASSETS GOVERNMENT SECURITIES TRUST in the largest dollar amounts. At June 30, 2001, ACTIVE ASSETS GOVERNMENT SECURITIES TRUST held securities issued by Goldman Sachs Group Inc. with a value of $15,385,000.


VII. CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------

    The shareholders of each Fund are entitled to a full vote for each full share of beneficial interest held. The Funds are authorized to issue an unlimited number of shares of beneficial interest. All shares of beneficial interest of each Fund are of $0.01 par value and are equal as to earnings, assets and voting privileges.

    Each Fund's Declaration of Trust permits the Trustees to authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios) and additional Classes of shares within any series. The Trustees have not presently authorized any such additional series or Classes of shares.

    The Funds are not required to hold annual meetings of shareholders and in ordinary circumstances the Funds do not intend to hold such meetings. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Investment Company Act or each Fund's Declaration of Trust. Under certain circumstances the Trustees may be removed by action of the Trustees. In addition, under certain circumstances the shareholders may call a meeting to remove Trustees and the Fund is required to provide assistance in communicating with shareholders about such a meeting. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees.

    Under Massachusetts law, shareholders of a business trust may, under certain limited circumstances, be held personally liable as partners for the obligations of each Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the respective Fund, requires that notice of such Fund obligations include such disclaimer, and provides for indemnification out of the Fund's property for any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the possibility of a Fund being unable to meet its obligations is remote and thus, in the opinion of Massachusetts counsel to the Funds, the risk to each Fund's shareholders of personal liability is remote.

    All of the Trustees, except for James F. Higgins, have been elected by the shareholders of each Fund, most recently at a special meeting of each Fund's shareholders held on May 21, 1997. The Trustees themselves have the power to alter the number and the terms of office of the Trustees (as provided for in each Fund's Declaration of Trust), and they may at any time lengthen or shorten their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Trustees has been elected by the shareholders of the respective Fund.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

A. PURCHASE/REDEMPTION OF SHARES

    Information concerning how the Funds' shares are offered (and how they are redeemed) is provided in the Funds' PROSPECTUS.

    TRANSFER AGENT AS AGENT. With respect to the redemption of the Funds' shares or the application of proceeds to the purchase of new shares in a Fund, the Transfer Agent acts as agent for the Distributor and for the shareholder's authorized broker-dealer in the performance of such functions. With respect to redemptions, the Transfer Agent is liable for its own negligence and not for the default or negligence of its correspondents or for losses in transit. The Fund is not liable for any default or negligence of the Transfer Agent, the Distributor or any authorized broker-dealer.


B. OFFERING PRICE

    The price of each Fund's shares, called "net asset value," is based on the value of the Fund's portfolio securities.

    Each Fund utilizes the amortized cost method in valuing its portfolio securities for purposes of determining the net asset value of its shares. Each Fund utilizes the amortized cost method in valuing its portfolio securities even though the portfolio securities may increase or decrease in market value, generally in connection with changes in interest rates. The amortized cost method of valuation involves valuing a security at its cost at the time of purchase adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the investment. During such periods, the yield to investors in the Fund may differ somewhat from that obtained in a similar company which uses market-to-market values for all of its portfolio securities. For example, if the use of amortized cost resulted in a lower (higher) aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher (lower) yield than would result from investment in such a similar company and existing investors would receive less (more) investment income. The purpose of this method of calculation is to facilitate the maintenance of a constant net asset value per share of $1.00.

    The use of the amortized cost method to value the portfolio securities of each Fund and the maintenance of the per share net asset value of $1.00 is permitted pursuant to Rule 2a-7 of the Investment Company Act (the "Rule") and is conditioned on its compliance with various conditions contained in the Rule including: (a) the Trustees are obligated, as a particular responsibility within the overall duty of care owed to the Funds' shareholders, to establish procedures reasonably designed, taking into account current market conditions and each Fund's investment objectives, to stabilize the net asset value per share as computed for the purpose of distribution and redemption at $1.00 per share; (b) the procedures include (i) calculation, at such intervals as the Trustees determine are appropriate and as are reasonable in light of current market conditions, of the deviation, if any, between net asset value per share using amortized cost to value portfolio securities and net asset value per share based upon available market quotations with respect to such portfolio securities; (ii) periodic review by the Trustees of the amount of deviation as well as methods used to calculate it; and (iii) maintenance of written records of the procedures, and the Trustees' considerations made pursuant to them and any actions taken upon such consideration; (c) the Trustees should consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the two methods of valuation; and (d) the Trustees should take such action as they deem appropriate (such as shortening the average portfolio maturity, realizing gains or losses, withholding dividends or, as provided by the Declaration of Trust, reducing the number of outstanding shares of the Fund) to eliminate or reduce to the extent reasonably practicable material dilution or other unfair results to investors or existing shareholders which might arise from differences between the two method of valuation.

    Generally, for purposes of the procedures adopted under the Rule, the maturity of a portfolio security is deemed to be the period remaining (calculated from the trade date or such other date on which a Fund's interest in the instrument is subject to market action) until the date on which in accordance with the terms of the security the principal amount must unconditionally be paid, or in the case of a security called for redemption, the date on which the redemption payment must be made.

    A variable rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

    An "NRSRO" is a nationally recognized statistical rating organization. The term "Requisite NRSROs" means (i) any two NRSROs that have issued a rating with respect to a security or class of debt obligations of an issuer, or (ii) if only one NRSRO has issued a rating with respect to such security or issuer at the time a fund purchases or rolls over the security, that NRSRO.

    An Eligible Security is generally defined in the Rule to mean (i) a rated security with a remaining maturity of 397 calendar days or less that has received a rating from the Requisite NRSROs in one of the two highest short-term rating categories (within which there may be sub-categories or gradations indicating relative standing); or (ii) An Unrated Security that is of comparable quality to a security meeting the requirements of (1) above, as determined by Trustees; (iii) In addition, in the case of a security that is subject to a Demand Feature or Guarantee: (A) The Guarantee has received a rating from an NRSRO or the Guarantee is issued by a guarantor that has received a rating from an NRSRO with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority and security to the Guarantee, unless: (1) the Guarantee is issued by a person that directly or indirectly, controls, is controlled by or is under a common control with the issuer of the security subject to the Guarantee (other than a sponsor or a Special Purpose Entity with respect to an Asset Backed Security: (2) the security subject to the Guarantee is a repurchase agreement that is Collateralized Fully; or (3) the Guarantee itself is a Government Security and (B) the issuer of the Demand Feature, or another institution, has undertaken promptly to notify the holder of the security in the event the Demand Feature or Guarantee is substituted with another Demand Feature or Guarantee (if such substitution is permissible under the terms of the Demand Feature or Guarantee). Each Fund will limit its investments to securities that meet the requirements for Eligible Securities.

    As permitted by the Rule, the Trustees have delegated to the Funds' Investment Manager the authority to determine which securities present minimal credit risks and which unrated securities are comparable in quality to rated securities.

    Also, as required by the Rule, each Fund will limit its investments in securities, other than Government securities, so that, at the time of purchase:
(a) except as further limited in (b) below with regard to certain securities, with respect to 75% of its total assets no more than 5% of its total assets will be invested in the securities of any one issuer; and (b) with respect to Eligible Securities that have received a rating in less than the highest category by any one of the NRSROs whose ratings are used to qualify the security as an Eligible Security, or that have been determined to be of comparable quality: (i) no more than 5% in the aggregate of the Fund's total assets in all such securities, and (ii) no more than the greater of 1% of total assets, or $1 million, in the securities on any one issuer.

    The presence of a line of credit or other credit facility offered by a bank or other financial institution which guarantees the payment obligation of the issuer, in the event of a default in the payment of principal or interest of an obligation, may be taken into account in determining whether an investment is an Eligible Security, provided that the guarantee itself is an Eligible Security.

    The Rule further requires that each Fund limit its investments to U.S. dollar-denominated instruments which the Trustees determine present minimal credit risks and which are Eligible Securities. The Rule also requires each Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable net asset value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such a manner as to reduce such maturity to 90 days or less as soon as is reasonably practicable.

    If the Trustees determine that it is no longer in the best interests of a Fund and its shareholders to maintain a stable price of $1 per share or if the Trustees believe that maintaining such price no longer reflects a market-based net asset value per share, the Trustees have the right to change from an amortized cost basis of valuation to valuation based on market quotations. The Fund will notify shareholders of the Fund of any such change.

IX. TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS
--------------------------------------------------------------------------------

    ACTIVE ASSETS MONEY TRUST and ACTIVE ASSETS GOVERNMENT SECURITIES TRUST will generally pay ordinary dividends. ACTIVE ASSETS TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal (but not state) income tax. ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will generally pay tax-exempt dividends that are normally exempt from federal and California income tax. Each Fund also makes distributions of any short-term gains which will be taxed as ordinary income when distributed to shareholders. Long-term capital gain distributions may also be made, although it is not anticipated that there will be any significant long-term capital gains. These types of distributions are reported differently on a shareholder's income tax return and they are also subject to different rates of tax. The tax treatment of the investment activities of a Fund will affect the amount and timing and character of the distributions made by the Fund. Shareholders are urged to consult their own tax professionals regarding specific questions as to federal, state or local taxes.

    INVESTMENT COMPANY TAXATION. Each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. As such, each Fund will not be subject to federal income tax on its net investment income and capital gains, if any, to the extent that it distributes such income and capital gains to its shareholders.

    Each Fund generally intends to distribute sufficient income and gains so that the Fund will not pay corporate income tax on its earnings. Each Fund also generally intends to distribute to its shareholders in each calendar year a sufficient amount of ordinary income and capital gains to avoid the imposition of a 4% excise tax. However, a Fund may instead determine to retain all or part of any ordinary income or capital gains in any year for reinvestment. In such event, the Fund will pay federal income tax (and possibly excise tax) on such retained ordinary income or capital gains.


    Gains or losses on sales of securities by a Fund will be long-term capital gains or losses if the securities have a tax holding period of more than one year at the time of such sale. Gains or losses on the sale of securities with a tax holding period of one year or less will be short-term capital gains or losses.


    In computing net investment income, each Fund will amortize any premiums and original issue discounts on securities owned, if applicable. Capital gains or losses realized upon sale or maturity of such securities will be based on their amortized cost.

    All or a portion of any of a Fund's gain from tax-exempt obligations purchased at a market discount may be treated as ordinary income rather than capital gain.


    From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the ACTIVE ASSETS TAX-FREE TRUST and the ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST could be affected. In that event, the Funds would re-evaluate their investment objective and policies.


    TAXATION OF DIVIDENDS AND DISTRIBUTIONS. ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to qualify to pay "exempt-interest dividends" to their shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of their assets in tax-exempt securities. An exempt-interest dividend is that part of the dividend distributions made by a Fund which consists of interest received by the Fund on tax-exempt securities upon which the shareholder incurs no federal income taxes. Exempt-interest dividends are included, however, in determining what portion, if any, of a person's Social Security benefits are subject to federal income tax.

    ACTIVE ASSETS TAX-FREE TRUST and ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST intend to invest a portion of their assets in certain "private activity bonds". As a result, a portion of the exempt-interest dividends paid by each Fund will be an item of tax preference to shareholders subject to the alternative minimum tax. Certain corporations which are subject to the alternative minimum tax may also have to include exempt-interest dividends in calculating their alternative minimum taxable income in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

    Shareholders will be subject to federal income tax on dividends paid from interest income derived from taxable securities and on distributions of net short-term capital gains. Such dividends and distributions are taxable to the shareholder as ordinary dividend income. Distributions of long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long the shareholder has held the applicable Fund's shares. Since each Fund is expected to be derived entirely from interest rather than dividends, it is anticipated that no portion of such dividend distributions will be eligible for the federal dividends received deduction available to corporations.

    Shareholders are generally taxed on any ordinary dividend or capital gain distributions from a Fund in the year they are actually distributed. However, if any such dividends or distributions are declared in October, November or December and paid in January then such amounts will be treated for tax purposes as received by the shareholders on December 31, to shareholders of record of such month.

    Shareholders who are not citizens or residents of the United States and certain foreign entities may be subject to withholding of United States tax on distributions made by a Fund of any taxable interest income and short term capital gains.

    After the end of each calendar year, shareholders will be sent information on their dividends and capital gain distributions for tax purposes, including the portion taxable as ordinary income, the portion taxable as long-term capital gains and the percentage of any distributions which constitute an item of tax preference for purposes of the alternative minimum tax.

    PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES. Any dividend or capital gains distribution received by a shareholder from a Fund will have the effect of reducing the net asset value of the shareholder's beneficial interest in the Fund by the exact amount of the dividend or capital gains distribution. Furthermore, capital gains distributions and some portion of the dividends may be subject to federal income taxes. If the net asset value of the shares should be reduced below a shareholder's cost as a result of the payment of dividends or the distribution of realized long-term capital gains, such payment or distribution would be in part a return of the shareholder's investment but nonetheless would be taxable to the shareholder. Therefore, an investor should consider the tax implications of purchasing a Fund's shares immediately prior to a distribution record date.


    In general, a sale of shares results in capital gain or loss, and for individual shareholders, is taxable at a federal rate dependent upon the length of time the shares were held. A redemption of a shareholder's Fund shares is normally treated as a sale for tax purposes. Fund shares held for a period of one year or less at the time of such sale or redemption will, for tax purposes, generally result in short-term capital gains or losses and those held for more than one year generally result in long-term capital gains or losses. Under current law, the maximum tax rate on long-term capital gains realized by non-corporate shareholders generally is 20%. A special lower tax rate of 18% on long-term capital gains is available for non-corporate shareholders who purchased shares after December 31, 2000, and held such shares for more than five years. This special lower tax rate of 18% for five-year property does not apply to non-corporate shareholders holding Fund shares which were purchased on or prior to December 31, 2000, unless such shareholders make an election to treat the Fund shares as being sold and reacquired on January 1, 2001. A shareholder making such election may realize capital gains. Any loss realized by shareholders upon a sale or redemption of shares within six months of the date of their purchase will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains with respect to such shares during the six-month period. If a shareholder of a Fund receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share may, to the extent of such exempt-interest dividends be disallowed.


    Gain or loss on the sale or redemption of shares in a Fund is measured by the difference between the amount received and the tax basis of the shares. Shareholders should keep records of investments made (including shares acquired through reinvestment of dividends and distributions) so they can compute the tax basis of their shares. Under certain circumstances a shareholder may compute and use an average cost basis in determining the gain or loss on the sale or redemption of shares.

    If a shareholder realizes a loss on the redemption of shares and reinvests in that Fund's shares within 30 days before or after the redemption, the transactions may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for tax purposes.

    Interest on indebtedness incurred by shareholders to purchase or carry shares of ACTIVE ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) of facilities financed by industrial development bonds should consult their tax advisers before purchasing shares of ACTIVE ASSETS TAX-FREE TRUST or ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST. "Substantial user" is defined generally by Income Tax Regulation 1.103-11(b) as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds.

CALIFORNIA STATE TAX

    To the extent that dividends paid by ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST are derived from interest on California tax-exempt securities and on certain U.S. government securities, such dividends will also be exempt from California personal income taxes. Under California law, a fund which qualifies as a regulated investment company must have at least 50% of its total assets invested in California state and local issues or in U.S. obligations which pay interest excludable from income or in a combination of such obligations at the end of each quarter of its taxable year in order to be eligible to pay dividends to California residents which will be exempt from California personal income taxes. Unlike federal law, California law provides that no portion of the exempt-interest dividends will constitute an item of tax preference for California personal income alternative minimum tax purposes.

    For California personal income tax purposes, the shareholders of ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST will not be subject to tax, or receive a credit for taxes paid by the Fund, on undistributed capital gains, if any. Under the California Revenue and Taxation Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund, will not be deductible by the investor for state personal income tax purposes.

    The foregoing relates to federal income taxation and to California personal income taxation as in effect as of the date of the PROSPECTUS. Distributions from interest income and capital gains, including exempt-interest dividends, may be subject to California franchise taxes if received by a corporation doing business in California, to state taxes in states other than California and to local taxes.

X. UNDERWRITERS
--------------------------------------------------------------------------------

    Each Fund's shares are offered on a continuous basis. The Distributor, as the principal underwriter of the shares, has certain obligations under the Distribution Agreement concerning the distribution of the shares. These obligations and the compensation the Distributor receives are described above in the sections titled "Principal Underwriter" and "Rule 12b-1 Plan."

XI. CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

    Each Fund's annualized current yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining, for a stated seven-day period, the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

    Each Fund's annualized effective yield, as may be quoted from time to time in advertisements and other communications to shareholders and potential investors, is computed by determining (for the same stated seven-day period as for the current yield), the net change, exclusive of capital changes and including the value of additional shares purchased with dividends and any dividends declared therefrom (which reflect deductions of all expenses of the Fund such as management fees), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

    The yields quoted in any advertisement or other communication should not be considered a representation of the yields of the particular Fund in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period.

    Tax-equivalent yield is computed by dividing that portion of the current yield (calculated as described above) which is tax-exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax-exempt.

    Yield information may be useful in reviewing the performance of a Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time, each Fund's yield fluctuates.


    ACTIVE ASSETS MONEY TRUST'S current yield for the seven days ending
June 30, 2001 was 4.07%. The effective annual yield on June 30, 2001 was 4.16%, assuming daily compounding.



    ACTIVE ASSETS TAX-FREE TRUST'S current yield for the seven days ending
June 30, 2001 was 2.39%. The effective annual yield on June 30, 2001 was 2.42%, assuming daily compounding. Based upon a Federal personal income tax bracket of 39.1%, ACTIVE ASSETS TAX-FREE TRUST'S tax-equivalent yield for the seven days ending June 30, 2001 was 3.92%.



    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S current yield for the seven days ending June 30, 2001 was 2.09%. The effective annual yield on June 30, 2001 was 2.11%, assuming daily compounding. Based upon a combined Federal and California personal income tax bracket of 44.76%, ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST'S tax-equivalent yield for the seven days ended June 30, 2001 was 3.78%.



    ACTIVE ASSETS GOVERNMENT SECURITIES TRUST'S current yield for the seven days ending June 30, 2001 was 3.50%. The effective annual yield on June 30, 2001 was 3.56%, assuming daily compounding.



    Each Fund may also advertise the growth of hypothetical investments of $10,000, $50,000 and $100,000 in shares of each Fund by adding the sum of all distributions on 10,000, 50,000 or 100,000 shares of the Fund since inception to $10,000, $50,000 and $100,000, as the case may be. Investments of $10,000,
$50,000 and $100,000 in ACTIVE ASSETS MONEY TRUST at July 7, 1981 (inception of the Fund) would have grown to $37,021, $185,105 and $370,210, respectively, at June 30, 2001. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS TAX-FREE TRUST at July 7, 1981 (inception of the Fund) would have grown to $22,051, $110,255 and $220,510, respectively at June 30, 2001. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST at November 12, 1991 (inception of the Fund) would have grown to $12,707, $63,535 and $127,070, respectively at June 30, 2000. Investments of $10,000, $50,000 and $100,000 in ACTIVE ASSETS GOVERNMENT SECURITIES TRUST at July 7, 1981 (inception of the Fund) would have grown to $33,782, $168,910 and $337,820, respectively at June 30, 2001.

XII. FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    EXPERTS. The financial statements of each Fund for its fiscal year ended June 30, 2001 included in this STATEMENT OF ADDITIONAL INFORMATION and included or incorporated by reference in the PROSPECTUS have been so included and incorporated in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in auditing and accounting.


                                     *****

    This STATEMENT OF ADDITIONAL INFORMATION and the PROSPECTUS do not contain all of the information set forth in the REGISTRATION STATEMENT the Funds have filed with the SEC. The complete REGISTRATION STATEMENT may be obtained from the SEC.

ACTIVE ASSETS MONEY TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.


YEAR ENDED JUNE 30,              2001     2000     1999     1998     1997
--------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------
 Net asset value, beginning of
 period                         $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
--------------------------------------------------------------------------
 Net income from investment
 operations                       0.056    0.054    0.048    0.052   0.051
--------------------------------------------------------------------------
 Less dividends from net
 investment income               (0.056)*  (0.054)  (0.048)  (0.052) (0.051)
--------------------------------------------------------------------------
 Net asset value, end of
 period                         $  1.00  $  1.00  $  1.00  $  1.00  $ 1.00
--------------------------------------------------------------------------

 TOTAL RETURN                      5.76%    5.50%    4.92%    5.38%   5.23%
--------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------
 Expenses                          0.41%    0.42%    0.43%    0.44%   0.45%
--------------------------------------------------------------------------
 Net investment income             5.58%    5.38%    4.78%    5.24%   5.07%
--------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------
 Net assets, end of period, in
 millions                       $26,212  $20,972  $15,989  $11,922  $8,928
--------------------------------------------------------------------------

 * Includes capital gain distribution of less than $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS
                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Portfolio of Investments / / June 30, 2001

                                                                                          ANNUALIZED
      PRINCIPAL                                                                              YIELD
      AMOUNT IN                                                                           ON DATE OF
      THOUSANDS                         DESCRIPTION AND MATURITY DATES                     PURCHASE             VALUE

---------------------------------------------------------------------------------------------------------------------------

                         U.S. Government Agencies (56.3%)
     $  194,500          Federal Farm Credit Banks
                          12/27/01 - 12/28/01........................................     4.37 - 4.45%     $   190,329,628
      2,427,000          Federal Home Loan Banks
                          07/11/01 - 12/26/01........................................     3.51 - 5.33        2,406,916,809
      5,969,150          Federal Home Loan Mortgage Corp.
                          07/13/01 - 06/03/02........................................     3.52 - 5.97        5,894,659,923
      6,347,700          Federal National Mortgage Assoc.
                          07/12/01 - 04/15/02........................................     3.50 - 6.53        6,278,515,718
                                                                                                           ---------------
                         Total U.S. Government Agencies
                         (COST $14,770,422,078).......................................................      14,770,422,078
                                                                                                           ---------------
                         Commercial Paper (37.5%)
                         BANKING (2.0%)
        383,775          Citicorp
                          08/01/01 - 08/23/01........................................     3.69 - 3.83          382,012,725
        150,000          Morgan (J.P.) Chase & Co.
                          07/12/01 - 08/14/01........................................     3.91 - 4.01          149,478,062
                                                                                                           ---------------
                                                                                                               531,490,787
                                                                                                           ---------------
                         FINANCE - CONSUMER (5.5%)
        840,250          American Express Credit Corp.
                          07/05/01 - 10/22/01........................................     3.54 - 4.24          836,927,034
        495,000          New Center Asset Trust
                          07/16/01 - 10/02/01........................................     3.82 - 4.17          491,586,603
        100,000          Wells Fargo Financial Inc.
                          08/31/01...................................................        4.17               99,292,167
                                                                                                           ---------------
                                                                                                             1,427,805,804
                                                                                                           ---------------
                         FINANCE - CORPORATE (1.8%)
        485,000          Ciesco, L.P.
                          07/10/01 - 09/13/01........................................     3.79 - 4.71          483,706,028
                                                                                                           ---------------
                         FINANCIAL CONGLOMERATES (5.0%)
      1,312,275          General Electric Capital Corp.
                          07/09/01 - 12/31/01........................................     3.55 - 5.27        1,300,920,485
                                                                                                           ---------------
                         INSURANCE (0.2%)
         60,000          American General Finance Corp.
                          07/19/01...................................................        3.99               59,874,600
                                                                                                           ---------------

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                                                         ANNUALIZED
   PRINCIPAL                                                                              YIELD
   AMOUNT IN                                                                             ON DATE OF
   THOUSANDS                         DESCRIPTION AND MATURITY DATES                      PURCHASE            VALUE

---------------------------------------------------------------------------------------------------------------------------

                         INTERNATIONAL BANKS (21.1%)
     $  250,000          ABN-AMRO North America Finance Inc.
                          07/02/01...................................................       4.78%          $   249,934,444
        250,000          Barclays U.S. Funding Corp.
                          08/07/01 - 09/26/01........................................     3.60 - 4.04          248,623,972
        635,000          Canadian Imperial Holdings Inc.
                          07/26/01 - 10/26/01........................................     3.55 - 4.29          629,291,770
      1,100,000          Deutsche Bank Financial Inc.
                          08/06/01 - 10/04/01........................................     3.86 - 4.58        1,093,587,722
        325,000          Dresdner U.S. Finance Inc.
                          07/09/01 - 09/20/01........................................     3.62 - 4.64          323,650,249
         35,000          Halifax PLC
                          07/05/01...................................................        4.70               34,977,444
        600,000          Societe Generale N.A. Inc.
                          07/31/01 - 10/04/01........................................     3.61 - 3.97          595,650,639
      1,270,000          Toronto-Dominion Holdings (USA) Inc.
                          07/03/01 - 10/29/01........................................     3.55 - 4.27        1,262,540,147
      1,100,000          UBS Finance (Delaware) LLC
                          07/13/01 - 10/05/01........................................     3.74 - 4.89        1,093,185,236
                                                                                                           ---------------
                                                                                                             5,531,441,623
                                                                                                           ---------------
                         INVESTMENT BANKS/BROKERS (1.9%)
        492,300          Goldman Sachs Group Inc. (The)
                          07/20/01 - 08/17/01........................................     3.88 - 4.29          490,445,547
                                                                                                           ---------------
                         Total Commercial Paper
                         (COST $9,825,684,874)........................................................       9,825,684,874
                                                                                                           ---------------
                         Certificates of Deposit (4.4%)
        990,900          Chase Manhattan Bank (USA) N.A.
                          07/25/01 - 09/11/01........................................     3.78 - 4.66          990,900,000
        150,000          Citibank N.A.
                          09/10/01...................................................        3.82              150,000,000
                                                                                                           ---------------
                         Total Certificates of Deposit
                         (COST $1,140,900,000)........................................................       1,140,900,000
                                                                                                           ---------------

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                                                         ANNUALIZED
   PRINCIPAL                                                                              YIELD
   AMOUNT IN                                                                             ON DATE OF
   THOUSANDS                         DESCRIPTION AND MATURITY DATES                      PURCHASE            VALUE

---------------------------------------------------------------------------------------------------------------------------

                         Short-Term Bank Notes (2.9%)
     $  750,000          Bank of America, N.A.
                          07/16/01 - 08/17/01
                          (COST $750,000,000)........................................     3.98 - 4.70%     $   750,000,000
                                                                                                           ---------------
                         Total Investments
                         (COST $26,487,006,952) (A)..................................       101.1%          26,487,006,952

                         Liabilities in Excess of Other Assets.......................       (1.1)             (275,155,876)
                                                                                         ------------      ---------------

                         Net Assets..................................................       100.0%         $26,211,851,076
                                                                                         ============      ===============

---------------------

(A)                     COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2001

Assets:
Investments in securities, at value (cost
 $26,487,006,952)...........................................    $26,487,006,952
Cash........................................................              9,210
Interest receivable.........................................         11,044,324
Prepaid expenses and other assets...........................            148,603
                                                                ---------------

    Total Assets............................................     26,498,209,089
                                                                ---------------
Liabilities:
Payable for:
  Investments purchased.....................................        276,976,272
  Investment management fee.................................          5,475,436
  Plan of distribution fee..................................          2,093,738
Accrued expenses and other payables.........................          1,812,567
                                                                ---------------

    Total Liabilities.......................................        286,358,013
                                                                ---------------

    Net Assets..............................................    $26,211,851,076
                                                                ===============
Composition of Net Assets:
Paid-in-capital.............................................    $26,211,836,468
Accumulated undistributed net investment income.............             14,608
                                                                ---------------

    Net Assets..............................................    $26,211,851,076
                                                                ===============
    Net Asset Value per Share,
      26,211,836,468 shares outstanding (unlimited shares
      authorized of $.01 par value).........................    $          1.00
                                                                ===============

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:

Interest Income.............................................    $1,483,583,589
                                                                --------------

Expenses
Investment management fee...................................        65,056,908
Plan of distribution fee....................................        23,876,479
Transfer agent fees and expenses............................         8,745,414
Registration fees...........................................         1,697,406
Custodian fees..............................................           955,835
Shareholder reports and notices.............................           462,359
Professional fees...........................................            56,556
Trustees' fees and expenses.................................            19,614
Other.......................................................           131,387
                                                                --------------

    Total Expenses..........................................       101,001,958
                                                                --------------

    Net Investment Income...................................     1,382,581,631

    Net Realized Gain.......................................           241,472
                                                                --------------

Net Increase................................................    $1,382,823,103
                                                                ==============

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                                                  FOR THE YEAR         FOR THE YEAR
                                                                      ENDED                ENDED
                                                                  JUNE 30, 2001        JUNE 30, 2000
                                                                -----------------    -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 1,382,581,631      $ 1,036,728,995
Net realized gain...........................................             241,472                1,305
                                                                 ---------------      ---------------

    Net Increase............................................       1,382,823,103        1,036,730,300
                                                                 ---------------      ---------------

Dividends and Distributions to Shareholders from:
Net investment income.......................................      (1,382,571,003)      (1,036,739,747)
Net realized gain...........................................            (242,436)                (341)
                                                                 ---------------      ---------------

    Total Dividends and Distributions.......................      (1,382,813,439)      (1,036,740,088)
                                                                 ---------------      ---------------

Net increase from transactions in shares of beneficial
 interest...................................................       5,239,693,168        4,982,775,399
                                                                 ---------------      ---------------

    Net Increase............................................       5,239,702,832        4,982,765,611

Net Assets:
Beginning of period.........................................      20,972,148,244       15,989,382,633
                                                                 ---------------      ---------------

End of Period (Including accumulated undistributed net
 investment income of
 $14,608 and $3,980, respectively)..........................     $26,211,851,076      $20,972,148,244
                                                                 ===============      ===============

                       See Notes to Financial Statements

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets Money Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding
$1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding
$3 billion; 0.25% to the portion of daily net assets exceeding $3 billion but not exceeding $15 billion; 0.249% to the portion of daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of daily net assets exceeding $17.5 billion. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.247% to the portion of daily net assets exceeding $25 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $98,696,866,326 and $94,524,001,120, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $39,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,560. At June 30, 2001, the Fund had an accrued pension liability of $54,448 which is included in accrued expenses in the Statement of Assets and Liabilities.

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  FOR THE YEAR        FOR THE YEAR
                                                                     ENDED               ENDED
                                                                 JUNE 30, 2001       JUNE 30, 2000
                                                                ----------------    ----------------
Shares sold.................................................     90,418,139,741      85,552,651,140
Shares issued in reinvestment of dividends and
 distributions..............................................      1,380,414,553       1,034,424,652
                                                                ---------------     ---------------
                                                                 91,798,554,294      86,587,075,792
Shares repurchased..........................................    (86,558,861,126)    (81,604,300,393)
                                                                ---------------     ---------------
Net increase in shares outstanding..........................      5,239,693,168       4,982,775,399
                                                                ===============     ===============

                           ACTIVE ASSETS MONEY TRUST

Active Assets Money Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets Money Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Money Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Money Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 Federal Tax Notice (unaudited)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 5.60% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                           ACTIVE ASSETS MONEY TRUST

Active Assets Tax-Free Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.


YEAR ENDED JUNE 30,              2001     2000     1999     1998     1997
---------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
---------------------------------------------------------------------------
 Net asset value, beginning of
 period                         $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------
 Net income from investment
 operations                       0.033    0.031    0.027    0.031    0.030
---------------------------------------------------------------------------
 Less dividends from net
 investment income               (0.033)  (0.031)  (0.027)  (0.031)  (0.030)
---------------------------------------------------------------------------
 Net asset value, end of
 period                         $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------

 TOTAL RETURN                      3.34%    3.15%    2.73%    3.11%    3.05%
---------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------
 Expenses                          0.48%    0.50%    0.52%    0.54%    0.55%
---------------------------------------------------------------------------
 Net investment income             3.28%    3.11%    2.68%    3.05%    2.98%
---------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
---------------------------------------------------------------------------
 Net assets, end of period, in
 millions                        $3,075   $2,660   $2,290   $1,869   $1,634
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001

      PRINCIPAL
      AMOUNT IN                                                                       COUPON         DEMAND
      THOUSANDS                                                                       RATE+           DATE*              VALUE

------------------------------------------------------------------------------------------------------------------------------------

                            Short-Term Variable Rate Municipal Obligations (71.2%)

                            ALABAMA
      $ 10,200              Birmingham Special Care Facilities Financing
                             Authority, Eye Foundation Hospital Ser 1998 A....         2.60%        07/09/01         $   10,200,000
        29,100              McIntosh Industrial Development Board, CIBA
                             Specialty Chemical Ser 1998 E (AMT)..............         3.40         07/02/01             29,100,000
        20,000              University of Alabama, Hospital Ser 2000B
                             (Ambac)..........................................         2.65         07/09/01             20,000,000

                            ARIZONA
         9,780              Maricopa County, Arizona Public Service Company
                             Ser 1994 F.......................................         3.30         07/02/01              9,780,000
         2,400              Pinal County Industrial Development Authority,
                             Magna Copper Co Ser 1984A........................         3.30         07/02/01              2,400,000
         2,100              Tempe, Excise Tax Ser 1998........................         3.30         07/02/01              2,100,000

                            ARKANSAS
         7,165              Arkansas Development Finance Authority, Single
                             Family Mortgage 2001Ser F........................         2.68         04/01/02              7,165,000
        20,000              Crossett, Georgia Pacific Corp Ser 1984**.........         2.65         07/09/01             20,000,000

                            CALIFORNIA
         7,235              California Housing Finance Agency, Home Mortgage
                             2001Ser J (FSA) (AMT)............................         3.05         07/02/01              7,235,000
        10,600              Oakland-Alameda County Coliseum Authority, Oakland
                             Coliseum 2000 Refg C-1...........................         2.75         07/09/01             10,600,000
        22,100              Rancho Water District Finance Authority, Ser 1998A
                             (FGIC)...........................................         2.40         07/09/01             22,100,000
        17,000              San Francisco City & County Finance Corp, Moscone
                             Center Ser 2000-1 (Ambac)........................         2.45         07/09/01             17,000,000
            65              Southern California Public Power Authority,
                             Transmission 1991 Refg Ser (Ambac)...............         2.50         07/09/01                 65,000
        10,085              Turlock Irrigation District, Ser 1988 A...........         2.55         07/09/01             10,085,000

                            COLORADO
        15,000              Colorado Student Obligation Bond Authority, Ser
                             1989A (Ambac) (AMT)..............................         2.75         07/09/01             15,000,000
        15,000              Denver City & County, Airport System Refunding Ser
                             2000 C
                             (MBIA) (AMT).....................................         2.75         07/09/01             15,000,000

                            CONNECTICUT
        27,500              Connecticut Health & Educational Facilities
                             Authority, Yale University Ser T-2...............         2.40         07/09/01             27,500,000
        25,500              Connecticut Special Assessment, Unemployment
                             Compensation 1993 Ser C (FGIC)...................         4.35         07/01/01             25,500,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                          COUPON         DEMAND
  THOUSANDS                                                                          RATE+          DATE*             VALUE

------------------------------------------------------------------------------------------------------------------------------------

                            DELAWARE
                            Delaware Economic Development Authority,
      $ 20,000                Ciba Specialty Chemicals Corp 1998 Ser A
                              (AMT)...........................................         3.35%        07/02/01         $   20,000,000
        14,000                Delaware Clean Power Ser 1997 C (AMT)...........         2.90         07/09/01             14,000,000
        10,000              University of Delaware, Ser 1998..................         2.65         07/09/01             10,000,000

                            DISTRICT OF COLUMBIA
        10,000              District of Columbia, George Washington University
                             Ser 1999 C (MBIA)................................         2.80         07/09/01             10,000,000

                            FLORIDA
        12,600              Collier County Health Facilities Authority,
                             Cleveland Clinic Foundation Ser 1999.............         3.30         07/02/01             12,600,000
        26,200              Dade County, Water & Sewer Ser 1994 (FGIC)........         2.60         07/09/01             26,200,000
        22,250              Dade County Industrial Development Authority,
                             Dolphins Stadium Ser 1985 B & C..................         2.70         07/09/01             22,250,000
        29,265              Jacksonville Health Facilities Authority, Charity
                             Obligated Group Ser 1997 C (MBIA)................         2.65         07/09/01             29,265,000
        20,000              Pasco County School Board, Ser 1996 COPs
                             (Ambac)..........................................         2.65         07/09/01             20,000,000
         2,500              Pinellas County Health Facilities Authority,
                             Pooled Loan Ser 1985.............................         3.30         07/02/01              2,500,000
        18,800              Volusia County Health Facilities Authority, Pooled
                             Ser 1985
                             (FGIC)**.........................................         2.75         07/09/01             18,800,000

                            GEORGIA
        21,000              Albany-Dougherty County Hospital Authority,
                             Phoebe-Putney Memorial Hospital Ser 1991
                             (Ambac)**........................................         2.70         07/09/01             21,000,000
        13,800              Clayton County Hospital Authority, Southern
                             Regional Medical Center Ser 1998B**..............         2.70         07/09/01             13,800,000
        12,000              Georgia Municipal Electric Authority, Ser 1985
                             B................................................         2.60         07/09/01             12,000,000

                            IDAHO
        36,100              Idaho Health Facilities Authority, St Luke's
                             Regional Medical Center Ser 2000 (FSA)...........         3.30         07/02/01             36,100,000

                            ILLINOIS
                            Chicago,
        15,000                Tender Notes Ser 2000 A.........................         4.25         10/25/01             15,000,000
        10,000                Tender Notes Ser 2001...........................         3.65         08/09/01             10,000,000
                            Illinois Development Finance Authority,
        20,000                Chicago Symphony Ser 1996.......................         2.65         07/09/01             20,000,000
        17,000                Palos Community Hospital Ser 1994...............         2.70         07/09/01             17,000,000
        18,000                YMCA of Metropolitan Chicago Ser 2001...........         3.30         07/02/01             18,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                          COUPON         DEMAND
  THOUSANDS                                                                          RATE+          DATE*             VALUE

------------------------------------------------------------------------------------------------------------------------------------

                            Illinois Health Facilities Authority,
      $ 35,800                Northwestern Memorial Hospital Ser 1995.........         3.30%        07/02/01         $   35,800,000
        11,400                University of Chicago Hospital Ser 1998
                              (MBIA)..........................................         3.30         07/02/01             11,400,000

                            INDIANA
        10,000              Mount Vernon Pollution Control Financing
                             Authority, General Electric Co Ser 1998 (AMT)....         3.25         07/02/01             10,000,000

                            KENTUCKY
        22,400              Louisville & Jefferson County Regional Airport
                             Authority, United Parcel Service of America 1999
                             Ser A (AMT)......................................         3.30         07/02/01             22,400,000

                            LOUISIANA
        25,200              Louisiana Public Facilities Authority, Willis
                             Knighton Medical Center Ser 1997 (Ambac).........         2.70         07/09/01             25,200,000
        13,900              New Orleans Aviation Board, Ser 1993 B (MBIA)**...         2.75         07/09/01             13,900,000
        20,000              Plaquemines Port Harbor & Terminal District,
                             International Marine Terminals Ser 1984 A........         3.20         03/15/02             20,000,000

                            MARYLAND
                            Maryland Health & Higher Educational Facilities Authority,
        14,500                Johns Hopkins Hospital Ser A....................         2.65         07/09/01             14,500,000
         9,520                North Arundel Hospital Ser 1997A................         2.75         07/09/01              9,520,000

                            MASSACHUSETTS
        76,280              Massachusetts, Refg 1998 Ser B....................         2.45         07/09/01             76,280,000
        19,600              Massachusetts Bay Transportation Authority, Ser
                             2000.............................................         2.55         07/09/01             19,600,000
                            Massachusetts Health & Educational Facilities Authority,
         9,800                Amherst College Ser F...........................         2.35         07/09/01              9,800,000
        20,000                Bentley College Ser K...........................         2.40         07/09/01             20,000,000
        21,300                Capital Asset Ser D (MBIA)......................         3.20         07/02/01             21,300,000
        33,000                Harvard University Ser 1999 R...................         2.45         07/09/01             33,000,000
        20,000                Massachusetts Institute of Technology Ser J-1...         2.60         07/09/01             20,000,000
        15,905                Williams College Ser E..........................         2.40         07/09/01             15,905,000
        10,000              Massachusetts Municipal Wholesale Electric
                             Company, Power Supply System 1994 Ser C (MBIA)...         2.50         07/09/01             10,000,000
        38,900              Massachusetts Water Resources Authority,
                             Multi-Modal Sub 1999 Ser B.......................         2.45         07/09/01             38,900,000

                            MICHIGAN
        10,000              Detroit, Water Supply System Ser 2001-C...........         2.70         07/09/01             10,000,000

                            MINNESOTA
        40,985              Minneapolis, Convention Center Ser 1999...........         2.60         07/09/01             40,985,000
        15,000              Minnesota Housing Finance Agency, Single Family
                             2000 Ser G.......................................         4.35         08/30/01             15,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                          COUPON         DEMAND
  THOUSANDS                                                                          RATE+          DATE*             VALUE

------------------------------------------------------------------------------------------------------------------------------------

      $ 29,875              Saline Area Schools, Ser 2000 B...................         2.60%        07/09/01         $   29,875,000
        20,000              University of Minnesota Regents, Ser 1999A........         2.75         07/09/01             20,000,000

                            MISSOURI
        20,600              Missouri Health & Educational Facilities
                             Authority, Washington University Ser 2000 C......         3.20         07/02/01             20,600,000

                            NEVADA
                            Clark County,
        47,202                Airport Impr Refg 1993 Ser A (MBIA).............         2.60         07/09/01             47,202,000
         9,000                Airport Sub Lien Ser 1999 B-1 (AMT).............         2.70         07/09/01              9,000,000

                            NEW HAMPSHIRE
        10,000              New Hampshire Higher Educational & Health
                             Facilities Authority, St Paul 's School Ser
                             1998**...........................................         2.70         07/09/01             10,000,000

                            NEW JERSEY
        22,800              New Jersey Turnpike Authority, Ser 1991 D
                             (FGIC)...........................................         2.45         07/09/01             22,800,000

                            NEW MEXICO
        22,700              Albuquerque, Airport Sub Lien Ser 1995 (Ambac)....         2.60         07/09/01             22,700,000
         4,000              New Mexico Mortgage Finance Authority, Single
                             Family
                             Ser 2001 Issue 1 (AMT)...........................         3.25         11/01/01              4,000,000

                            NEW YORK
         1,250              Nassau County Industrial Development Agency, 1999
                             Cold Spring Harbor Laboratory....................         3.10         07/02/01              1,250,000
         3,500              New York City, 1992 Ser D (FGIC)..................         2.50         07/09/01              3,500,000
         1,200              New York City Cultural Resource Trust, Museum of
                             Broadcasting Ser 1989............................         2.45         07/09/01              1,200,000
                            New York State Energy Research & Development Authority,
         5,000                Con Edison Company of New York Ser 2001 A-3
                              (AMT)...........................................         2.50         07/09/01              5,000,000
         1,000                New York State Electric & Gas Corp Ser 1994 D...         3.15         07/02/01              1,000,000
         9,500              New York State Local Government Assistance
                             Corporation, Ser 1995G...........................         2.35         07/09/01              9,500,000
           200              Port Authority of New York & New Jersey, Ser 2....         3.20         07/02/01                200,000

                            NORTH CAROLINA
        23,500              Charlotte-Mecklenberg Hospital Authority, Health
                             Care System Ser C................................         2.55         07/09/01             23,500,000
        14,800              Durham, Ser 1993A COPs............................         2.85         07/09/01             14,800,000
                            North Carolina Educational Facilities Finance Agency,
        13,100                The Bowman Gray School of Medicine Ser 1996.....         2.65         07/09/01             13,100,000
        23,200                Duke University Ser 1987A & 1991B **............         2.75         07/09/01             23,200,000
        48,350              North Carolina Medical Care Commission, North
                             Carolina Baptist Hospitals Ser 2000..............         2.65         07/09/01             48,350,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                          COUPON         DEMAND
  THOUSANDS                                                                          RATE+          DATE*             VALUE

------------------------------------------------------------------------------------------------------------------------------------

        10,000              The University of North Carolina at Chapel Hill,
                             Ser 2001C........................................         2.55         07/09/01             10,000,000
                            OHIO
         9,600              Cleveland, Airport System Ser 1997 D (AMT)........         2.70         07/09/01              9,600,000
        10,600              Columbus, Unlimited Tax Ser 1995-1................         2.60         07/09/01             10,600,000
        10,600              Cuyahoga County, Cleveland Clinic Foundation Ser
                             1997D............................................         3.30         07/02/01             10,600,000
                            OKLAHOMA
        48,205              Oklahoma Water Resources Board, State Loan Program
                             Ser 1994A , Ser 1995 & Ser 1999..................         3.45         09/04/01             48,205,000
                            OREGON
        33,100              Oregon, Veterans Ser 73 G.........................         2.65         07/09/01             33,100,000
                            PENNSYLVANIA
                            Pennsylvania Higher Education Assistance Agency,
        25,000                Student Loan 1988 Ser B (Ambac) (AMT)...........         2.80         07/09/01             25,000,000
        25,000                Student Loan 1997 Ser A (Ambac) (AMT)...........         2.95         07/09/01             25,000,000
         8,000                Student Loan 1999 Ser A (Ambac) (AMT)...........         2.70         07/09/01              8,000,000
        15,000                Student Loan 2001 Ser A (Ambac) (AMT)...........         2.95         07/09/01             15,000,000
        20,000              Pennsylvania Turnpike Commission, Ser Q of 1998...         3.30         07/02/01             20,000,000
         9,500              Philadelphia Water & Wastewater, Ser 1997B
                             (Ambac)..........................................         2.60         07/09/01              9,500,000
        24,500              York General Authority, Harrisburg School District
                             Subser 1996B (Ambac).............................         2.65         07/09/01             24,500,000
                            TENNESSEE
        39,330              Clarksville Public Building Authority, Pooled
                             Financing
                             Ser 1995.........................................         2.65         07/09/01             39,330,000
         7,900              Memphis Airport, Refg Ser 1995 B (AMT)............         2.85         07/09/01              7,900,000
        80,270              Montgomery County Public Building Authority,
                             Pool Ser 1997 & 1999.............................         2.65         07/09/01             80,270,000
                            TEXAS
                            Harris County Health Facilities Development Corporation,
        33,625                Methodist Hospital Ser 1994.....................         3.30         07/02/01             33,625,000
         2,700                YMCA of the Greater Houston Area Ser 1999.......         3.30         07/02/01              2,700,000
        15,100              Harris County Industrial Development Corp, Exxon
                             Corp Ser 1997 (AMT)..............................         3.30         07/02/01             15,100,000
        15,000              Harris County, Toll & Road Unlimited Tax Sub Lien
                             Ser G............................................         2.65         07/09/01             15,000,000
         7,100              Lower Neches Valley Authority, Exxon Oil Refining
                             Ser 1999 (AMT)...................................         3.30         07/02/01              7,100,000
        12,000              Sabine River Authority, Texas Utility Co Ser 1997
                             A (MBIA) (AMT)...................................         2.75         07/09/01             12,000,000
        50,000              Texas Municipal Gas Corporation, Senior Lien Gas
                             Reserve Ser 1998**...............................         2.65         07/09/01             50,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

  PRINCIPAL
  AMOUNT IN                                                                          COUPON         DEMAND
  THOUSANDS                                                                          RATE+          DATE*             VALUE

------------------------------------------------------------------------------------------------------------------------------------

         6,250              Texas Water Development Board, Revolving Fund
                             Ser 1992 A.......................................         3.30         07/02/01              6,250,000

                            UTAH
        34,300              Intermountain Power Agency, 1985 Ser E & Ser F
                             (Ambac)..........................................         3.10         09/17/01             34,300,000
        18,375              Utah County Environmental Improvement, USX Corp
                             Ser 1995.........................................         2.65         08/09/01             18,375,000
        20,000              Utah Transit Authority, University Light Rail Ser
                             2000.............................................         2.60         07/09/01             20,000,000
        24,700              Weber County, IHC Health Services Inc Ser 2000
                             C................................................         2.70         07/09/01             24,700,000

                            VIRGINIA
                            Roanoke Industrial Development Authority,
        18,700                Carillion Health System Ser 1997 A..............         3.30         07/02/01             18,700,000
           100                Roanoke Memorial Hospital Ser 1995 B............         3.30         07/02/01                100,000

                            WASHINGTON
        15,000              Port of Seattle, 1997 Ser A (AMT).................         2.95         07/09/01             15,000,000
        58,200              Washington, Ser 1996 A............................         2.60         07/09/01             58,200,000
         5,000              Washington Housing Finance Comission, Single
                             Family 2001 Ser 4A-S (AMT).......................         2.75         05/31/02              5,000,000

                            WISCONSIN
         9,500              Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)......         3.10         07/09/01              9,500,000

                            WYOMING
        18,400              Lincoln County, Exxon Corp Ser 1987 A (AMT).......         3.30         07/02/01             18,400,000
        19,505              Uinta County, Chevron USA Ser 1993................         3.25         07/02/01             19,505,000

                            PUERTO RICO
         4,000              Puerto Rico Government Development Bank,
                             Refg Ser 1985 (MBIA).............................         2.35         07/09/01              4,000,000
                                                                                                                     --------------
                            Total Short-Term Variable Rate Municipal Obligations
                             (COST $2,187,772,000)...........................................................         2,187,772,000
                                                                                                                     --------------

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                                                                        YIELD TO
      PRINCIPAL                                                                                         MATURITY
      AMOUNT IN                                                                COUPON     MATURITY     ON DATE OF
      THOUSANDS                                                                 RATE        DATE        PURCHASE         VALUE

-----------------------------------------------------------------------------------------------------------------------------------

                         Tax-Exempt Commercial Paper (23.2%)

                         COLORADO
        18,800           Platte River Power Authority, Electric
                          Subordinate
                          Lien S-1........................................      3.00      08/23/01        3.00           18,800,000
        10,000           University of Colorado Regents, Ser A............      2.65      10/11/01        2.65           10,000,000

                         DISTRICT OF COLUMBIA
        21,000           Metropolitan Washington Airport Authority,
                          General Airport Subser 2000 A (AMT).............      2.75      08/13/01        2.75           21,000,000

                         FLORIDA
        12,000           Orlando Utility Commission, Water & Sewer System
                          Ser 1999 A......................................      2.70      08/13/01        2.70           12,000,000
        21,000           Sunshine State Governmental Financing Commission,
                          Ser C...........................................      3.20      07/12/01        3.20           21,000,000

                         GEORGIA
        12,000           Burke County Development Authority, Ogelthorpe
                          Power Corp Ser 1998 A...........................      2.75      08/08/01        2.75           12,000,000

                         ILLINOIS
        25,000           Illinois Educational Facilities Authority, Pooled
                          Financing Ser 1998..............................      2.65      08/23/01        2.65           25,000,000

                         INDIANA
        26,000           Indiana State Office Building Commission, Hoosier
                          Notes Ser A.....................................      3.30      07/10/01        3.30           26,000,000

                         LOUISIANA
        11,000           Louisiana, Ser 1991 A............................      3.25      07/25/01        3.25           11,000,000
                         Louisiana Public Facilities Authority,
         4,400             Christus Health Ser 1999 B (Ambac).............      2.65      07/23/01        2.65            4,400,000
        15,800             Christus Health Ser 1999 B (Ambac).............      3.10      07/23/01        3.10           15,800,000
        10,135             Christus Health Ser 1999 B (Ambac).............      2.70      08/22/01        2.70           10,135,000

                         MARYLAND
        25,000           Maryland Health & Higher Educational Facilities
                          Authority, The John Hopkins Hospital Ser C......      2.70      07/20/01        2.70           25,000,000

                         MASSACHUSETTS
                         Massachusetts Water Resources Authority,
        18,500             Ser 1999.......................................      3.10      07/25/01        3.10           18,500,000
        10,100             Ser 1999.......................................      2.70      08/21/01        2.70           10,100,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                                                                       YIELD TO
  PRINCIPAL                                                                                            MATURITY
  AMOUNT IN                                                                   COUPON      MATURITY     ON DATE OF
  THOUSANDS                                                                   RATE        DATE         PURCHASE       VALUE

-----------------------------------------------------------------------------------------------------------------------------------

                         MINNESOTA
                         Rochester,
        23,500             Mayo Foundation/Mayo Medical Center Ser 1988
                           F..............................................      3.25      07/24/01        3.25           23,500,000
        15,650             Mayo Foundation/Mayo Medical Center Ser 1992
                           C..............................................      2.75      08/27/01        2.75           15,650,000
        10,000             Mayo Foundation/Mayo Medical Center Ser 2000
                           A..............................................      2.75      07/23/01        2.75           10,000,000
        14,500             Mayo Foundation/Mayo Medical Center Ser 2000
                           A..............................................      3.10      07/25/01        3.10           14,500,000

                         OKLAHOMA
                         Oklahoma City Industrial & Cultural Facilities Trust,
        10,000             SSM Healthcare Ser 1998 B (MBIA)...............      2.65      08/14/01        2.65           10,000,000
        20,330             SSM Healthcare Ser 1998 B (MBIA)...............      2.75      08/14/01        2.75           20,330,000

                         OREGON
        19,100           Oregon Health Housing Educational & Cultural
                          Facilities Authority, Lewis & Clark College Ser
                          2000 A..........................................      2.60      10/22/01        2.60           19,100,000

                         SOUTH CAROLINA
                         South Carolina Public Service Authority,
        12,000             Santee Cooper Ser 1998.........................      3.00      07/19/01        3.00           12,000,000
        21,294             Santee Cooper Ser 1998.........................      2.65      08/21/01        2.65           21,294,000

                         TENNESSEE
         9,000           Shelby County Health Educational & Housing
                          Facilities Board, Baptist Memorial Hospital Ser
                          2000............................................      2.80      10/23/01        2.80            9,000,000

                         TEXAS
        13,358           Dallas, Waterworks & Sewer Ser B.................      3.15      07/25/01        3.15           13,358,000
                         Dallas Area Rapid Transit,
        20,000             Ser 2001.......................................      3.00      08/09/01        3.00           20,000,000
        15,000             Ser 2001.......................................      2.70      10/15/01        2.70           15,000,000
        20,203           Harris County, Notes Ser A-1.....................      2.60      08/09/01        2.60           20,203,000
        20,000           Houston Water & Sewer Ser 1994 A.................      2.75      08/23/01        2.75           20,000,000
                         Houston,
        14,750             Ser C..........................................      2.65      10/11/01        2.65           14,750,000
        22,900             Ser 1993 A.....................................      2.65      10/11/01        2.65           22,900,000
                         San Antonio,
        23,000             Electric & Gas Ser 1995 A......................      3.10      07/26/01        3.10           23,000,000
        22,800             Electric & Gas Ser 1995 A......................      2.70      08/08/01        2.70           22,800,000
        20,000             Electric & Gas Ser 1995 A......................      2.60      09/07/01        2.60           20,000,000
        14,100             Electric & Gas Ser 1995 A......................      2.70      10/10/01        2.70           14,100,000
        12,000           Texas Municipal Power Agency, Ser 1991...........      3.00      07/18/01        3.00           12,000,000

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                                                                       YIELD TO
  PRINCIPAL                                                                                            MATURITY
  AMOUNT IN                                                                   COUPON      MATURITY     ON DATE OF
  THOUSANDS                                                                   RATE        DATE         PURCHASE       VALUE

-----------------------------------------------------------------------------------------------------------------------------------

                         Texas Public Finance Authority,
        13,100             Ser 1993 A.....................................      3.25      07/25/01        3.25           13,100,000
        20,000             Ser 1993 A.....................................      2.60      08/14/01        2.60           20,000,000
        21,000             Ser 1993 A.....................................      2.55      10/10/01        2.55           21,000,000
        14,000           University of Texas, Ser A.......................      3.05      07/24/01        3.05           14,000,000
                         WASHINGTON
                         King County,
         8,600             Sewer Ser A....................................      2.65      08/22/01        2.65            8,600,000
        10,000             Sewer Ser A....................................      2.60      09/12/01        2.60           10,000,000
                         WISCONSIN
        12,799           Wisconsin, Ser 1998 B............................      2.55      10/15/01        2.55           12,799,000
                                                                                                                     --------------
                         Total Tax-Exempt Commercial Paper
                          (COST $713,719,000)....................................................................       713,719,000
                                                                                                                     --------------
                         Short-Term Municipal Notes & Bonds (11.8%)
                         CALIFORNIA
        28,000           California School Cash Reserve Program Authority,
                          2001 Ser A, dtd 07/03/01 (WI)...................      4.00      07/03/02        2.65           28,368,200
        12,000           Los Angeles County, 2001-2002 TRANs, dtd 07/02/01
                          (WI)............................................      3.75      06/28/02        2.61           12,131,760
                         FLORIDA
         9,800           Orlando Capital Improvement Ser 1992, dtd
                          10/01/00........................................      6.00      10/01/01++     4.352           10,033,730
                         GEORGIA
         7,630           Georgia, Ser C, dtd 08/01/00.....................      6.25      08/01/01        4.26            7,642,920
        50,000           Gwinnett County School District Ser 2001, dtd
                          01/18/01........................................      4.25      12/28/01        3.03           50,288,994
                         INDIANA
        22,000           Indiana Bond Bank Advanced Funding Ser 2001 A-2,
                          dtd 02/01/01....................................      4.00      01/22/02       3.325           22,081,321
                         IOWA
        26,000           Iowa School Corporations, Warrant Certificates
                          2001-2002 Ser A (FSA), dtd 06/21/01.............      3.75      06/21/02        2.65           26,271,594
                         KENTUCKY
        80,000           Kentucky Asset/Liability Commission, 2002 Ser A
                          TRANs, dtd 07/03/01 (WI)........................      4.00      06/26/02        2.53           81,124,800
                         TEXAS
        25,000           Texas, Houston, Ser 2001 TRANs, dtd 07/03/01
                          (WI)............................................      3.50      06/28/02        2.55           25,228,250

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                                                                       YIELD TO
  PRINCIPAL                                                                                            MATURITY
  AMOUNT IN                                                                   COUPON      MATURITY     ON DATE OF
  THOUSANDS                                                                   RATE        DATE         PURCHASE       VALUE

-----------------------------------------------------------------------------------------------------------------------------------

                         Texas,
         5,000             Ser 2000 TRANs, dtd 08/31/00...................      5.25      08/31/01        4.27            5,007,975
        15,000             Ser 2000 TRANs, dtd 08/31/00...................      5.25      08/31/01        4.28           15,023,696
        15,000             Ser 2000 TRANs, dtd 08/31/00...................      5.25      08/31/01        4.29           15,023,429
        15,000             Ser 2000 TRANs, dtd 08/31/00...................      5.25      08/31/01        4.32           15,022,386
                         WYOMING
        50,000           Wyoming, Education Fund Ser 2001B TRANs,
                          dtd 07/02/01 (WI)...............................      3.25      06/27/02        2.56           50,331,500
                                                                                                                     --------------
                         Total Short-Term Municipal Notes & Bonds
                          (COST $363,580,555)....................................................................       363,580,555
                                                                                                                     --------------
                         Total Investments
                          (COST $3,265,071,555) (A)................................................      106.2%       3,265,071,555
                         Liabilities in Excess of Other Assets.....................................       (6.2)        (189,660,827)
                                                                                                         -----       --------------
                         Net Assets................................................................      100.0%      $3,075,410,728
                                                                                                         =====       ==============

---------------------

    AMT                    ALTERNATIVE MINIMUM TAX.
    COPS                   CERTIFICATES OF PARTICIPATION.
   TRANS                   TAX AND REVENUE ANTICIPATION NOTES.
    WI                     SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
    +                      RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2001.
    ++                     PREREFUNDED TO CALL DATE SHOWN.
    *                      DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH
                           DEMAND.
    **                     THIS SECURITY HAS BEEN SEGREGATED IN CONNECTION WITH THE
                           PURCHASE OF "WHEN-ISSUED" OR DELAYED DELIVERY SECURITIES.
    (A)                    COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

BOND INSURANCE:

   AMBAC                   AMBAC ASSURANCE CORPORATION.
   FGIC                    FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA                     FINANCIAL SECURITY ASSURANCE INC.
   MBIA                    MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2001

Assets:
Investments in securities, at value (cost
 $3,265,071,555)..................................  $3,265,071,555
Cash..............................................          43,910
Interest receivable...............................      14,977,122
Prepaid expenses and other assets.................          69,849
                                                    --------------

    Total Assets..................................   3,280,162,436
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................     203,434,339
  Investment management fee.......................         878,346
  Plan of distribution fee........................         248,051
Accrued expenses and other payables...............         190,972
                                                    --------------

    Total Liabilities.............................     204,751,708
                                                    --------------

    Net Assets....................................  $3,075,410,728
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $3,075,381,831
Accumulated undistributed net investment income...          38,987
Accumulated net realized loss.....................         (10,090)
                                                    --------------

    Net Assets....................................  $3,075,410,728
                                                    ==============
    Net Asset Value per Share
     3,075,422,280 shares outstanding (unlimited
     shares authorized of $.01 par value).........  $         1.00
                                                    ==============

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Financial Statements CONTINUED

Statement of Operations
For the year ended June 30, 2001

Net Investment Income:

Interest Income...................................  $116,850,854
                                                    ------------

Expenses
Investment management fee.........................    11,022,311
Plan of distribution fee..........................     3,050,922
Transfer agent fees and expenses..................       362,786
Registration fees.................................       203,342
Custodian fees....................................       127,264
Shareholder reports and notices...................        72,217
Professional fees.................................        49,160
Trustees' fees and expenses.......................        19,564
Other.............................................        29,440
                                                    ------------

    Total Expenses................................    14,937,006

Less: expense offset..............................      (127,012)
                                                    ------------

    Net Expenses..................................    14,809,994
                                                    ------------

    Net Investment Income.........................   102,040,860

    Net Realized Gain.............................        22,179
                                                    ------------

Net Increase......................................  $102,063,039
                                                    ============

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                          JUNE 30, 2001   JUNE 30, 2000
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................  $  102,040,860  $   79,907,054
Net realized gain (loss)................          22,179         (32,269)
                                          --------------  --------------

    Net Increase........................     102,063,039      79,874,785

Dividends to shareholders from net
 investment income......................    (102,041,665)    (79,907,189)

Net increase from transactions in shares
 of beneficial interest.................     415,045,550     370,566,468
                                          --------------  --------------

    Net Increase........................     415,066,924     370,534,064

Net Assets:
Beginning of period.....................   2,660,343,804   2,289,809,740
                                          --------------  --------------

End of Period (Including accumulated
 undistributed net investment income of
 $38,987 and $13,040, respectively).....  $3,075,410,728  $2,660,343,804
                                          ==============  ==============

                       See Notes to Financial Statements

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding
$1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

portion of daily net assets exceeding $1.5 billion but not exceeding
$2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.249% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $6,833,739,900 and $6,276,783,195, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $1,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,560. At June 30, 2001, the Fund had an accrued pension liability of $54,448 which is included in accrued expenses in the Statement of Assets and Liabilities.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                  FOR THE YEAR       FOR THE YEAR
                                                                     ENDED               ENDED
                                                                 JUNE 30, 2001       JUNE 30, 2000
                                                                ----------------    ---------------
Shares sold.................................................     10,854,872,880      9,830,192,933
Shares issued in reinvestment of dividends..................        102,041,665         79,907,189
                                                                ---------------     --------------
                                                                 10,956,914,545      9,910,100,122
Shares repurchased..........................................    (10,541,868,995)    (9,539,533,654)
                                                                ---------------     --------------
Net increase in shares outstanding..........................        415,045,550        370,566,468
                                                                ===============     ==============

6. Federal Income Tax Status
At June 30, 2001, the Fund had a net capital loss carryover of approximately $10,000 which will be available through June 30, 2009 to offset future capital gains to the extent provided by regulations.

As of June 30, 2001, the Fund had permanent book/tax differences attributable to dividend redesignations. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $26,752.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets Tax-Free Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Tax-Free Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 Federal Tax Notice (unaudited)

       For the year ended June 30, 2001, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                          ACTIVE ASSETS TAX-FREE TRUST

Active Assets California Tax-Free Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.


YEAR ENDED JUNE 30,               2001      2000      1999      1998      1997
--------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
--------------------------------------------------------------------------------
 Net asset value, beginning of
 period                           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------
 Net income from investment
 operations                        0.026     0.026     0.023     0.028     0.028
--------------------------------------------------------------------------------
 Less dividends from net
 investment income                (0.026)   (0.026)   (0.023)   (0.028)   (0.028)
--------------------------------------------------------------------------------
 Net asset value, end of
 period                           $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
--------------------------------------------------------------------------------

 TOTAL RETURN                       2.68%     2.60%     2.31%     2.84%     2.83%
--------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------
 Expenses                           0.59%     0.61% 0.63%(1)      0.64% 0.66%(1)
--------------------------------------------------------------------------------
 Net investment income              2.64%     2.55%     2.28%     2.79%     2.78%
--------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
 Net assets, end of period,
 in thousands                   $759,089  $697,703  $625,753  $549,779  $431,382
--------------------------------------------------------------------------------

 (1) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS
                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+     DATE*       VALUE

--------------------------------------------------------------------------

           California Tax-Exempt Short-Term Variable Rate Municipal
           Obligations (67.4%)
$  9,800   ABAG Finance Authority for
            Nonprofit Corporations,
            Episcopal Homes Foundation
            Ser 2000 COPs................   2.75%  07/09/01   $  9,800,000
   4,000   Alameda Contra Costa Schools
            Financing Authority, Capital
            Improvement Ser G COPs.......   2.70   07/09/01      4,000,000
  10,350   Anaheim, 1993 COPs (Ambac)....   2.50   07/09/01     10,350,000
  15,000   Bay Area Toll Authority, San
            Francisco Bay Area Toll
            Bridge Ser B.................   2.50   07/09/01     15,000,000
  27,300   Big Bear Lake, Southwest Gas
            Corp 1993 Ser A (AMT)........   2.65   07/09/01     27,300,000
  11,970   California Alternative Energy
            Source Financing Authority,
            General Electric Capital
            Corp-Arroyo Energy 1993 Ser B
            (AMT)**......................   2.45   07/09/01     11,970,000
           California Educational Facilities Authority,
  10,000     California Institute of
             Technology Ser 1994**.......   2.30   07/09/01     10,000,000
   5,000     Pepperdine University Ser
             B...........................   2.50   07/09/01      5,000,000
  15,165     Stanford University Ser
             L-5.........................   2.30   07/09/01     15,165,000
  18,000   California Health Facilities
            Financing Authority,
            Adventist Health System/West
            1998 Ser A (MBIA)............   3.05   07/02/01     18,000,000
           California Housing Finance Agency,
   6,600     Home Mortgage 2000 Ser G
             (AMT) (FSA).................   2.60   07/09/01      6,600,000
   9,500     Home Mortgage 2001 Ser J
             (AMT) (FSA).................   3.05   07/02/01      9,500,000
           California Pollution Control Financing Authority,
   5,040     Chevron USA Inc Ser 1983....   4.00   11/15/01      5,040,604
   4,000     Chevron USA Inc Ser 1984....   3.00   11/15/01      4,000,000
  10,485     Chevron USA Inc Ser 1984B...   2.85   06/15/02     10,488,565
   2,900     Shell Oil Co Ser 1991B......   3.10   07/02/01      2,900,000
   2,000   California Statewide
            Communities Development
            Authority, Sutter Health Ser
            1995 COPs (Ambac)............   3.10   07/02/01      2,000,000
  23,600   Contra Costa County,
            Multi-Family The Park Regency
            1992 Ser A (AMT).............   2.60   07/09/01     23,600,000
  15,000   Eastern Municipal Water
            District, Water & Sewer Ser
            1993 B COPs (FGIC)...........   2.45   07/09/01     15,000,000
   4,200   Elsinore Valley Municipal
            Water District, Ser 2000 A
            COPs (FGIC)..................   2.40   07/09/01      4,200,000
  10,500   Fremont, Creekside Village
            Multi-Family Issue D of 1985
            **...........................   2.55   07/09/01     10,500,000
  21,500   Fresno, Sewer System Sub Lien
            Ser 2000 A...................   2.40   07/09/01     21,500,000
  14,200   Glendale Financing Authority,
            Police Building Ser 2000
            COPs.........................   2.55   07/09/01     14,200,000
   7,000   Irvine Assessment District No
            89-10, Improvement Bond
            Act 1915.....................   3.10   07/02/01      7,000,000
   2,000   Irvine Public Facilities &
            Infrastructure Authority,
            Capital Improvement Ser 1985
            COPs.........................   2.55   07/09/01      2,000,000

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

PRINCIPAL
AMOUNT IN                                  COUPON   DEMAND
THOUSANDS                                  RATE+    DATE*        VALUE

--------------------------------------------------------------------------

$  5,150   Irvine Ranch Water District,
            Ser 1993.....................   3.10%  07/02/01   $  5,150,000
   7,800   Kern County, Public Facilities
            Ser 1986 D COPs..............   2.40   07/09/01      7,800,000
           Los Angeles, Multi-Family
   7,200     1985 Ser K..................   2.40   07/09/01      7,200,000
   3,400     1994 Ser A (AMT)............   3.25   07/02/01      3,400,000
           Los Angeles County Transportation Commission,
  15,000     Sales Tax Ser 1992 A
             (FGIC)**....................   2.45   07/09/01     15,000,000
   2,100     Sales Tax Ser 1992 A
             (FGIC)......................   2.50   07/09/01      2,100,000
           Los Angeles Department of Water & Power,
  12,000     Power System Ser 2001 B-1...   2.60   08/30/01     12,000,000
  25,800     Power System Ser 2001 B-8...   2.60   08/30/01     25,800,000
  15,000     Water System Ser 2001 B
             Subser B-1..................   2.55   07/09/01     15,000,000
           Metropolitan Water District of Southern California,
  22,030     Waterworks Ser 1996 A
             (Ambac).....................   2.45   07/09/01     22,030,000
   6,000     Waterworks 1998 Ser C.......   2.70   07/09/01      6,000,000
  10,000     Waterworks 2000 Ser B-4**...   2.50   07/09/01     10,000,000
   4,100   Monterey County Financing
            Authority, 1995 Ser A........   2.45   07/09/01      4,100,000
  16,300   Monterey Peninsula Water
            Management District,
            Wastewater Ser 1992 COPs.....   2.45   07/09/01     16,300,000
  10,100   Newport Beach, Hoag Memorial
            Hospital Presbyterian
            Ser 1992 B...................   3.00   07/02/01     10,100,000
           Oakland Joint Powers Financing Authority,
  11,700     1998 Ser A-1 (FSA)**........   2.40   07/09/01     11,700,000
   6,900     1998 Ser A-2 (FSA)..........   2.70   07/09/01      6,900,000
   3,800   Redlands, Orange Village Apts
            1988 Ser A (AMT).............   2.60   07/09/01      3,800,000
   7,145   Sacramento County,
            Administration Center &
            Courthouse 1990 COPs.........   2.70   07/09/01      7,145,000
   3,415   San Jacinto Unified School
            District, 1997 COPs (FSA)....   2.55   07/09/01      3,415,000
   2,300   Santa Ana, Town & Country
            Manor Ser 1990...............   3.10   07/02/01      2,300,000
  15,000   Southern California Public
            Power Authority, Transmission
            Refg Ser 2001 A**............   2.40   07/09/01     15,000,000
  11,280   Stanislaus Waste-to-Energy
            Financing Agency, Ogden
            Martin Systems Inc Ser 2000
            (MBIA).......................   2.70   07/09/01     11,280,000
  14,945   West Basin Municipal Water
            District, Ser 1997 B COPs....   2.50   07/09/01     14,945,000
           Puerto Rico
   8,000   Puerto Rico Government
            Development Bank, Refg Ser
            1985 (MBIA)..................   2.35   07/09/01      8,000,000
                                                              ------------
           Total California Tax-Exempt Short-Term Variable Rate Municipal
           Obligations
           (COST $511,579,169)..............................   511,579,169
                                                              ------------

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                          YIELD TO
PRINCIPAL                                                 MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                              RATE     DATE      PURCHASE       VALUE

----------------------------------------------------------------------------------

           California Tax-Exempt Commercial Paper (29.0%)
  15,000   California Infrastructure
            & Economic Development
            Bank, Salvation Army
            Western Territory Ser
            2001....................   2.75   09/12/01        2.75     15,000,000
  10,000   California State
            University Institute,
            Ser A...................   2.65   10/10/01        2.65     10,000,000
  11,000   East Bay Municipal
            Utility District, Water
            Ser 1997................   2.65   08/29/01        2.65     11,000,000
  12,850   Long Beach, Harbor
            Department Ser 1994 A
            (AMT)...................   2.60   08/09/01        2.60     12,850,000
           Los Angeles,
  13,000     Wastewater Ser 1997....   2.45   08/08/01        2.45     13,000,000
  12,000     Wastewater Ser 1997....   2.65   10/10/01        2.65     12,000,000
           Los Angeles County Metropolitan Transportation Authority,
  10,000     Sales Tax Ser A........   2.50   10/09/01        2.50     10,000,000
           San Diego County Water Authority,
  18,500     Ser #1.................   2.60   10/11/01        2.60     18,500,000
   9,700     Ser #1.................   2.65   11/08/01        2.65      9,700,000
           San Francisco Airport Commission, San Francisco
           International Airport
  13,575     Ser 1997 A (AMT).......   2.60   10/04/01        2.60     13,575,000
   9,830     Ser 1997 A (AMT).......   2.65   10/04/01        2.65      9,830,000
   8,000     Ser 1997 B.............   2.60   08/13/01        2.60      8,000,000
  15,000   San Gabriel Valley
            Council of Governments,
            Alameda Corridor-East
            GANs....................   2.55   08/10/01        2.55     15,000,000
           University of California Regents,
  12,000     Ser A..................   2.65   07/25/01        2.65     12,000,000
  12,300     Ser A..................   2.40   07/26/01        2.40     12,300,000
   7,900     Ser A..................   2.55   08/22/01        2.55      7,900,000
   5,000     Ser A..................   2.50   08/27/01        2.50      5,000,000
   6,500     Ser A..................   2.50   09/10/01        2.50      6,500,000
           Puerto Rico
           Puerto Rico Government Development Bank,
   3,700     Ser 1996...............   2.65   07/19/01        2.65      3,700,000
  14,500     Ser 1996...............   2.95   07/26/01        2.95     14,500,000
                                                                     ------------
           Total California Tax-Exempt Commercial Paper
           (COST $220,355,000).....................................   220,355,000
                                                                     ------------

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Portfolio of Investments / / June 30, 2001 CONTINUED

                                                         YIELD TO
PRINCIPAL                                                MATURITY
AMOUNT IN                             COUPON  MATURITY   ON DATE OF
THOUSANDS                             RATE      DATE     PURCHASE       VALUE

----------------------------------------------------------------------------------

           California Tax-Exempt Short-Term Municipal Notes (13.2%)
           California School Cash Reserve Program Authority,
   9,000     2000 Pool Ser A
             (Ambac), dtd
             07/03/00...............   5.25   07/03/01        4.27      9,000,695
  35,000     2001 Pool Ser A
             (Ambac), dtd 07/03/01
             (WI)...................   4.00   07/03/02        2.65     35,460,250
  15,000   Fresno County, 2001-2002
            TRANs, dtd 07/02/01
            (WI)....................   3.50   07/01/02        2.63     15,126,750
  25,000   Los Angeles County
            2001-2002 TRANs, dtd
            07/02/01 (WI)...........   3.75   06/28/02        2.61     25,274,500
  15,000   Stanislaus County, Ser
            2000-2001 TRANs, dtd
            11/15/00................   4.25   11/14/01        3.70     15,029,809
                                                                     ------------
           Total California Tax-Exempt Short-Term Municipal Notes
           (COST $99,892,004)......................................    99,892,004
                                                                     ------------

           Total Investments
           (COST $831,826,173) (a).....................      109.6%   831,826,173

           Liabilities in Excess of Other Assets.......       (9.6)   (72,737,417)
                                                          --------   ------------

           Net Assets..................................      100.0%  $759,088,756
                                                          ========   ============

---------------------

    AMT ALTERNATIVE MINIMUM TAX.
    COPS CERTIFICATES OF PARTICIPATION.
    GANS GRANT ANTICIPATION NOTES.
   TRANS TAX AND REVENUE ANTICIPATION NOTES.
    WI  SECURITY PURCHASED ON A "WHEN-ISSUED" BASIS.
    +   RATE SHOWN IS RATE IN EFFECT AT JUNE 30, 2001.
    *   DATE ON WHICH THE PRINCIPAL AMOUNT CAN BE RECOVERED THROUGH DEMAND.
    ** ALL OR A PORTION OF THIS SECURITY HAS BEEN SEGREGATED IN CONNECTION WITH THE PURCHASE OF "WHEN-ISSUED" SECURITIES.

    (a) Cost is the same for federal income tax purposes.

BOND INSURANCE:

   AMBAC AMBAC ASSURANCE CORPORATION.
   FGIC FINANCIAL GUARANTY INSURANCE COMPANY.
   FSA  FINANCIAL SECURITY ASSURANCE INC.
   MBIA MUNICIPAL BOND INVESTORS ASSURANCE CORPORATION.

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Financial Statements

Statement of Assets and Liabilities
June 30, 2001

Assets:
Investments in securities, at value (cost
 $831,826,173)....................................  $831,826,173
Cash..............................................       165,485
Interest receivable...............................     3,397,320
Prepaid expenses..................................        13,740
                                                    ------------

    Total Assets..................................   835,402,718
                                                    ------------
Liabilities:
Payable for:
  Investments purchased...........................    75,861,500
  Investment management fee.......................       294,280
  Plan of distribution fee........................        62,584
Accrued expenses and other payables...............        95,598
                                                    ------------

    Total Liabilities.............................    76,313,962
                                                    ------------

    Net Assets....................................  $759,088,756
                                                    ============
Composition of Net Assets:
Paid-in-capital...................................  $759,064,603
Accumulated undistributed net investment income...           403
Accumulated undistributed net realized gain.......        23,750
                                                    ------------

    Net Assets....................................  $759,088,756
                                                    ============
    Net Asset Value per Share,
      759,064,603 shares outstanding (unlimited
      shares authorized of $.01 par value)........  $       1.00
                                                    ============

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Financial Statements CONTINUED

Statement of Operations
For the year ended June 30, 2001

Net Investment Income:

Interest Income...................................  $ 27,420,427
                                                    ------------
Expenses
Investment management fee.........................     3,936,048
Plan of distribution fee..........................       832,240
Transfer agent fees and expenses..................        92,514
Professional fees.................................        49,290
Shareholder reports and notices...................        40,576
Custodian fees....................................        31,616
Registration fees.................................        26,847
Trustees' fees and expenses.......................        20,031
Other.............................................        10,063
                                                    ------------

    Total Expenses................................     5,039,225

Less: expense offset..............................       (31,545)
                                                    ------------

    Net Expenses..................................     5,007,680
                                                    ------------

    Net Investment Income.........................    22,412,747

    Net Realized Gain.............................        44,888
                                                    ------------

Net Increase......................................  $ 22,457,635
                                                    ============

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                          FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED
                                          JUNE 30, 2001  JUNE 30, 2000
                                          -------------  -------------
Increase (Decrease) in Net Assets:

Operations:
Net investment income...................  $ 22,412,747   $ 19,043,291
Net realized gain (loss)................        44,888        (21,138)
                                          ------------   ------------

    Net Increase........................    22,457,635     19,022,153

Dividends to shareholders from net
 investment income......................   (22,412,836)   (19,043,159)

Net increase from transactions in shares
 of beneficial interest.................    61,341,184     71,970,497
                                          ------------   ------------

    Net Increase........................    61,385,983     71,949,491

Net Assets:
Beginning of period.....................   697,702,773    625,753,282
                                          ------------   ------------

End of Period
 (Including accumulated undistributed
 net investment income of $403 and $492,
 respectively)..........................  $759,088,756   $697,702,773
                                          ============   ============

                       See Notes to Financial Statements

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $2,159,567,030 and $2,045,764,710, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $170.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,014. At June 30, 2001, the Fund had an accrued pension liability of $45,632 which is included in accrued expenses in the Statement of Assets and Liabilities.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE YEAR       FOR THE YEAR
                                                                     ENDED              ENDED
                                                                 JUNE 30, 2001      JUNE 30, 2000
                                                                ---------------    ---------------
Shares sold.................................................     2,787,037,894      2,921,570,057
Shares issued in reinvestment of dividends..................        22,412,836         19,043,159
                                                                --------------     --------------
                                                                 2,809,450,730      2,940,613,216
Shares repurchased..........................................    (2,748,109,546)    (2,868,642,719)
                                                                --------------     --------------
Net increase in shares outstanding..........................        61,341,184         71,970,497
                                                                ==============     ==============

6. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets California Tax-Free Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets California Tax-Free Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets California Tax-Free Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets California Tax-Free Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 Federal Tax Notice (unaudited)

       For the year ended June 30, 2001, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

                    ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

Active Assets Government Securities Trust
Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each year. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).


This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this PROSPECTUS and/or the Fund's STATEMENT OF ADDITIONAL INFORMATION.


YEAR ENDED JUNE 30,                2001       2000      1999      1998      1997
----------------------------------------------------------------------------------

 SELECTED PER SHARE DATA:
----------------------------------------------------------------------------------
 Net asset value, beginning of
 period                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
----------------------------------------------------------------------------------
 Net income from investment
 operations                          0.053     0.050     0.045     0.049     0.048
----------------------------------------------------------------------------------
 Less dividends from net
 investment income                  (0.053)   (0.050)   (0.045)   (0.049)   (0.048)
----------------------------------------------------------------------------------
 Net asset value, end of
 period                             $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
----------------------------------------------------------------------------------

 TOTAL RETURN                         5.48%     5.17%     4.64%     5.05%     4.92%
----------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------
 Expenses                             0.56%     0.59%     0.61%     0.63%     0.64%
----------------------------------------------------------------------------------
 Net investment income                5.24%     5.03%     4.50%     4.93%     4.78%
----------------------------------------------------------------------------------

 SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------
 Net assets, end of period, in
 thousands                      $1,603,374  $932,466  $995,448  $698,977  $620,449
----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS
                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Portfolio of Investments / / June 30, 2001

                                                                                           ANNUALIZED
      PRINCIPAL                                                                              YIELD
      AMOUNT IN                                                                            ON DATE OF
      THOUSANDS                         DESCRIPTION AND MATURITY DATES                      PURCHASE            VALUE

---------------------------------------------------------------------------------------------------------------------------

                         U.S. Government Agencies (97.9%)
      $140,352           Federal Farm Credit Banks
                          07/02/01 - 10/03/01........................................     3.82 - 4.21%      $  139,875,570
       774,218           Federal Home Loan Banks
                          07/05/01 - 04/29/02........................................     3.52 - 5.18          769,108,296
       425,000           Federal Home Loan Mortgage Corp.
                          07/03/01 - 04/25/02........................................     3.76 - 4.81          423,313,400
       200,000           Federal National Mortgage Assoc.
                          07/25/01 - 05/17/02........................................     3.63 - 4.17          196,852,840
        40,000           Student Loan Marketing Assoc.
                          07/25/01...................................................         3.92              39,891,944
                                                                                                            --------------
                         Total U.S. Government Agencies
                          (COST $1,569,042,050)........................................................      1,569,042,050
                                                                                                            --------------
                         U.S. Government Obligation (1.2%)
        20,000           U.S. Treasury Bill
                          09/27/01
                          (COST $19,826,945).........................................         3.53              19,826,945
                                                                                                            --------------
                         Repurchase Agreement (1.0%)
        15,385           Goldman Sachs & Co.
                          due 07/02/01 (dated 06/29/01; proceeds $15,390,257) (a)
                          (COST $15,385,000).........................................         4.10              15,385,000
                                                                                                            --------------

                         Total Investments
                          (COST $1,604,253,995) (B)..................................        100.1%          1,604,253,995

                         Liabilities in Excess of Other Assets.......................        (0.1)                (879,966)
                                                                                         --------------     --------------

                         Net Assets..................................................        100.0%         $1,603,374,029
                                                                                         ==============     ==============

---------------------

(A)                     COLLATERALIZED BY $15,633,605 FEDERAL HOME LOAN MORTGAGE
                        CORP. 6.50% - 7.50% DUE 07/01/29 - 01/01/30 VALUED AT
                        $15,692,701.
(B)                     COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Financial Statements

Statement of Assets and Liabilities
JUNE 30, 2001

Assets:
Investments in securities, at value (cost $1,604,253,995)...    $1,604,253,995
Cash........................................................             2,469
Interest receivable.........................................             1,752
Prepaid expenses and other assets...........................            35,530
                                                                --------------

    Total Assets............................................     1,604,293,746
                                                                --------------
Liabilities:
Payable for:
  Investment management fee.................................           516,878
  Plan of distribution fee..................................           125,425
Accrued expenses and other payables.........................           277,414
                                                                --------------

    Total Liabilities.......................................           919,717
                                                                --------------

    Net Assets..............................................    $1,603,374,029
                                                                ==============
Composition of Net Assets:
Paid-in-capital.............................................    $1,603,373,900
Accumulated undistributed net investment income.............               129
                                                                --------------

    Net Assets..............................................    $1,603,374,029
                                                                ==============
    Net Asset Value per Share,
      1,603,373,900 shares outstanding (unlimited shares
      authorized of $.01 par value).........................    $         1.00
                                                                ==============

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Financial Statements CONTINUED

Statement of Operations
FOR THE YEAR ENDED JUNE 30, 2001

Net Investment Income:
Interest Income.............................................    $79,068,488
                                                                -----------
Expenses
Investment management fee...................................      5,750,892
Plan of distribution fee....................................      1,340,533
Registration fees...........................................        211,778
Transfer agent fees and expenses............................        115,962
Custodian fees..............................................         70,370
Professional fees...........................................         50,887
Shareholder reports and notices.............................         40,998
Trustees' fees and expenses.................................         19,533
Other.......................................................         15,328
                                                                -----------
    Total Expenses..........................................      7,616,281
                                                                -----------
Net Investment Income.......................................    $71,452,207
                                                                ===========

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Financial Statements CONTINUED

Statement of Changes in Net Assets

                                                                  FOR THE YEAR       FOR THE YEAR
                                                                     ENDED              ENDED
                                                                 JUNE 30, 2001      JUNE 30, 2000
                                                                ----------------    --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $   71,452,207      $ 50,724,152
Net realized gain...........................................          --                   10,475
                                                                 --------------      ------------

    Net Increase............................................         71,452,207        50,734,627
                                                                 --------------      ------------

Dividends and Distributions to Shareholders from:
Net investment income.......................................        (71,452,583)      (50,724,075)
Net realized gain...........................................          --                  (10,475)
                                                                 --------------      ------------

    Total Dividends and Distributions.......................        (71,452,583)      (50,734,550)
                                                                 --------------      ------------

Net increase (decrease) from transactions in shares of
 beneficial interest........................................        670,908,413       (62,981,628)
                                                                 --------------      ------------

    Net Increase (Decrease).................................        670,908,037       (62,981,551)

Net Assets:
Beginning of period.........................................        932,465,992       995,447,543
                                                                 --------------      ------------

End of Period (Including accumulated undistributed net
 investment income of $129 and $505, respectively)..........     $1,603,374,029      $932,465,992
                                                                 ==============      ============

                       See Notes to Financial Statements

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Notes to Financial Statements / / June 30, 2001

1. Organization and Accounting Policies
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million;
0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion;
0.275% to the portion of daily net

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Notes to Financial Statements / / June 30, 2001 CONTINUED

assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets. For the year ended June 30, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2001 aggregated $40,445,022,942 and $39,844,420,485, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,559. At June 30, 2001, the Fund had an accrued pension liability of $54,447 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE YEAR       FOR THE YEAR
                                                                     ENDED              ENDED
                                                                 JUNE 30, 2001      JUNE 30, 2000
                                                                ---------------    ---------------
Shares sold.................................................     5,413,238,988      3,996,050,976
Shares issued in reinvestment of dividends and
 distributions..............................................        71,420,190         50,670,672
                                                                --------------     --------------
                                                                 5,484,659,178      4,046,721,648
Shares repurchased..........................................    (4,813,750,765)    (4,109,703,276)
                                                                --------------     --------------
Net increase (decrease) in shares outstanding...............       670,908,413        (62,981,628)
                                                                ==============     ==============

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

Active Assets Government Securities Trust
Independent Auditors' Report

To the Shareholders and Board of Trustees of Active Assets Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 7, 2001

                      2001 Federal Tax Notice (unaudited)

       Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2001, 53.88% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                   ACTIVE ASSETS GOVERNMENT SECURITIES TRUST

                          ACTIVE ASSETS TAX-FREE TRUST
                            PART C OTHER INFORMATION

ITEM 23.  EXHIBITS

1(a). Declaration of Trust of the Registrant, dated March 27, 1981, is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

1(b). Amendment dated May 21, 1994 to the Declaration of Trust is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N1-A, filed on August 29, 1995.

1(c). Amendment dated December 17, 1984 to the Declaration of Trust is incorporated by reference to Exhibit 1(c) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

2. Amended and Restated By-Laws of the Registrant, dated May 1, 1999, is incorporated by reference to Exhibit 2 of Post Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

3.        Not Applicable.

4. Amended and Restated Investment Management Agreement, dated May 1, 2001, filed herein.

5(a). Amended and Restated Distribution Agreement dated May 31, 1997 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

5(b). Selected Dealer Agreement, dated January 4, 1993, between Morgan Stanley Distributors Inc. and Morgan Stanley DW Inc. is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

6. Second Amended and Restated Retirement Plan for Non-Interested Directors or Trustees is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

7(a). Custody Agreement between The Bank of New York and the Registrant is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A, filed on August 29, 1995.

7(b). Amendment dated April 17, 1996 to the Custody Agreement is incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A, filed on August 22, 1996.

7(c).     Amendment to the Custody Agreement dated June 15, 2001, filed herein.

7(d).     Foreign Custody Manager Agreement dated June 15, 2001, filed herein.

8(a). Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated September 1, 2000, filed herein.

8(b).     Amended and Restated Services Agreement, filed herein.

9(a). Opinion of Dennis H. Greenwald, Esq. dated June 2, 1981, is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on June 16, 1999.

10.       Consent of Independent Auditors, filed herein.

12.       Not Applicable.

13. Amended and Restated Plan of Distribution pursuant to Rule 12b-1 is incorporated by reference to Exhibit 15 of Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A, filed on August 22, 1997.

16(a). Code of Ethics of Morgan Stanley Investment Advisors Inc., Morgan Stanley Distributors Inc. as well as other Morgan Stanley affiliated entities, filed herein.

16(b).    Code of Ethics of the Morgan Stanley Funds, filed herein.

Other Powers of Attorney of Trustees are incorporated by reference to Exhibit (Other) of Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A, filed on August 22, 1994, Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on August 20, 1998 and Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on August 29, 2000.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          NONE

ITEM 25.  INDEMNIFICATION.

     Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the indemnification of the Registrant's trustees, officers, employees and agents is permitted if it is determined that they acted under the belief that their actions were in or not opposed to the best interest of the Registrant, and, with respect to any criminal proceeding, they had reasonable cause to believe their conduct was not unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render them liable by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties to the Registrant. Trustees, officers, employees and agents will be indemnified for the expense of litigation if it is determined that they are entitled to indemnification against any liability established in such litigation. The Registrant may also advance money for these expenses provided that they give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

     Pursuant to Section 5.2 of the Registrant's Declaration of Trust and paragraph 8 of the Registrant's Investment Management Agreement, neither the Investment Manager nor any trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of bad faith, willful misfeasance, gross negligence or reckless disregard of duties to the Registrant.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act, and will be governed by the final adjudication of such issue.

     The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

     The Registrant, in conjunction with the Investment Manager, the Registrant's Trustees, and other registered investment management companies managed by the Investment Manager, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     See "Fund Management" in the Prospectus regarding the business of the investment advisor. The following information is given regarding officers of Morgan Stanley Investment Advisors Inc. ("Morgan Stanley Advisors"). Morgan Stanley Advisors is a wholly-owned subsidiary of Morgan Stanley & Co.


THE PRINCIPAL ADDRESSES ARE AS FOLLOWS:

MORGAN STANLEY INVESTMENT ADVISORS
MORGAN STANLEY INVESTMENT MANAGEMENT
MORGAN STANLEY SERVICES COMPANY INC. ("MORGAN STANLEY SERVICES")
MORGAN STANLEY DISTRIBUTORS INC. ("MORGAN STANLEY DISTRIBUTORS")
MORGAN STANLEY DW INC. ("MORGAN STANLEY DW")
MORGAN STANLEY FUNDS

Two World Trade Center, New York, New York 10048.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.
MORGAN STANLEY INVESTMENT GROUP INC. ("MORGAN STANLEY INVESTMENT GROUP") THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UNIVERSAL INSTITUTIONAL FUNDS") 1221 Avenue of the Americas New York, New York 10020.

MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT LTD.
MORGAN STANLEY & CO. INTERNATIONAL LIMITED  ("MORGAN STANLEY & CO.
 INTERNATIONAL")
25 Cabot Square, London, England.

MORGAN STANLEY INVESTMENTS LP
MORGAN STANLEY INSTITUTIONAL FUND TRUST
MORGAN STANLEY DISTRIBUTION, INC.
One Tower Bridge, West Conshohocken, PA  19428.

VAN KAMPEN INVESTMENT ASSET MANAGEMENT INC. ("VAN KAMPEN")
1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL  60181

MORGAN STANLEY DEAN WITTER TRUST FSB ("MORGAN STANLEY TRUST") 2 Harborside Financial Center, Jersey City, New Jersey 07311.

NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OREMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS          INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------          --------------------------------------------------------------
Mitchell M. Merin                           President and Chief Operating Officer of Morgan Stanley
President, Chief Executive Officer          Investment Management; Chairman, Chief Executive
and Director                                Officer and Director of Morgan Stanley Distributors and Morgan Stanley
                                            Trust; President, Chief Executive Officer and Director of Morgan Stanley
                                            Services; President of the Morgan Stanley Funds; Executive Vice President
                                            and Director of Morgan Stanley DW; Director of Morgan Stanley Investment
                                            Management Inc.; Member of the Executive Committee of Morgan Stanley
                                            Investments LP; Director of various Morgan Stanley subsidiaries; Trustee of various Van Kampen investment companies.

Barry Fink                                  Managing Director and General Counsel of Morgan Stanley
Managing Director,                          Investment Management; Managing Director, Secretary,
Secretary, General Counsel                  General Counsel and Director of Morgan Stanley Services;
and Director                                Vice President and Secretary of Morgan Stanley Distributors; Vice
                                            President, Secretary and General Counsel of the Morgan Stanley Funds.

Joseph J. McAlinden                         Chief Investment Officer and Managing Director of Morgan
Managing Director and                       Stanley Investment Management Inc.; Chief Investment Officer
Chief Investment Officer                    and Managing Director of Morgan Stanley Investments LP; Director of
                                            Morgan Stanley Trust.

NAME AND POSITION WITH                      OTHER SUBSTANTIAL BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT,
MORGAN STANLEY INVESTMENT ADVISORS          INCLUDING NAME, PRINCIPAL ADDRESS AND NATURE OF CONNECTION
----------------------------------          --------------------------------------------------------------
Barton M. Biggs                             Chairman, Senior Advisor, Managing Director and Director
Managing Director                           of Morgan Stanley Investment Management Inc. and Managing
And Senior Advisor                          Director of Morgan Stanley Investments LP.

Thomas L. Bennett                           Managing Director and Director of Morgan Stanley Investment
Managing Director                           Management Inc.; Director of the Universal Institutional Funds; Managing
                                            Director and Executive Committee member of Morgan Stanley Investments
                                            LP; Chairman of Morgan Stanley Institutional Fund Trust; Director of Morgan
                                            Stanley Distribution, Inc.

Ronald E. Robison                           Managing Director, Chief Administrative Officer and
Managing Director,                          and Director of Morgan Stanley Services and Chief Executive
Chief Administrative Officer and            Officer and Director of Morgan Stanley Trust.
Director

Dominic P. Caldecott                        Managing Director of Morgan Stanley Investment Management
Managing Director                           Inc., Morgan Stanley Investments LP and Morgan Stanley Dean Witter
                                            Investment Management Ltd.; Vice President and Investment Manager of
                                            Morgan Stanley & Co. International.

Rajesh K. Gupta                             Managing Director and Chief Administrative Officer-
Managing Director and                       Investments of Morgan Stanley Investment Management Inc.
Chief Administrative Officer-               and Morgan Stanley Investments LP.
Investments

Robert S. Giambrone                         Executive Director of Morgan Stanley Services, Morgan
Executive Director                          Stanley Distributors and Morgan Stanley Trust; Director of Morgan Stanley
                                            Trust.

John B. Kemp, III                           President of Morgan Stanley Distributors.
Executive Director

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Morgan Stanley Distributors Inc., a Delaware corporation, is the principal underwriter of the Registrant. Morgan Stanley Distributors is also the principal underwriter of the following investment companies:

(1)      Active Assets California Tax-Free Trust
(2)      Active Assets Government Securities Trust
(3)      Active Assets Institutional Money Trust
(4)      Active Assets Money Trust
(5)      Active Assets Premier Money Trust
(6)      Active Assets Tax-Free Trust
(7)      Morgan Stanley 21st Century Trend Fund
(8)      Morgan Stanley Aggressive Equity Fund
(9)      Morgan Stanley All Star Growth Fund
(10)     Morgan Stanley American Opportunities Fund
(11)     Morgan Stanley Balanced Growth Fund
(12)     Morgan Stanley Balanced Income Fund
(13)     Morgan Stanley California Tax-Free Daily Income Trust
(14)     Morgan Stanley California Tax-Free Income Fund
(15)     Morgan Stanley Capital Growth Securities
(16)     Morgan Stanley Competitive Edge Fund, "BEST IDEAS PORTFOLIO"

(17)     Morgan Stanley Convertible Securities Trust
(18)     Morgan Stanley Developing Growth Securities Trust
(19)     Morgan Stanley Diversified Income Trust
(20)     Morgan Stanley Dividend Growth Securities Inc.
(21)     Morgan Stanley Equity Fund
(22)     Morgan Stanley European Growth Fund Inc.
(23)     Morgan Stanley Federal Securities Trust
(24)     Morgan Stanley Financial Services Trust
(25)     Morgan Stanley Fund of Funds
(26)     Morgan Stanley Global Dividend Growth Securities
(27)     Morgan Stanley Global Utilities Fund
(28)     Morgan Stanley Growth Fund
(29)     Morgan Stanley Hawaii Municipal Trust
(30)     Morgan Stanley Health Sciences Trust
(31)     Morgan Stanley High Yield Securities Inc.
(32)     Morgan Stanley Income Builder Fund
(33)     Morgan Stanley Information Fund
(34)     Morgan Stanley Intermediate Income Securities
(35)     Morgan Stanley International Fund
(36)     Morgan Stanley International SmallCap Fund
(37)     Morgan Stanley International Value Equity Fund
(38)     Morgan Stanley Japan Fund
(39)     Morgan Stanley KLD Social Index Fund
(40)     Morgan Stanley Latin American Growth Fund
(41)     Morgan Stanley Limited Term Municipal Trust
(42)     Morgan Stanley Liquid Asset Fund Inc.
(43)     Morgan Stanley Market Leader Trust
(44)     Morgan Stanley Mid-Cap Equity Trust
(45)     Morgan Stanley Mid-Cap Value Fund
(46)     Morgan Stanley Multi-State Municipal Series Trust
(47)     Morgan Stanley Nasdaq-100 Index Fund
(48)     Morgan Stanley Natural Resource Development Securities Inc.
(49)     Morgan Stanley New Discoveries Fund
(50)     Morgan Stanley New York Municipal Money Market Trust
(51)     Morgan Stanley New York Tax-Free Income Fund
(52)     Morgan Stanley Next Generation Trust
(53)     Morgan Stanley North American Government Income Trust
(54)     Morgan Stanley Pacific Growth Fund Inc.
(55)     Morgan Stanley Prime Income Trust
(56)     Morgan Stanley Real Estate Fund
(57)     Morgan Stanley S&P 500 Index Fund
(58)     Morgan Stanley S&P 500 Select Fund
(59)     Morgan Stanley Short-Term Bond Fund
(60)     Morgan Stanley Short-Term U.S. Treasury Trust
(61)     Morgan Stanley Small Cap Growth Fund
(62)     Morgan Stanley Special Value Fund
(63)     Morgan Stanley Strategist Fund
(64)     Morgan Stanley Tax-Exempt Securities Trust
(65)     Morgan Stanley Tax-Free Daily Income Trust
(66)     Morgan Stanley Tax-Managed Growth Fund
(67)     Morgan Stanley Technology Fund
(68)     Morgan Stanley Total Market Index Fund

(69)     Morgan Stanley Total Return Trust
(70)     Morgan Stanley U.S. Government Money Market Trust
(71)     Morgan Stanley U.S. Government Securities Trust
(72)     Morgan Stanley Utilities Fund
(73)     Morgan Stanley Value-Added Market Series
(74)     Morgan Stanley Value Fund
(75)     Morgan Stanley Variable Investment Series

(b) The following information is given regarding directors and officers of Morgan Stanley Distributors not listed in Item 26 above. The principal address of Morgan Stanley Distributors is Two World Trade Center, New York, New York 10048. Other than Messrs. Higgins and Purcell, who are Trustees of the Registrant, none of the following persons has any position or office with the Registrant.

NAME                  POSITIONS AND OFFICE WITH MORGAN STANLEY  DISTRIBUTORS

James F. Higgins      Director

Philip J. Purcell     Director

John Schaeffer        Director

Charles Vadala        Senior Vice President and Financial Principal.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained by the Investment Manager at its offices, except records relating to holders of shares issued by the Registrant, which are maintained by the Registrant's Transfer Agent, at its place of business as shown in the prospectus.

ITEM 29.  MANAGEMENT SERVICES

     Registrant is not a party to any such management-related service contract.

ITEM 30.  UNDERTAKINGS

     Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of August, 2001.

                                         ACTIVE ASSETS TAX-FREE TRUST

                                         By: /s/ Barry Fink
                                              --------------------------------
                                                 Barry Fink
                                                 Vice President and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.24 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                         TITLE                                        DATE
(1) Principal Executive Officer             Chairman, Chief Executive Officer
                                            and Trustee

By: /s/ Charles A. Fiumefreddo                                                         08/27/01
   ---------------------------------
        Charles A. Fiumefreddo

(2) Principal Financial Officer             Treasurer and Principal
                                            Accounting Officer

By: /s/ Thomas F. Caloia                                                               08/27/01
    --------------------------------
        Thomas F. Caloia

(3) Majority of the Trustees

    Charles A. Fiumefreddo (Chairman)
    Philip J. Purcell
    James F. Higgins

By: /s/ Barry Fink                                                                     08/27/01
    --------------------------------
        Barry Fink
        Attorney-in-Fact

    Michael Bozic          Manuel H. Johnson
    Edwin J. Garn          Michael E. Nugent
    Wayne E. Hedien        John L. Schroeder

By: /s/ David M. Butowsky                                                              08/27/01
    --------------------------------
        David M. Butowsky
         Attorney-in-Fact

                          ACTIVE ASSETS TAX-FREE TRUST

                                  Exhibit Index

4.       --  Amended and Restated Investment Management Agreement dated
             May 1, 2001

7.(c)    --  Amendment to the Custody Agreement dated June 15, 2001

7.(d)    --  Foreign Custody Manager Agreement dated June 15, 2001

8.(a)    --  Amended and Restated Transfer Agency and Service Agreement between the Registrant and Morgan Stanley Dean Witter Trust FSB, dated
             September 1, 2000

8.(b)    --  Amended and Restated Services Agreement

10.      --  Consent of Independent Auditors

16.(a)   --  Code of Ethics of Morgan Stanley Investment Advisors Inc., Morgan
             Stanley Distributors Inc. as well as other Morgan Stanley affiliated entities

16.(b)   --  Code of Ethics of the Morgan Stanley Funds